AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 20, 2006
                               File No. 333-47717
                               File No. 811-09154
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------
                         POST-EFFECTIVE AMENDMENT NO. 14

                                   ON FORM N-6

     TO REGISTRATION STATEMENT ON FORM S-6 UNDER THE SECURITIES ACT OF 1933

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         POST-EFFECTIVE AMENDMENT NO. 26

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                           (Exact Name of Registrant)

                          LINCOLN BENEFIT LIFE COMPANY
                               (Name of Depositor)
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
               (Complete Address of Depositor's Principal Office)

                                WILLIAM F. EMMONS
                          Lincoln Benefit Life Company
                             2940 South 84th Street
                             Lincoln, Nebraska 68506
                                 1-800-525-9287
                (Name and Complete Address of Agent for Service)


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Approximate  Date of Proposed  Public  Offering:  As soon as  practicable  after effective date.

         It is proposed that this filing will become effective:
                immediately upon filing pursuant to paragraph (b) of Rule 485
          /X/   on May 1, 2006 pursuant to paragraph (b) of Rule 485
                60 days after filing pursuant to paragraph (a) of Rule 485 on --------- pursuant to paragraph (a) of Rule 485



The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

                 CONSULTANT VARIABLE UNIVERSAL LIFE PROSPECTUS



          Flexible Premium Variable Universal Life Insurance Policies



                                   Issued by:

                          Lincoln Benefit Life Company



                              In connection with:

                   Lincoln Benefit Life Variable Life Account



                                Street Address:

                              2940 S. 84th Street

                             Lincoln, NE 68506-4142



                                Mailing Address:

                                 P.O. Box 80469

                             Lincoln, NE 68501-0469



                       Telephone Number:  1-800-865-5237

                          Fax Number:  1-877-525-2689



This Prospectus describes information you should know before you purchase the Consultant Flexible Premium Variable Universal Life Insurance Policy. Please read it carefully and retain it for your records. THIS PRODUCT IS NO LONGER AVAILABLE FOR SALE.

This Policy is designed to provide both life insurance protection and flexibility in connection with Premium payments and Death Benefits. Subject to certain restrictions, you may vary the frequency and amount of Premium payments and increase or decrease the level of life insurance benefits payable under the Policy. If you have already purchased the Policy, you may continue to make premium payments according to the Policy. In addition, it may not be advantageous for you to replace existing insurance coverage or buy additional insurance coverage if you already own a variable life insurance policy.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                   The date of this Prospectus is May 1, 2006


                                 1  PROSPECTUS

TABLE OF CONTENTS
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                                                                         PAGE

--------------------------------------------------------------------------------
SUMMARY
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  Description of the Policy and Policy Benefits                         3
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  Risks of the Policy                                                   5
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  The Portfolios And Associated Risks                                   6
--------------------------------------------------------------------------------
FEE TABLES
--------------------------------------------------------------------------------
  Transaction Fees                                                      7
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  Periodic Charges Other Than Portfolio Operating Expenses              8
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  Optional Benefit Charges                                              9
--------------------------------------------------------------------------------
  Portfolio Total Annual Operating Expenses                             10
--------------------------------------------------------------------------------
PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------
  Application for a Policy                                              10
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  Premium Payments                                                      10
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  Premium Limits                                                        11
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  Safety Net Premium                                                    11
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  Modified Endowment Contracts                                          11
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  Allocation of Premiums                                                12
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POLICY VALUE
--------------------------------------------------------------------------------
  General                                                               12
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  Accumulation Units                                                    12
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  Accumulation Unit Value                                               12
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  Postponement of Payments                                              13
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TRANSFERS
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  General                                                               13
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  Transfers Authorized by Telephone                                     13
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  Dollar Cost Averaging                                                 14
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  Portfolio Rebalancing                                                 14
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  Market Timing & Excessive Trading                                     14
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  Trading Limitations                                                   15
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INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------
  The Sub-Accounts and the Portfolios                                   16
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  Voting Rights                                                         19
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  Additions, Deletions and Substitutions of Securities                  20
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  The Fixed Account                                                     20
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DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
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  Death Benefits                                                        20
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  Death Benefit Options                                                 20
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  Change to Death Benefit Option                                        21
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  Change to Face Amount                                                 21
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  Optional Insurance Benefits                                           22
--------------------------------------------------------------------------------
POLICY LOANS
--------------------------------------------------------------------------------
  General                                                               23
--------------------------------------------------------------------------------

                                                                        PAGE

--------------------------------------------------------------------------------
  Loan Interest                                                         23
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  Loan Repayment                                                        23
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  Pre-Existing Loan                                                     23
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  Effect on Policy Value                                                24
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SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------
  Surrenders                                                            24
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  Partial Withdrawal                                                    24
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SETTLEMENT OPTIONS                                                      24
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MATURITY                                                                25
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LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------
  Lapse and Grace Period                                                25
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  Reinstatement                                                         26
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CANCELLATION AND CONVERSION RIGHTS
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  Free-Look Period                                                      25
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  Conversion                                                            25
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CHARGES AND DEDUCTIONS
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  Premium Tax Charge and Premium Expense Charge                         26
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  Monthly Deduction                                                     26
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  Policy Fee                                                            27
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  Mortality and Expense Risk Charge                                     27
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  Cost of Insurance Charge                                              27
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  Rider Charges                                                         28
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  Separate Account Income Taxes                                         28
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  Portfolio Charges                                                     28
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  Surrender Charge                                                      28
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  Transfer Fee                                                          29
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GENERAL POLICY PROVISIONS
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  Beneficiaries                                                         30
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  Assignment                                                            30
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  Dividends                                                             30
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ABOUT US
--------------------------------------------------------------------------------
  Lincoln Benefit Life Company                                          30
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  The Separate Account                                                  30
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FEDERAL TAXES
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  Introduction                                                          30
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  Taxation of the Company and the Separate Account                      30
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  Taxation of Policy Benefits                                           31
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  Modified Endowment Contracts                                          32
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  Income Tax Withholding                                                32
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  Diversification Requirements                                          32
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  Ownership Treatment                                                   32
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LEGAL PROCEEDINGS                                                       33
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                                 2  PROSPECTUS

                                                                        PAGE

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LEGAL MATTERS                                                           33
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FINANCIAL STATEMENTS                                                    33
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GLOSSARY OF SPECIAL TERMS                                               34
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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT BE LAWFULLY MADE. LINCOLN BENEFIT LIFE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 34 of this prospectus.


SUMMARY
--------------------------------------------------------------------------------


DESCRIPTION OF THE POLICY AND POLICY BENEFITS
1.   WHAT IS A FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY?

Your Policy is designed to be flexible to meet your specific life insurance needs. Your Policy has a Death Benefit, Policy Value (both terms defined below) and other features of life insurance providing fixed benefits. Your Policy is a "flexible premium" policy because you have a great amount of flexibility in determining when and how much Premium you want to pay. Your Policy is a "variable" policy because the Death Benefit and Policy Value vary according to the investment performance of the Sub-Accounts to which you have allocated your Premiums. The Policy provides you with an opportunity to take advantage of any increase in your Policy Value but you also bear the risk of any decrease.

2.   WHAT ARE THE PREMIUMS FOR THIS POLICY?

You have considerable flexibility as to the timing and amount of your Premiums.
 You have a required first year Premium for your Policy, which is based on your Policy's Face Amount and the Insured's age, sex and risk class. You do not have to pay the required Premium after the first Policy Year. However, to take advantage of the Safety Net Premium feature (discussed below), you must pay the cumulative Safety Net Premiums due. Otherwise, you may pay any level of Premium, as long as the Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code. For more information, please see "Purchase of Policy and Premiums" on page 10 and "Federal Taxes" beginning on page 30.

You also may establish a planned periodic Premium. You are not required to pay the planned periodic Premium and we will not terminate your Policy merely because you did not.

If you pay more Premium than permitted under section 7702A of the Tax Code, your Policy would be classified as a modified endowment contract, which would affect the federal income tax treatment of loans and withdrawals. For more information, see "Federal Taxes - Modified Endowment Contracts" on page 31.

3.   WHAT IS THE SAFETY NET PREMIUM FEATURE?

Unless otherwise required by your state, we agree to keep the Policy (including any riders) in force for a specified period, regardless of the investment performance of the Sub-Accounts, as long as your total Premiums paid (as reduced to reflect withdrawals and Policy Debt) at least equals the cumulative Safety Net Premium amount shown in your Policy. If the Insured is age 70 or less at the Issue Date, the specified period is the first ten Policy Years. Otherwise, it runs from the Issue Date until the next Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium Period is less than ten years as required by law. For additional discussion, see "Purchase of Policy and Premiums - Safety Net Premium" on page 10.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Safety Net Premium guarantee will end and cannot be reinstated. When the Safety Net Premium is not in effect, your Policy remains in force as long as the Net Surrender Value is large enough to pay the charges on your Policy as they come due and, in some states, you have not reached the Maturity Date. For more detail please see "Lapse and Reinstatement" on page 25.

4.   HOW IS MY POLICY VALUE DETERMINED?

Your Premiums are invested in one or more of the Sub-Accounts or allocated to the Fixed Account, as you instruct us. Your Policy Value is the sum of the values of your interests in the Sub-Accounts of the Separate Account, plus the values in the Fixed Account and the Loan Account. Your Policy Value depends on the investment performance of the Sub-Accounts and the amount of interest we credit to the Fixed Account, as well as the Net Premiums paid, partial withdrawals, and charges assessed. We have summarized the charges imposed under the Policy in "Fee Tables" and described them in more detail in "Charges and Deductions" on page 26. For additional discussion of your Policy Value, please see "Policy Value" on page 12.

5.   WHAT ARE THE INVESTMENT CHOICES FOR THIS POLICY?

The Policy currently offers multiple investment options, each of which is a Sub-Account. You may invest in up to


                                 3  PROSPECTUS
eight (8) Sub-Accounts or seven (7) Sub-Accounts plus the Fixed Account. Each Sub-Account invests in a single Portfolio. See "Investment and Fixed Account
Options -- The Portfolios" on page 16 for a listing of the Sub-Accounts currently available under the Policy. We also offer a Fixed Account option. You may transfer money among your investment choices, subject to restrictions. Please see "Risks of the Policy" on page 5 and "Transfers - Trading Limitations" on page 16.

6.   HOW ARE MY PREMIUMS ALLOCATED?

Before your Premiums are allocated to the Policy Value, we deduct a Premium Tax Charge of 2.5% of each Premium and a Premium Expense Charge of 3.5% of each Premium for the first ten Policy Years, and 1.5% thereafter. For more detail, see "Charges and Deductions" on page 26. The amount remaining after the deduction of the Premium Tax Charge and the Premium Expense Charge is called the Net Premium.

When you apply for the Policy, you specify in your application how to allocate your Net Premiums. You may change your allocations at any time by notifying us in writing at the address on the first page of this Prospectus. See "Purchase of Policy and Premiums - Allocation of Premiums" on page 12.

Generally, we allocate your initial Premiums to the Sub-Accounts and the Fixed Account when we have received your Premium and underwriting approval. We reserve the right, however, to delay the allocation of your initial Premium to the Sub-Accounts as described in "Premiums - Allocation of Premiums" on page 12.
 Furthermore, if outstanding requirements prevent us from placing your Policy in force, your Premiums are not allocated until you satisfy those requirements.

We generally allocate your other Premiums to the Sub-Accounts and the Fixed Account as of the date we receive your Premiums in our home office. However, we reserve the right to delay the allocation of any Premium that requires underwriting.

7.   MAY I TRANSFER POLICY VALUE AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT?

You may transfer Policy Value among the Sub-Accounts and the Fixed Account by writing to or calling us at 1-800-865-5237. While you also may transfer amounts from the Fixed Account, certain restrictions may apply. While we currently are waiving the transfer fee, we reserve the right under your Policy to charge a transfer fee on certain transfers.

In addition, you may use our automatic Dollar Cost Averaging Program or our Portfolio Rebalancing Program, though you may not use both at the same time. For additional information, please see "Transfers - Dollar Cost Averaging" on page 14.

8.   WHAT ARE THE DEATH BENEFIT OPTIONS?

While your Policy is in force, we will pay a Death Benefit to the Beneficiary upon the death of the Insured. The Policy provides for two Death Benefit options you may choose between while the Insured is alive. Under Option 1, the Death Benefit is equal to the greater of your Policy's Face Amount or the Policy Value multiplied by a specified percentage. Under Option 2, the Death Benefit is equal to the greater of your Policy's Face Amount plus the Policy Value on the Insured's date of death or the Policy Value multiplied by a specified percentage. Decreases in the Policy Value never cause the Death Benefit to be less than the Face Amount. Before we pay the Death Benefit to the Beneficiary, however, we subtract an amount sufficient to repay any outstanding Policy Debt and to pay any due and unpaid charge. For additional information, please see "Policy Loans" on page 23 and "Death Benefits and Optional Insurance Benefits" on page 22.

9.   HOW IS THE DEATH BENEFIT PAID?

While the Policy is in force and when the Insured dies, we pay a Death Benefit to your Beneficiary. You or your Beneficiary may choose to receive the proceeds of the Policy in the form of a lump sum payment or over a period under an optional payment plan. The Death Benefit proceeds are reduced by any amount you owe us, such as outstanding loans, loan interest or unpaid charges. The proceeds may be increased if, for example, you have added a rider that provides an additional benefit. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

10.   CAN I INCREASE OR DECREASE MY POLICY'S FACE AMOUNT?

Yes, you have considerable flexibility to increase or decrease your Policy's Face Amount. You may request an increase and/or a decrease after the first Policy Year by sending a written request to us. Your requested increase must be at least $10,000. If you request an increase, you must provide evidence of insurability to us that meets our standards. An increase in the Face Amount increases the charges deducted from your Policy Value. You may not decrease the Face Amount of your Policy below $50,000. We do not permit a Face Amount change if the Policy is in the Grace Period. For more detail, see "Death Benefits and Optional Insurance Benefits - Change to Face Amount" on page 21. In addition, modifying your Policy's Face Amount might have tax ramifications. For an additional discussion, please see "Federal Taxes" on page 30.

11.   DO I HAVE ACCESS TO THE VALUE OF MY POLICY?

Yes. You may surrender your policy at any time before the Maturity Date for its Net Surrender Value. Upon surrender, life insurance coverage under your Policy ends.


                                 4  PROSPECTUS

We may subtract a surrender charge from your surrender proceeds during the first fourteen Policy Years and the first fourteen years following an increase to the Face Amount. For more information concerning the calculation of surrender charges, see "Charges and Deductions - Surrender Charge" on page 28.

You also may withdraw part of your Policy Value through a partial withdrawal, which must equal at least $500. In addition, the maximum partial withdrawal amount may not reduce the Face Amount below $50,000. For more detail, see "Surrenders and Withdrawals" on page 24.

Surrenders and withdrawals may have tax consequences. For an additional discussion, please see "Risks of the Policy" on page 5 and "Federal Taxes - Taxation of Policy Benefits" on page 31.

12.MAY I TAKE OUT A POLICY LOAN?

You may borrow money from us using your Policy as security for the loan. The maximum loan amount is equal to 90% of the Surrender Value. Other restrictions may apply if your Policy is issued in connection with a Qualified Plan. For more detail, see "Policy Loans" on page 23. For a discussion regarding the possible tax consequences of loans, see "Federal Taxes" on page 30.

13.   CAN I EXCHANGE MY POLICY?

During the first 24 months after your Policy is issued, or the first two years after an increase in the Face Amount, if your Policy remains in force, you may exchange or amend your Policy to convert it to a non-variable universal life insurance policy without submitting proof of insurability. We will accomplish the conversion by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. Charges under the amended Policy will be based on the same risk classification as the Policy. We will not charge you for this conversion.

14.   CAN I CANCEL MY POLICY?

You may cancel your Policy by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by the laws of the state in which you reside. We refund the Policy Value as of the date we receive your returned Policy, plus any charges previously deducted, unless your state requires a refund of Premium. Your Policy contains specific information about your free-look rights in your state. For more information, see "Cancellation and Conversion Rights - Free-Look Period," on page 26.


RISKS OF THE POLICY
1.   IS MY POLICY VALUE GUARANTEED?

Your Policy Value is not guaranteed. However, the payment of the Death Benefit may be guaranteed under the Safety Net Premium feature. The value of your Policy fluctuates with the performance of the investment options you choose.
 Your investment options may not perform to your expectations. Your Policy Values in the Sub-Accounts may rise or fall depending on the performance of the Portfolios in which the Sub-Accounts invest and the charges under your Policy.
 For more detail, please see "The Portfolios and Associated Risks" on page 6 and "Investment and Fixed Account Options" on page 16. In addition, a guarantee with respect to interest rate applies only to the Fixed Account investment option.

2.   IS THIS POLICY SUITABLE FOR SHORT-TERM SAVINGS?

No, you should not purchase the Policy if you may need to access the Policy Value within a short time. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.

3.   CAN MY POLICY LAPSE?

Your Policy could terminate if the value of your Policy becomes too low to support the Policy's monthly charges and the Safety Net Premium feature is not in effect. If this occurs, we notify you in writing. You will then have a 61-day Grace Period to pay additional amounts to prevent your Policy from terminating. See "Lapse and Reinstatement" on page 25. If you have any outstanding Policy Loans when your Policy lapses, you may have taxable income as a result. See "Federal Taxes" on page 30.

4.   ARE THERE RISKS INVOLVED WITH SPECIALIZED USES OF THE POLICY?

Because the Policy provides for an accumulation of Policy Values as well as Death Benefit, you may wish to use it for various individual and business planning purposes. Purchasing the Policy in part for such purposes may involve certain risks. For example, if the investment performance of the Sub-Accounts is poorer than expected or if sufficient Premiums are not paid, the Policy may lapse or may not accumulate sufficient Policy Value to fund the purpose for which you purchased the Policy. Withdrawals and Policy Loans may significantly affect current and future Policy Value, Surrender Value or Death Benefit proceeds. The Policy is designed to provide benefits on a long-term basis.
 Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. In addition, using a Policy for a specialized purpose may have tax consequences. See "Federal Taxes" on page 30.

5.   WHAT ARE THE LIMITATIONS ON WITHDRAWAL?

After the first Policy Year, withdrawals are permitted. As noted above, the minimum withdrawal amount permitted is $500, and maximum partial withdrawal amount may not reduce the Face Amount below $50,000. While the surrender charge does not apply to partial withdrawals, we impose a $10 service fee per withdrawal. Please note that withdrawals reduce your Policy's Death Benefit. See


                                 5  PROSPECTUS

"Partial Withdrawals" on page 24. In addition, withdrawals may have tax consequences. See "Federal Taxes" on page 30.

6.   WHAT ARE THE LIMITATIONS ON TRANSFER?

We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account. In addition, while we currently are not charging a transfer fee, the Policy gives us the right to impose a transfer fee of up to $10 in certain circumstances. If allowed in your state, we reserve the right to limit transfers in any Policy Year, or to refuse any transfer request for a Policy Owner or certain Policy Owners. For example, we reserve the right to limit excessive trading and transfers that would disadvantage Policy Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Portfolio. See "Transfers - Trading Limitations" on page 15.

7.   WHAT ARE THE LIMITATIONS OR CHARGES ON SURRENDER OF THE POLICY?

You may surrender your Policy at any time. We deduct a surrender charge from the surrender proceeds. The surrender charge is calculated as described in "Charges and Deductions - Surrender Charge" on page 28. While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Policy Value. In addition, the surrender of your Policy may have tax consequences. See "Federal Taxes" on page 30.

8.   WHAT ARE THE RISKS OF TAKING A POLICY LOAN?

Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value and will reduce the Death Proceeds. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy Loan may have tax consequences. See "Federal Taxes - Modified Endowment Contracts" on page 31.

9.   WHAT ARE THE TAX CONSEQUENCES OF BUYING THIS POLICY?

Your Policy is structured to meet the definition of a life insurance contract under the Tax Code. We may need to limit the amount of Premiums you pay under the Policy to ensure that your Policy continues to meet that definition.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy. In addition, you generally are not subject to taxation on any increase in the Policy Value until it is withdrawn. Generally, you are taxed on surrender proceeds and the proceeds of any partial withdrawals only if those amounts, when added to all previous distributions, exceed the total Premiums paid. Amounts received upon surrender or withdrawal in excess of Premiums paid are treated as ordinary income.

Special rules govern the tax treatment of life insurance policies, which meet the federal definition of a modified endowment contract. Depending on the amount and timing of your Premiums, your Policy may meet that definition. Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary. Withdrawals and policy loans, however, are treated differently. Amounts withdrawn and policy loans are treated first as income, to the extent of any gain, and then as a return of Premium. The income portion of the distribution is includible in your taxable income. In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2. We will not accept any Premium that would cause the Policy not to qualify as a life insurance contract under the Tax Code. For more information on the tax treatment of the Policy, see "Federal Taxes" on page 30.


THE PORTFOLIOS AND ASSOCIATED RISKS
1.   WHAT IS A PORTFOLIO?

Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 ("1940 Act") or a separate investment series of an open-end management investment company. Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies, which are described in the Prospectuses for the Portfolios. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other. Under the Policy, the Sub-Accounts currently invest in the Portfolios set forth in this Prospectus. Some of the Sub-Accounts described in this Prospectus may not be available under your Policy. For an additional discussion of the Portfolios, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 16.

2.   WHAT ARE THE RISKS OF THE PORTFOLIOS?

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. A description of each Portfolio's investment policies and a comprehensive statement of each Portfolio's risks may be found in its Prospectus. For additional information, please see "Investment and Fixed Account Options - The Sub-Accounts and the Portfolios" on page 16.

3.   HOW CAN I LEARN MORE ABOUT THE PORTFOLIOS?




                                 6  PROSPECTUS

You should read the Portfolios' current Prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks. You should read the Portfolios' Prospectuses before allocating amounts to the Sub-Accounts. If you do not have a Prospectus for a Portfolio, please contact us at the number listed on the first page of this Prospectus and we will send you a copy.

FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE MAXIMUM FEES AND EXPENSES THAT YOU PAY AT THE TIME THAT YOU BUY OR SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                              TRANSACTION FEES

          Charge            When Charge is Deducted       Amount Deducted
          ------            -----------------------       ---------------
PREMIUM TAX CHARGE          When you pay a Premium.  2.5% of the Premium
                                                      amount.

PREMIUM EXPENSE CHARGE      When you pay a Premium.  Policy Years 1-10: 3.5% of
                                                      the Premium amount.
                                                     Policy Years 11+: 1.5% of
                                                      the Premium amount.

SURRENDER CHARGE (PER       When you surrender your
 $1000 OF FACE AMOUNT)(1)    Policy during the
                             first 14 Policy Years.

 Minimum and Maximum                                 Minimum: $4.72 per $1000.
 Initial Surrender Charge:                           Maximum: $54.01 per $1000

 Initial Surrender Charge                            $19.50 per $1000.
 for 40 year old male
 nonsmoker, $150,000 Face
 Amount

TRANSFER FEE (2)            Each transfer after the  $10.00 maximum; $0 current
                             first in each calendar
                             month.

PARTIAL WITHDRAWAL SERVICE  When you make a          $10.00 per withdrawal
 FEE                         withdrawal.

NET LOAN INTEREST RATE (3)  When you have a Policy   Net Interest Rate on
                             Loan                     Standard Loans 2%
                                                     Net Interest Rate on
                                                      Preferred Loans 0%
-------------------------------------------------------------------------------


   (1) The initial amount of the surrender charge generally equals the Initial Face Amount of your Policy multiplied by the applicable rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker. The surrender charge shown in the table above may not be representative of the charge you would pay. For more information about the surrender charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) Currently, we are waiving this fee.

   (3) The net loan interest rate represents the difference between the interest rate we charge on the loan and the interest rate that is credited to the loan amount once it is moved to the Loan Account. We are currently crediting 4% to the amount allocated to the Loan Account. For more information, see "Policy Loans" on page 23.


                                 7  PROSPECTUS

THE TABLE BELOW DESCRIBES THE FEES AND EXPENSES THAT YOU PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE PORTFOLIO FEES AND EXPENSES.
 EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION

          PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

           Charge                  When Charge is          Amount Deducted
           ------                  ---Deducted---          ---------------
                                      --------
 -------------------------------------------------------------------------------
COST OF INSURANCE CHARGE (PER
 $1000 NET AMOUNT AT RISK)(1)         Monthly

Minimum and Maximum COI                                Guaranteed:
 Charge:                                                Minimum:  $0.06 per
                                                        $1000.
                                                        Maximum: $83.33 per
                                                        $1000.
                                                       Current:
                                                        Minimum: $0.02 per
                                                        $1000.
                                                        Maximum: $33.68 per
                                                        $1000


Minimum & Maximum COI Charge                           Guaranteed:
 for a 40 year old Male                                 Minimum:  $0.20 per
 nonsmoker, $150,000 Face                               $1000.
 Amount                                                 Maximum:  $83.33 per
                                                        $1000.
                                                       Current:
                                                        Minimum:  $0.1225 per
                                                        $1000.
                                                        Maximum: $22.06 per
                                                        $1000.

-------------------------------                        ------------------------
POLICY FEE                            Monthly           $7.50

-------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK                             Guaranteed Annual Rate:
 CHARGE (AS A PERCENTAGE OF                             Policy Years 1-14:
 TOTAL MONTHLY SUBACCOUNT                               0.72%
 VALUE)(2)                            Monthly           Policy Years 15+: 0.48%
                                                       Current Annual Rate:
                                                        Policy Years 1-14:
                                                        0.72%
                                                        Policy Years 15+: 0.36%
-------------------------------------------------------------------------------

..

   (1) The cost of insurance charge varies based on individual characteristics such as the age, Policy Year, underwriting class, Face Amount and sex of the Insured. The cost of insurance increases as the insured ages. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate than the guaranteed rate shown in your Policy. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charges, see "Charges and Deductions" on page 26.
   The cost of insurance charge shown in the table above may not be representative of the charge you would pay. For more information about the cost of insurance charge that would apply to your Policy, please contact us at the address or telephone number shown on the first page of this Prospectus or contact your agent.

   (2) The monthly mortality and expense risk charge is 0.06% for the first 14 Policy Years and is currently 0.03%, guaranteed not to exceed 0.04%, thereafter.

   We currently do not deduct a separate charge against the Separate Account for income taxes. In the future, however, we may impose such a charge if in our sole discretion we determine that we will incur a tax from the operation of the Separate Account.


                                 8  PROSPECTUS

                            OPTIONAL BENEFIT CHARGES

The charges for the riders you select are deducted monthly from your Policy Value as part of the Monthly Deduction. All riders may not be currently available. You may not be eligible for all optional Riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 22 below:

         Optional Benefit                When Charge is          Amount Deducted
         ----------------                ---Deducted---          ---------------
                                            --------
CHILDREN'S LEVEL TERM RIDER (PER                             $2.50 per unit
 $5,000 UNIT OF COVERAGE                    Monthly

-------------------------------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER (PER
 $1,000 OF BENEFIT AMOUNT)/(1)/             Monthly
 Minimum and Maximum COI Charge:                              Minimum COI:  $0.08 per
                                                              $1,000
                                                              Maximum COI:  $0.13 per
                                                              $1,000
 COI Charge for a 40 year old Male
 nonsmoker, $150,000 Face Amount                              COI:  $0.10 per $1,000

-------------------------------------------------------------------------------------
CONTINUATION OF PREMIUM RIDER (PER
 $100 OF BENEFIT AMOUNT)/(2)/               Monthly

 Minimum and Maximum COI Charge:                              Minimum COI:  $0.23 per
                                                              $100
                                                              Maximum COI:  $1.54 per
                                                              $100
 COI Charge for a 40 year old Male
 nonsmoker, $150,000 Face Amount                              COI:  $0.41 per $100

-------------------------------------------------------------------------------------
ADDITIONAL INSURED RIDER (PER $1000
 OF BENEFIT AMOUNT)/(3)/                    Monthly
 Minimum and Maximum COI Charge:                             Guaranteed:
                                                              Minimum COI:  $0.06 per
                                                              $1,000
                                                              Maximum COI:  $83.33
                                                              per $1,000
                                                             Current:
                                                              Minimum COI:  $0.02 per
                                                              $1,000
                                                              Maximum COI:  $33.68
                                                              per $1,000
 Minimum & Maximum COI Charge for a                          Guaranteed:
 40 year old Male nonsmoker,                                  Minimum COI:  $0.2 per
 $150,000 Face Amount                                         $1,000
                                                              Maximum COI:  $83.33
                                                              per $1,000
                                                             Current:
                                                              Minimum COI:  $0.1 per
                                                              $1,000
                                                              Maximum COI:  $22.06
                                                              per $1,000

PRIMARY INSURED TERM INSURANCE
 BENEFIT RIDER/(4) /(PER $1,000 OF
 BENEFIT AMOUNT)                            Monthly
 Minimum and Maximum COI Charge:                             Guaranteed:
                                                              Minimum COI:  $0.06 per
                                                              $1,000
                                                              Maximum COI:  $83.33
                                                              per $1,000
                                                             Current:
                                                              Minimum COI:  $0.02 per
                                                              $1,000
                                                              Maximum COI:  $25.26
                                                              per $1,000
 Minimum & Maximum COI Charge for a                          Guaranteed:
 40 year old Male nonsmoker,                                  Minimum COI:  $0.2 per
 $150,000 Face Amount                                         $1,000
                                                              Maximum COI:  $83.33
                                                              per $1,000
                                                             Current:
                                                              Minimum COI:  $0.05 per
                                                              $1,000
                                                              Maximum COI:  $17.03
                                                              per $1,000

-------------------------------------------------------------------------------------
ACCELERATED DEATH BENEFIT                                    N/A
 RIDER/(5)/                                   N/A

-------------------------------------------------------------------------------------
FULL SURRENDER CHARGE ADJUSTMENT              N/A            N/A
 RIDER/(5)/
-------------------------------------------------------------------------------------




                                 9  PROSPECTUS

   (1) The applicable charge depends on the Insured's age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (2) The applicable charge depends on the Insured's sex and age when the Rider is added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (3) The applicable charge depends on the Additional Insured's age, sex and underwriting status when the Rider is added to your Policy. This Rider no longer may be added to your Policy. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that applies to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (4) The applicable charge depends on the Insured's age at issue, sex and underwriting status. The charge shown in the table above may not be representative of the charge you would pay. For more information about the charge that would apply to your Rider, please contact us at the address or telephone number shown on the first page of this Prospectus, or contact your agent.

   (5) There is no additional cost for these Riders. The Accelerated Death Benefit Rider may be added to your Policy at any time. The Full Surrender Charge Adjustment rider may only be added to your Policy at issue.

THE TABLE BELOW SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. ADVISERS AND/OR OTHER SERVICE PROVIDERS OF CERTAIN PORTFOLIOS MAY HAVE AGREED TO WAIVE THEIR FEES AND/OR REIMBURSE PORTFOLIO EXPENSES IN ORDER TO KEEP THE PORTFOLIOS' EXPENSES BELOW SPECIFIED LIMITS. THE RANGE OF EXPENSES SHOWN IN THIS TABLE DOES NOT SHOW THE EFFECT OF ANY SUCH FEE WAIVER OR EXPENSE REIMBURSEMENT. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES APPEARS IN THE PROSPECTUS FOR EACH PORTFOLIO.

                  PORTFOLIO TOTAL ANNUAL OPERATING EXPENSES
                                           Minimum               Maximum
-------------------------------------------------------------------------------
Total Annual Operating Expenses (1)
(Expenses that are deducted from
Portfolio assets, which may include
management fees, distribution and/
or service (12b-1) fees and other
expenses)                                    0.10%                1.55%
-------------------------------------------------------------------------------


   (1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2005.


PURCHASE OF POLICY AND PREMIUMS
--------------------------------------------------------------------------------


APPLICATION FOR A POLICY. You may apply to purchase a Policy by submitting a written application to us at our home office. We generally do not issue Policies to insure people who are older than age 80. The minimum Face Amount for a Policy is $100,000. Before we issue a Policy, we require you to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Policy to you, we return your Premium to you. We reserve the right to change the terms or conditions of your Policy to comply with changes in the applicable law. We have described some of the variations from the information appearing in this Prospectus due to individual state requirements in the Statement of Additional Information or in endorsements to the Policy, as appropriate.

In certain states, the Policy may be offered as a group policy with individual ownership represented by Certificates. The discussion of Policies in this prospectus applies equally to Certificates under group Policies unless the context specifies otherwise.

We issue your Policy when we have determined that your application meets our underwriting requirements. We apply our customary underwriting standards to the proposed Insured. If on the Issue Date there are outstanding requirements that prevent us from placing your Policy in force, we will allocate your Premium when all requirements have been met. An example of an outstanding requirement is an amendment to your application that requires your signature. We commence coverage of the Insured under the Policy, on the later of: (i) the Issue Date,
(ii) the date that we receive your first Premium, or (iii) the date that all requirements have been met.

If you pay a Premium with your application and your requested Face Amount is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt. The temporary conditional insurance provides coverage during the underwriting of your application but only if you are ultimately approved for coverage on the same basis as the risk classification and Face Amount of coverage for which you applied. This temporary conditional coverage starts when you complete your application and pay the first Premium, unless a medical exam or lab test results are required. In that event, temporary conditional coverage starts when all medical exams and lab tests have been completed. The Issue Date determines Monthly Deduction Days, Policy months, and Policy Years.


PREMIUM PAYMENTS. During the first Policy Year, you must pay an amount at least equal to the required Premium shown in your Policy. We send you a reminder


                                 10  PROSPECTUS
notice if you pay annually, semi-annually or quarterly. You may also make a Monthly Automatic Payment.

After the first Policy Year, you may pay additional Premium at any time, and in any amount, as long as your Premium would not cause your Policy to lose its status as a life insurance contract under the Tax Code, as explained in "Federal Taxes" beginning on page 30. Premiums must be sent to us at our address on the first page. Unless you request otherwise in writing, we treat all payments received while a Policy loan exists as new Premium.

Your Policy also shows a planned periodic Premium amount; however, you are not required to pay the planned periodic Premiums. You set the planned periodic Premium when you purchase your Policy. Your Policy will not lapse because you did not pay a planned periodic Premium.

Even if you pay all of the planned periodic Premiums, however, your Policy nevertheless may enter the Grace Period and thereafter lapse if you have not paid the required Safety Net Premium amount and the Net Surrender Value is no longer enough to pay the Monthly Deductions. Please see the "Safety Net Premium" discussion just below. Yet, paying planned periodic Premiums will generally provide greater benefits than if a lower amount of Premium is paid.
 Paying planned periodic Premiums can also help to keep your Policy in force if your planned Premium payments are at least as great as the Safety Net Premium amount.


PREMIUM LIMITS. Before we accept any Premium that would require an increase in the net amount at risk under the Policy, you first must provide us with evidence of insurability. The Tax Code imposes limits on the amount of Premium that can be contributed under a life insurance contract. If you exceed this limit, your Policy would lose its favorable federal income tax treatment under the Tax Code.
 Accordingly, we will not accept any Premium which would cause your Policy to exceed this limit, unless you increase the Face Amount of your Policy appropriately. To obtain this increase, you must submit a written request to us and provide evidence of insurability meeting our then current underwriting standards. Otherwise, we will only accept the portion of your Premium that would cause your total Premiums to equal the maximum permitted amount and we will return the excess to you. In addition, we will not accept any additional Premium from you until we can do so without exceeding the limit set by the Tax Code.

Paying too much Premium also could cause your Policy to be treated as a "modified endowment contract" for federal income tax purposes. See "Modified Endowment Contracts" at page 32 below for more information.


SAFETY NET PREMIUM. The Safety Net Premium feature can enable you to keep your Policy (including any riders) in force during a specified period regardless of changes in the Policy Value. If the Insured is age 70 or under at the Issue Date, the specified period is the first ten Policy Years. Otherwise, the specified period runs until the Policy Anniversary after the Insured's 80th birthday. In some states, the Safety Net Premium period of ten years is not permitted by law. Please check with your local representative on the Safety Net period approved in your state.

Ordinarily, your Policy enters the Grace Period and may lapse if the Net Surrender Value is not sufficient to pay a Monthly Deduction when it is due.
 For additional discussion of lapse, please see "Lapse and Reinstatement" on page 25. Under the Safety Net Premium feature, however, we guarantee that, regardless of declines in your Policy Value, your Policy will not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy Loans, are greater than the monthly Safety Net Premium amount times the number of months since the Issue Date.

During the first Policy Year, the Safety Net Premium amount equals the required Premium. As a result, if you pay your required Premium on a timely basis, the Safety Net Premium feature remains in effect. Because the Safety Net Premium feature covers optional Riders, adding optional Riders to your Policy increases your Safety Net Premium amount.

If at any time your total Premiums, less partial withdrawals and Policy Debt, are less than the product of the monthly Safety Net Premium times the number of Policy Months since the Issue Date, we will let you know and you will have 61 days to satisfy the shortfall. If you do not, the Safety Net Premium guarantee will end. Once the Safety Net Premium guarantee terminates, you cannot reinstate it and your Policy stays in force only as long as the Net Surrender Value is sufficient to pay the Monthly Deductions. For more detail about the circumstances in which the Policy will lapse, see "Lapse and Reinstatement" on page 25.


MODIFIED ENDOWMENT CONTRACTS. Under certain circumstances, a Policy could be classified as a "modified endowment contract," which is a category of life insurance contract defined in the Tax Code. If your Policy were to become a modified endowment contract, distributions and loans from the Policy could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Taxes - Modified Endowment Contracts."

Your Policy could be a Modified Endowment Contract if, among other things, you pay too much Premium or if the Death Benefit is reduced. We monitor the status of your Policy and advise you if you need to take action to prevent the Policy from becoming a modified endowment contract. If you pay a Premium that would result in this classification, we notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Policy become a modified endowment contract. If, however, you choose to have your Policy


                                 11  PROSPECTUS
become a modified endowment contract, we do not refund the Premium.

Your policy will be a Modified Endowment Contract if it is issued in exchange for a modified endowment contract issued by another insurer. Your policy will not be a modified endowment contract if it is issued in exchange for a non-modified endowment contract in a transaction that qualifies under Section 1035 of the Tax Code. However, paying additional premium into such a policy could cause it to become a modified endowment contract. For more information, please consult your tax adviser, and see "Replacement of Modified Endowment Contracts" in the SAI.


ALLOCATION OF PREMIUMS. Your Net Premiums are allocated to the Sub-Account(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation percentages in your Policy application. Percentages must be in whole numbers and the total allocation must equal 100%. We allocate your subsequent Net Premiums in those percentages until you give us new allocation instructions.

Initially, you may allocate your Policy Value among eight (8) options, counting each Sub-Account and the Fixed Account as one option. You may add or delete among these options from time to time so long as your Policy Value is spread among no more than the 8 options. In the future, we may waive this limit.

Usually, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account, as you have instructed us, on the Issue Date. If you do not pay the first Premium until after the Issue Date, we allocate your initial Net Premium to the Sub-Accounts and the Fixed Account on the date we receive it. If there are outstanding requirements when we issue the Policy, which prevent us from placing your Policy in force, your Premiums are not allocated until all requirements are satisfied. We do not credit earnings or interest before the Issue Date.

In some states, we are required to return at least your Premium if you cancel your Policy during the "free-look" period. In those states, currently, we allocate any Premium received before the end of the free-look period as described above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected or to the Fixed Account until after the "free-look" period; in the interim, we allocate your Premiums to the Fixed Account. For more information, please see "Cancellation and Conversion Rights" on page 26.


POLICY VALUE
--------------------------------------------------------------------------------


GENERAL. Your Policy Value is the sum of the value of your Accumulation Units in the Sub-Accounts you have chosen, plus the value of your interest in the Fixed Account, plus your Loan Account. Your Policy Value changes daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account, the addition of Net Premiums, and the subtraction of partial withdrawals and charges assessed. There is no minimum guaranteed Policy Value.

On the Issue Date or, if later, the date your first Premium is received, we deduct the Monthly Deduction for the first Policy Month. We have described the formula to compute your portion of Policy Value in a particular Sub-Account in the Statement of Additional Information.

We make all calculations in connection with the Policy (other than the initial Premiums) on the date we receive your Premium or your request for other action, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day that is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Premiums" above.


ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Policy by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.


ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account varies to reflect the investment experience of the applicable Portfolio. We determine the Accumulation Unit Value for each Sub-Account on each Valuation Date by multiplying the Accumulation Unit Value on the preceding Valuation Date by the Net Investment Factor for that Sub-Account for the Valuation Period then ended.

The Net Investment Factor for each Sub-Account is (1) divided by (2), where:

1) equals (a) the net asset value per share of the Portfolio held in the Sub-Account at the end of the current Valuation Period, plus (b) the per share amount of any dividend or capital gains distribution made by the Portfolio during the current Valuation Period, plus or minus (c) a per share credit or charge with respect to any taxes which we paid or for which we reserved during the Valuation Period which are determined by us to be attributable to the operation of the Sub-Account (no federal income taxes currently are applicable); and

2) is the net asset value per share of the Portfolio held in the Sub-Account at the end of the last prior Valuation Period.


                                 12  PROSPECTUS

Please refer to the Prospectuses for the Portfolios for a description of how the assets of each Portfolio are valued, since that determination has a direct bearing on the Net Investment Factor of the corresponding Sub-Account and, therefore, your Policy Value.


POSTPONEMENT OF PAYMENTS. We may defer for up to fifteen days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We may postpone paying any amount for a total surrender or a partial withdrawal, the disbursement of a Policy Loan, or the payment of the Death Benefit Proceeds, in the following circumstances: (i) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings); (ii) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of the value of its net assets is not reasonably practicable; or (iii) at any other time permitted by the SEC for your protection.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days, we add interest at our current rate from the time you asked for the Surrender Value.


TRANSFERS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may transfer Policy Value among the Fixed Account and Sub-Accounts in writing or by telephone. Currently, there is no minimum transfer amount, except in states where a minimum transfer amount is required by law. We may set a minimum transfer amount in the future. In the future, we may charge you the transfer fee described on page 29, although currently we are waiving it.

You currently may not have Policy Value in more than eight (8) options, counting each Sub-Account and the Fixed Account as one option. Accordingly, we will not perform a transfer that would cause your Policy to exceed that limit. We may waive this limit in the future.

Generally, we only make transfers on days when the NYSE is open for business.
 See "Policy Value" on page 12. If we receive your request on a day when the NYSE is not open for business, or if we receive your request after the close of business on the NYSE, we make the transfer on the first subsequent day on which the NYSE is open.

Special requirements apply to transfers from the Fixed Account. You may transfer a lump sum from the Fixed Account to the Sub-Accounts only during the 60-day period beginning on the Issue Date and each Policy Anniversary. We do not process transfer requests involving the Fixed Account at any other time, except transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing program.

The maximum amount which may be transferred as a lump sum or as Portfolio Rebalancing transfers from the Fixed Account during a Policy Year usually is:
 (i) 30% of the Fixed Account balance on the most recent Policy Anniversary; or
(ii) the largest total amount transferred from the Fixed Account in any prior Policy Year. You may not transfer Policy Value or allocate new Premiums into the Fixed Account if transfers are being made out under the Dollar Cost Averaging program. However, we may waive or modify these restrictions on transfers from the Fixed Account.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Sub-Accounts.
 In that case, your maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Sub-Account(s) if on any Policy Anniversary the interest rate on the Fixed Account is lower than it was on the Policy Anniversary one year previously or if on the first Policy Anniversary that interest rate is lower than it was on the Issue Date. We notify you by mail if this occurs. You may request a transfer for 60 days following the date we mail notification to you. The Policy permits us to defer transfers from the Fixed Account for up to six months from the date you request a transfer.


TRANSFERS AUTHORIZED BY TELEPHONE.  You may make transfers by telephone.
 Telephone transfers may not be available if all lines are busy. In that case, you will need to submit a written request or try to call later. Please see the SAI for a description of our procedures for telephone transfers.

At any time, we may suspend, modify or terminate your privilege to make transfers via the telephone, or via other electronic or automated means specifically approved by the Company, including, but not limited to, automated telephone services, facsimile machine, e-mail and electronic services via online access. Among other things, we reserve the right to limit the number of such transfers among the Sub-Accounts in any Policy Year, or to refuse any telephone transfer request. We also reserve the right to restrict such transfers in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Policy Owners.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we


                                 13  PROSPECTUS
disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.


DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Policy is in force you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Sub-Account of your choosing to up to twenty-one options, including other Sub-Accounts or the Fixed Account. The interval between transfers may be monthly, quarterly or annually, at your option. The transfers are made at the Accumulation Unit Value on the date of the transfer. The transfers continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount is $100 per transfer. We may change this minimum or grant exceptions. If you elect this program, the first transfer occurs one interval after your Issue Date. Your request to participate in this program is effective when we receive your completed application at the P.O. Box given on the first page of this Prospectus. Please call or write us for a copy of the application.
 You may elect to increase, decrease or change the frequency or amount of transfer payments under a Dollar Cost Averaging program. Special restrictions apply to transfers from the Fixed Account. Please see "Transfers - General" on page 13 for a discussion of these restrictions.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor does it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Sub-Account with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile Sub-Account.
 You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.


PORTFOLIO REBALANCING. Portfolio Rebalancing allows you to maintain the percentage of your Policy Value allocated to each Sub-Account or the Fixed Account or both at a preset level. Over time, the variations in each Sub-Account's investment results shift the balance of your Policy Value allocations. Under the Portfolio Rebalancing feature, we automatically transfer your Policy Value, including new Premiums (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Policy Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for Portfolio Rebalancing. No more than twenty-one (21) Sub-Accounts, or twenty (20) Sub-Accounts and the Fixed Account, can be included in a Portfolio Rebalancing program at one time.
 Transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account in any Policy Year reaches that limit before the end of the year, we do not transfer additional amounts from the Fixed Account for Portfolio Rebalancing purposes until the next Policy Year. We automatically terminate this option if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume the Portfolio Rebalancing after it has been canceled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

You may request Portfolio Rebalancing at any time by submitting a completed written request to us at the address given on the first page of this Prospectus.
 Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. The date of your rebalancing must coincide with the same day of the month as your Issue Date. If you request rebalancing on your Policy application and specify the frequency, but not the date, for your first rebalancing, it occurs one period after the Issue Date. Otherwise, your first rebalancing occurs one period after we receive your completed request form. All subsequent rebalancings occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Issue Date.

Generally, you may change the allocation percentages, frequency or choice of Sub-Accounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any consecutive twelve months you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If your total Policy Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit or suspend Portfolio Rebalancing at any time.


MARKET TIMING & EXCESSIVE TRADING The Policies are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Policy Value. Our policy is not to accept knowingly


                                 14  PROSPECTUS
any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Policy year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Policy Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Policy Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Policy Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Policy Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Policy Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Policy Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (i.e. International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


SHORT TERM TRADING FEES
We reserve the right to assess short-term trading fees in connection with transfers from Variable Sub-Accounts that occur within a certain number of days following the date of allocation to the Variable Sub-Accounts. Such fees may vary by Variable Sub-Account, but will only apply to those Variable Sub-Accounts corresponding to underlying funds that assess such fees.


                                 15  PROSPECTUS

INVESTMENT AND FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------


THE SUB-ACCOUNTS AND THE PORTFOLIOS.
Each of the Sub-Accounts of the Separate Account invests in the shares of one of the Portfolios. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and redeem shares in the Portfolios to meet Policy obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Each Portfolio is either an open-end management investment company registered under the 1940 Act or a separate investment series of an open-end management investment company.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio is subject to certain investment restrictions and policies, which may not be changed without the approval of a majority of the shareholders of the Portfolio. Each Portfolio operates as a separate investment fund, and the income, gains and losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.

We do not promise that the Portfolios will meet their investment objectives.
 Amounts you have allocated to Sub-Accounts may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Portfolios in which those Sub-Accounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives.

We have briefly described the Portfolios below. The Sub-Accounts investing in certain Portfolios may not be available in all states. You should read the current Prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. We will mail to you a prospectus for each Portfolio related the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-865-5237.


      Sub-Account           Each Sub-Account Seeks        Investment Adviser
-------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
-------------------------------------------------------------------------------
AIM V.I. Basic Value    Long-term growth of capital    A I M ADVISORS, INC.
 Fund - Series I (1)
-------------------------------------------------------------------------------
THE ALGER AMERICAN FUND
-------------------------------------------------------------------------------
Alger American Growth   Long-term capital
 Portfolio - Class O     appreciation
-------------------------------------------------------
Alger American Income   To provide a high level of
 & Growth Portfolio -    dividend income.  Its
 Class O                 secondary goal is to provide
                         capital appreciation.         FRED ALGER MANAGEMENT,
-------------------------------------------------------INC.
Alger American          Long-term capital
 Leveraged AllCap        appreciation
 Portfolio - Class O
-------------------------------------------------------
Alger American MidCap   Long-term capital
 Growth Portfolio -      appreciation
 Class O
-------------------------------------------------------
Alger American Small    Long-term capital
 Capitalization          appreciation
 Portfolio - Class O
-------------------------------------------------------------------------------
DWS VARIABLE SERIES I
-------------------------------------------------------------------------------
DWS Bond VIP - Class A  To provide a high level of
 (2)                     income consistent with a
                         high quality portfolio of
                         debt securities
-------------------------------------------------------
DWS Global              Above-average capital
 Opportunities VIP -     appreciation over the long    DEUTSCHE INVESTMENT
 Class A (2)             term                          MANAGEMENT AMERICAS INC.
-------------------------------------------------------
DWS Growth & Income     Long-term growth of capital,
 VIP - Class A (2)       current income and growth of
                         income
-------------------------------------------------------
DWS International VIP   Long-term growth of capital
 - Class A (2)           primarily through
                         diversified holdings of
                         marketable foreign equity
                         investments
-------------------------------------------------------------------------------



                                 16  PROSPECTUS

      Sub-Account           Each Sub-Account Seeks        Investment Adviser
-------------------------------------------------------------------------------
DWS VARIABLE SERIES II
-------------------------------------------------------------------------------
DWS Balanced VIP -      High total return, a           DEUTSCHE INVESTMENT
 Class A (2)             combination of income and     MANAGEMENT AMERICAS INC.
                         capital appreciation
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
-------------------------------------------------------------------------------
Federated Capital       High current income and        FEDERATED EQUITY
 Income Fund II          moderate capital              MANAGEMENT COMPANY OF
                         appreciation                  PENNSYLVANIA
-------------------------------------------------------------------------------
Federated Fund for      Current income
 U.S. Government                                       FEDERATED INVESTMENT
 Securities II                                         MANAGEMENT COMPANY
-------------------------------------------------------
Federated High Income   High current income
 Bond Fund II
-------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
-------------------------------------------------------------------------------
Fidelity VIP Asset      To obtain high total return
 Manager(SM) Portfolio   with reduced risk over the
 - Initial Class         long term by allocating its
                         assets among stocks, bonds,
                         and short-term instruments.
-------------------------------------------------------
Fidelity VIP            Long-term capital
 Contrafund(R)           appreciation.
 Portfolio - Initial
 Class
-------------------------------------------------------
Fidelity VIP            Reasonable income by
 Equity-Income           investing primarily in
 Portfolio - Initial     income-producing equity
 Class                   securities.  In choosing
                         these securities, the fund
                         will also consider the
                         potential for capital
                         appreciation.  The fund's     FIDELITY MANAGEMENT &
                         goal is to achieve a yield    RESEARCH COMPANY
                         which exceeds the composite
                         yield on the securities
                         comprising the S&P 500.
-------------------------------------------------------
Fidelity VIP Growth     To achieve capital
 Portfolio - Initial     appreciation.
 Class
-------------------------------------------------------
Fidelity VIP Index 500  Investment results that
 Portfolio - Initial     correspond to the total
 Class                   return of common stocks
                         publicly traded in the
                         United States, as
                         represented by the Standard
                         & Poor's 500(SM) Index (S&P
                         500(R)).
-------------------------------------------------------
Fidelity VIP Money      As high a level of current
 Market Portfolio -      income as is consistent with
 Initial Class           preservation of capital and
                         liquidity by investing in
                         money market instruments.
-------------------------------------------------------
Fidelity VIP Overseas   Long-term growth of capital.
 Portfolio - Initial
 Class
-------------------------------------------------------------------------------
JANUS ASPEN SERIES
-------------------------------------------------------------------------------
Janus Aspen Series      Long-term capital growth,
 Balanced Portfolio -    consistent with preservation
 Institutional Shares    of capital and balanced by
                         current income.
-------------------------------------------------------
Janus Aspen Series      To obtain maximum total
 Flexible Bond           return, consistent with
 Portfolio -             preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital.   JANUS CAPITAL MANAGEMENT
 Foreign Stock                                         LLC
 Portfolio - Service
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Large Cap Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------
Janus Aspen Series Mid  Long-term growth of capital
 Cap Growth Portfolio
 - Institutional
 Shares
-------------------------------------------------------
Janus Aspen Series      Long-term growth of capital
 Worldwide Growth        in a manner consistent with
 Portfolio -             the preservation of capital.
 Institutional Shares
-------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC
-------------------------------------------------------------------------------
Legg Mason Partners     Long-term growth of capital    SALOMON BROTHERS ASSET
 Variable Investors      with current income as a      MANAGEMENT INC
 Portfolio - Class I     secondary objective
 (3)
-------------------------------------------------------------------------------



                                 17  PROSPECTUS

      Sub-Account           Each Sub-Account Seeks        Investment Adviser
-------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST(SM)
-------------------------------------------------------------------------------
MFS Emerging Growth     Long-term growth of capital
 Series - Initial
 Class
-------------------------------------------------------
MFS Investors Trust     To provide long-term growth
 Series - Initial        of capital and secondarily
 Class                   to provide reasonable
                         current income
-------------------------------------------------------
MFS New Discovery       Capital appreciation.          MFS(TM) INVESTMENT
 Series - Initial                                      MANAGEMENT
 Class
-------------------------------------------------------
MFS Research Series -   Long-term growth of capital
 Initial Class           and future income
-------------------------------------------------------
MFS Total Return        To provide above-average
 Series - Initial        income (compared to a
 Class                   portfolio invested entirely
                         in equity securities)
                         consistent with the prudent
                         employment of capital and
                         secondarily to provide a
                         reasonable opportunity for
                         growth of capital and
                         income.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-------------------------------------------------------------------------------
Oppenheimer Main        Capital appreciation.
 Street Small Cap                                      OPPENHEIMERFUNDS, INC.
 Fund(R)/VA - Service
 Shares
-------------------------------------------------------------------------------
PREMIER VIT
-------------------------------------------------------------------------------
Premier VIT OpCap       Growth of capital and
 Balanced Portfolio      investment income
-------------------------------------------------------
Premier VIT OpCap       Capital appreciation through   OPCAP ADVISORS LLC
 Small Cap Portfolio     a diversified portfolio
                         consisting primarily of
                         securities of companies with
                         market capitalizations of
                         under $2 billion at time of
                         purchase.
-------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------
PIMCO VIT Foreign Bond  Maximum total return,
 Portfolio (U.S.         consistent with preservation
 Dollar-Hedged) -        of capital and prudent        PACIFIC INVESTMENT
 Administrative Shares   investment management.        MANAGEMENT COMPANY LLC
-------------------------------------------------------
PIMCO VIT Total Return  Maximum total return,
 Portfolio -             consistent with preservation
 Administrative Shares   of capital and prudent
                         investment management.
-------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------
Putnam VT               Capital growth. Current        PUTNAM INVESTMENT
 International Growth    income is a secondary         MANAGEMENT, LLC
 and Income Fund -       objective.
 Class IB
-------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price Equity    Substantial dividend income
 Income Portfolio - I    as well as long-term growth
                         of capital.
-------------------------------------------------------T. ROWE PRICE
T. Rowe Price Mid-Cap   Long-term capital              ASSOCIATES, INC.
 Growth Portfolio - I    appreciation
 (4)
-------------------------------------------------------
T. Rowe Price New       Long-term growth of capital
 America Growth
 Portfolio - I
-------------------------------------------------------------------------------
T. ROWE PRICE INTERNATIONAL SERIES, INC.
-------------------------------------------------------------------------------
T. Rowe Price           Long-term growth of capital    T. ROWE PRICE
 International Stock                                   INTERNATIONAL, INC.
 Portfolio - I
-------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
-------------------------------------------------------------------------------
Van Kampen LIT          Capital growth
 Aggressive Growth                                     VAN KAMPEN ASSET
 Portfolio, Class II                                   MANAGEMENT
-------------------------------------------------------
Van Kampen LIT Growth   Long-term growth of capital
 and Income Portfolio,   and income.
 Class II
-------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
-------------------------------------------------------------------------------
Van Kampen UIF U.S.     Above-average total return
 Mid Cap Value           over a market cycle of three  VAN KAMPEN (5)
 Portfolio, Class I      to five years by investing
                         in common stocks and other
                         equity securities
-------------------------------------------------------------------------------



                                 18  PROSPECTUS

      Sub-Account           Each Sub-Account Seeks        Investment Adviser
-------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST FUNDS
-------------------------------------------------------------------------------
Wells Fargo Advantage   Long-term capital              WELLS FARGO FUNDS
 Discovery Fund (6)      appreciation                  MANAGEMENT, LLC
-------------------------------------------------------
Wells Fargo Advantage   Long-term capital
 Opportunity Fund (6)    appreciation
-------------------------------------------------------------------------------

(1) The investment objective(s) of each Sub-Account may be changed by the Board of Directors without shareholder approval.

(2) Effective February 6, 2006, Scudder Investments changed its name to DWS
   Scudder Investments.   We have made a corresponding name change to the
   Variable Sub-Accounts that invest in the DWS Scudder Investment portfolios.

(3) Effective May 1, 2006, the Salomon Brothers Variable Series Funds Inc. changed its name to Legg Mason Partners Variable Portfolios I, Inc. We have made a corresponding name change to the Variable Sub-Accounts that invest in the portfolios of the Legg Mason Partners Variable Portfolio I, Inc.

(4) Effective 5/1/04, the T. Rowe Price Mid-Cap Growth Portfolio - I is no longer available for new investments. If you are currently invested in the
   T. Rowe Price Mid-Cap Growth Portfolio - I you may continue your investment. If you are currently enrolled in one of our automatic transaction programs, such as Portfolio Rebalancing or Dollar Cost Averaging, we will continue to effect automatic transactions to the portfolio in accordance with that program. In addition, if your current premium allocation instructions include the Portfolio, we will continue to allocate your premiums to the Portfolio.

(5) Morgan Stanley Investment Management Inc., the adviser to the UIF Portfolios, does business in certain instances as Van Kampen.

(6) Effective 5/1/06, the Wells Fargo Advantage Discovery Sub-Account changed its name to the Wells Fargo Advantage Discovery Sub-Account and the Wells Fargo Advantage Opportunity Sub-Account changed its name to the Wells Fargo Advantage Opportunity Sub-Account.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

Some of the Portfolios have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contacts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio.
 Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Policy Owners will not bear the attendant expenses.


VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Policy Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We notify you when your instructions are needed and provide proxy materials or other information to assist you in understanding the matter at issue. We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

In most cases, you are the person entitled to give voting instructions.
 However, if you assign your Policy, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send written voting instructions to us, we follow your instructions in voting the Portfolio shares attributable to your Policy. If you do not send written instructions, we vote the shares attributable to your Policy in the same proportions as the shares for which we have received instructions from other Policy Owners. We vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Policy Owners.

We may, when required by state insurance regulatory authorities, disregard Policy Owner voting instructions if the instructions would cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Policy Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and


                                 19  PROSPECTUS
investment techniques utilized by the Portfolio. If we disregard voting instructions, we include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Policy Owners, and we may choose to do so.


ADDITIONS, DELETIONS AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our management, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Policy, we may add or substitute shares of another Portfolio or underlying fund for Portfolio shares already purchased or to be purchased in the future by Premiums under the Policy. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Sub-Accounts:

.. to operate the Separate Account in any form permitted by law;

.. to take any action necessary to comply with, or obtain and continue any exemption from, applicable laws;

.. to transfer assets from one Sub-Account to another, or to our general account;

.. to add, combine, or remove Sub-Accounts in the Separate Account;

.. to assess a charge for taxes attributable to the operations of the Separate
  Account or for other taxes, as described in "Charges and Deductions"; and

.. to change the way in which we assess other charges, as long as the total other charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Policies.

If we take any of these actions, we will comply with the then applicable legal requirements.


THE FIXED ACCOUNT. The portion of the Policy relating to the Fixed Account is not registered under the Securities Act of 1933 ("1933 Act") and the Fixed Account is not registered as an investment company under the 1940 Act.
 Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this Prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Premiums to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Lincoln Benefit invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We credit interest to amounts allocated to the Fixed Account at an effective annual rate of at least 4%. We are not obligated to, but we may credit interest at a higher rate. You assume the risk that the interest rate credited to the Fixed Account may be no higher than 4%.


DEATH BENEFITS AND OPTIONAL INSURANCE BENEFITS
--------------------------------------------------------------------------------


DEATH BENEFITS. While your Policy is in force, we pay the Death Benefit proceeds upon the death of the Insured. We will pay the Death Benefit proceeds to the named Beneficiary(ies) or contingent Beneficiary(ies). As described below in "Settlement Options," we pay the Death Benefit proceeds in a lump sum or under an optional payment plan.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Policy Debt and less any due and unpaid charges. The proceeds may be increased, if you have added a rider that provides an additional benefit.
 Please see "Optional Insurance Benefits" beginning on page [ ]. We determine the amount of the Death Benefit proceeds as of the end of the Valuation Period during which the Insured dies. We usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied. The amount of the Death Benefit is based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances your Policy Value.


DEATH BENEFIT OPTIONS.  You may choose one of two Death Benefit Options:

  Option 1:  the Death Benefit is the greater of:  (a) the Face Amount of the
  ------ -
  Policy; or (b) the Policy Value multiplied by the applicable corridor percentage as described below, and as set forth in your Policy. Option 1 is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Policy Value. As your Policy Value increases, the Net Amount at Risk under your Policy generally decreases, unless your Policy Value is sufficiently large to require that the Death Benefit be determined using the applicable corridor percentage.

  Option 2:  the Death Benefit is the greater of:  (a) the Face Amount plus the
  ------ -
  Policy Value; or (b) the Policy


                                 20  PROSPECTUS

  Value multiplied by the applicable corridor percentage. Under Option 2, the amount of the Death Benefit generally increases to reflect increases in the Policy Value. Under this option your Policy generally involves a constant Net Amount at Risk.

Your Policy has a minimum Death Benefit. While your Policy remains in force, we guarantee that the Death Benefit will not be less than the greater of the current Face Amount of the Policy or the Policy Value multiplied by the applicable corridor percentage. We have set forth the applicable corridor percentages in the Policy. The corridor percentages are based upon the age of the Insured. The applicable corridor percentage decreases from 250% at age 40 or less to 101% at age 94 or above.

Since the cost of insurance charge is based upon the net amount at risk, it generally is less under a Policy with an Option 1 Death Benefit than one with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Policy Value tends to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 increases or decreases directly with changes in Policy Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Policy Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase total Death Benefits.

Example of Applicable Corridor Percentage.  The corridor percentages are set so
------------------------------------------
as to seek to ensure that the Policies qualify for favorable federal income tax treatment. An increase in Policy Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Policy Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount). For example, if in the example below the Policy Owner paid a Net Premium of $60,000 and the Policy Value increased to $68,000 and then decreased to $54,000, the changes in Policy Value would have the following effects on the Death Benefit:

                EXAMPLES                      A           B

Face Amount                                $150,000    $150,000
Death Benefit Option                              1           1
Insured's Attained Age                           40          40
Policy Value on Date of Death              $ 68,000    $ 54,000
Applicable Corridor Percentage                  250%        250%
Death Benefit                              $170,000    $150,000



In Example A, the Death Benefit equals $170,000, i.e., the greater of $100,000 (the Face Amount) and $170,000 (the Policy Value at the Date of Death of $68,000, multiplied by the corridor percentage of 250%). This amount, less any Policy Debt and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $150,000, i.e., the greater of $150,000 (the Face Amount) or $135,000 (the Policy Value of $54,000 multiplied by the corridor percentage of 250%).


CHANGE TO DEATH BENEFIT OPTION. After the first Policy Year, you may change the Death Benefit option by writing to us at the address given on the front cover of this Prospectus. If you ask to change from Option 2 to Option 1, we increase the Face Amount of your Policy by the amount of the Policy Value. If you ask to change from Option 1 to Option 2, we decrease the Face Amount of your Policy by the amount of the Policy Value. The change takes effect on the Monthly Deduction Day on or immediately following the day we receive your written request. We do not currently require you to prove insurability for a change in Death Benefit options.

You may not change the Death Benefit option under your Policy if afterward the Face Amount remaining in force would be less than $50,000.


CHANGE TO FACE AMOUNT. You may change the Face Amount after the first Policy Year. You may request the change by writing to us at the address shown on the first page of this Prospectus. You should be aware that a change in the Face Amount changes the net amount at risk and, therefore, changes the cost of insurance charges on your Policy. The change will take effect on the Monthly Deduction Day after we approve the request. We do not permit a Face Amount change if the policy is in the Grace Period.

If you request a decrease in Face Amount, we first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the coverage under the original application. We do not permit a decrease in the Face Amount of your Policy if afterward the Face Amount remaining in force would be less than $50,000. A decrease in the Face Amount affects the Safety Net Premium.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable. We do not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $10,000. You may not increase the Face Amount of your Policy more often than once every twelve months.

You should be aware that an increase in the Face Amount of your Policy affects the cost of insurance charges applicable to your Policy. As noted above, we deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also increases the net amount at risk under your Policy. We will not approve a request for a Face Amount increase if the Net Surrender Value is too small to pay the Monthly Deduction for the Policy Month following the increase. As described in "Surrender Charge" on page 28 of this Prospectus, if you


                                 21  PROSPECTUS
increase the Face Amount of your Policy, your maximum surrender charge also increases. Finally, increases in the Face Amount of your Policy also increase the Safety Net Premium amount. Modifying the Policy's Face Amount may have tax ramifications. For additional information, please see "Federal Taxes" on page 30.


OPTIONAL INSURANCE BENEFITS.
You may ask to add one or more riders to your Policy to provide additional optional insurance benefits. We require evidence of insurability before we issue a rider to you. We deduct the cost of any riders as part of the Monthly Deduction. Adding a Rider may also increase the Safety Net Premium amount for your Policy. The riders we currently offer are described below. All of these riders may be added to your Policy at any time except the Primary Insured Rider, Additional Insured Rider, and the Full Surrender Charge Adjustment Rider, which are only available at Policy issue. In our discretion, we may offer additional riders or stop offering a rider.

.. Children's Level Term Rider.

This rider provides for level term insurance on the Insured's children, as defined in the rider. We provide coverage until the earlier of the child's 25/TH/ birthday or the Insured's age 65. We pay the Death Benefit to the person designated by you. If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 25. The rider may be exchanged for a new term policy on the earlier of each child's 25/TH/ birthday, or the Insured's age 65. We do not require evidence of insurability to exchange the rider.

.. Accidental Death Benefit Rider.

Under this rider, we provide additional insurance if the Insured dies from accidental bodily injury as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the next Policy Anniversary after the Insured's 70/TH/ birthday; or (3) you ask to end the rider.

.. Continuation of Premium Rider.

Under this rider, we contribute a monthly amount to the Policy Value if the Insured becomes totally disabled as defined in the rider. This rider ends when one of the following occurs: (1) the Policy terminates; (2) the Insured reaches age 60; or (3) you ask to end the rider.

.. Additional Insured Rider.

This rider provides life insurance coverage on an Additional Insured. We pay the Face Amount of the rider to the named Beneficiary when we receive due proof that the additional Insured died while the rider was in force. You may renew the coverage until the Additional Insured reaches age 99. Until the Additional Insured's 75/TH/ birthday, you may exchange the rider for a new Policy on the Additional Insured's life, subject to certain conditions as defined in the rider. We do not require evidence of insurability to exchange the rider.

.. Primary Insured Term Insurance Benefit Rider.

This rider provides additional term life insurance coverage on the Primary Insured. You may renew this coverage until you reach age 99. Until you reach age 75, you may exchange the rider for a new Policy. In addition, after the first Policy Year and until you reach age 75, you may convert the rider to the base Policy. We do not require evidence of insurability to exchange or convert the Policy. If you purchase this rider, your surrender charge is less than if you purchased a single Policy with the same Face Amount as the total coverage of your Policy and Primary Insured Term Insurance Benefit Rider. In addition, at least initially your total insurance charges are lower for a Policy/Primary Insured Term Insurance Benefit Rider combination, although they may be higher if your Policy Value increases and the net amount at risk under your Policy decreases sufficiently.

Commissions payable to sales representatives on the sale of Policies with a Primary Insured Term Insurance Benefit Rider are calculated based on the total premium payments made for the base Policy and the rider. The commissions will vary depending on the ratio of the premium for the base Policy and the rider. The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases. Thus, the lowest commission amount is payable when the maximum rider is purchased.

.. Accelerated Death Benefit Rider.

This rider provides for an advance of a portion of the Death Benefit if the Insured is diagnosed with a terminal illness and satisfactory proof of the terminal illness is provided to us. A terminal illness is a medical condition of the Insured that, not withstanding medical care, will result in death within twelve months. You may add this rider after your Policy is issued if the rider is available in your state. There is no additional cost for this rider. The maximum accelerated death benefit you may receive is the lesser of:

  (i) 50% of the Death Benefit as of the date the first request is paid; or

  (ii) $250,000, including all other accelerated benefit amounts paid under all policies issued by us on the life of the Insured.

The Death Benefit and Policy Value of your Policy are reduced if an accelerated benefit is paid. The amount of Death Benefit that you request to accelerate is reduced by:

  (i) any due and uncollected Monthly Deductions, or unpaid required Premium if a claim occurs during a Grace Period;

  (ii) if allowed in your state, an administrative expense charge of up to $200 for each accelerated benefit request;


                                 22  PROSPECTUS

  (iii) pro-rata amount of any outstanding Policy Loan; and

  (iv) twelve-month actuarial discount that reflects the early payment of the accelerated benefit amount.

If your Policy was issued in connection with a Qualified Plan, we may not be able to offer you some of the benefits provided by these riders.

.. Full Surrender Charge Adjustment Rider.

Under this rider, we waive the surrender charges upon full surrender of the Policy during the first five Policy Years. There is no waiver of surrender charges on partial withdrawals. In addition, full surrender charges apply in determining the maximum amount available for Policy Loan or withdrawal. The rider can only be added to the Policy at issue. There is no additional cost for the rider.

The rider is generally available for use with the Policy only in business-related situations. In order to qualify for the rider, the initial or planned Premium for the Policy at issue must be $50,000 or more. You may add the rider if it is available in your state. The rider cannot be deleted once it is added to a Policy. We may modify from time to time the criteria for qualification for the rider.


POLICY LOANS
--------------------------------------------------------------------------------


GENERAL. While the Policy is in force, you may borrow money from us using the Policy as the only security for your loan. Loans have priority over the claims of any assignee or any other person. The maximum amount available for Policy Loans is 90% of the Surrender Value of your Policy at the end of the Valuation Period in which we receive your loan request. Outstanding Policy Loans and loan interest reduce the amount you may request. Other restrictions may apply if your Policy was issued in connection with a Qualified Plan. In addition, if you have named an irrevocable Beneficiary, you must also obtain his or her written consent before we make a Policy Loan to you.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our home office. We may, however, postpone payment in the circumstances described above in "Policy Value - Postponement of Payments."

When we make a Policy Loan to you, we transfer to the Loan Account a portion of the Policy Value equal to the loan amount. We also transfer in this manner Policy Value equal to any due and unpaid loan interest. We usually take the transfers from the Sub-Accounts and the Fixed Account pro rata based upon the balances of each Sub-Account and the Fixed Account. However, we do not withdraw amounts from the Fixed Account equaling more than the total loan multiplied by the ratio of the Fixed Account to the Policy Value immediately preceding the loan. The amounts allocated to the Loan Account are credited with interest at the Loan Credited Rate stated in your Policy.


LOAN INTEREST. Interest on Policy Loans accrues daily and is due at the end of each Policy Year. If you do not pay the interest on a Policy Loan when due, the unpaid interest becomes part of the Policy Loan and accrues interest at the same rate. In addition, we transfer the difference between the values of the Loan Account and the Policy Debt on a pro-rata basis from the Sub-Accounts and the Fixed Account to the Loan Account.

You may borrow an amount equal to your Policy Value, less all Premiums paid, as a preferred loan. The interest rate charged for preferred loans is 4.0% per year. A standard loan is the amount that may be borrowed from the sum of Premiums paid. All non-preferred loans will be treated as a standard loan. The interest rate on standard loans is currently 6.0% per year.


LOAN REPAYMENT. While the Policy remains in force, you may repay the Policy Loan in whole or in part without any penalty at any time while the Insured is living. If you have a Policy Loan outstanding, we assume that any payment we receive from you is to be applied as Premium to your Policy Value, unless you tell us to treat your payment as a loan repayment. If you designate a payment as a loan repayment or interest payments, your payment is allocated among the Sub-Accounts and the Fixed Account using the same percentages used to allocate Net Premiums. An amount equal to the payment is deducted from the Loan Account.

If the total outstanding loan(s) and loan interest exceeds the Surrender Value of your Policy, we notify you and any assignee in writing. To keep the Policy in force, we require you to pay a Premium sufficient to keep the Policy in force for at least three more months. If you do not pay us sufficient Premium within the 61-day Grace Period, your Policy lapses and terminates without value. As explained in the section entitled "Lapse and Reinstatement" below, you may subsequently reinstate the Policy by either repayment or reimbursement of any Policy Debt that was outstanding at the end of the Grace Period. If your Policy lapses while a Policy Loan is outstanding, you may owe taxes or suffer other adverse tax consequences even if you subsequently reinstate the Policy. Please consult a tax adviser for details.


PRE-EXISTING LOAN. If you have a loan with another insurance company, and you are terminating that policy to buy one from us, usually you would repay the old loan during the process of surrendering the old policy. Income taxes on the interest earned may be due. We permit you to carry this old loan over to your new Policy through a Tax Code Section 1035 tax-free exchange, up to certain limits. The use of a Section 1035 tax-free


                                 23  PROSPECTUS
exchange may avoid any current income tax liability that would be due if the old loan was extinguished.

If you transfer a Policy Loan from another insurer as part of a Section 1035 tax-free exchange, we treat a loan of up to 20% of your Policy Value as a preferred loan. If the amount due is more than 20% of your Policy Value, we treat the excess as a standard loan. The treatment of transferred Policy Loans is illustrated in the following example

Transferred Policy Value                $190,000
Transferred Policy Loan                 $ 40,000
Surrender Value                         $150,000
20% of Policy Value                     $ 38,000
Preferred Loan                          $ 38,000
Standard Loan                           $  2,000

:


EFFECT ON POLICY VALUE. A Policy Loan, whether or not repaid, has a permanent effect on the Policy Value because the investment results of each Sub-Account and the Fixed Account apply only to the amount remaining in that account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Policy Value does not increase as rapidly as it would if you had not taken a Policy Loan. However, if the Sub-Accounts or the Fixed Account or both earn less than that rate, then your Policy Value is greater than it would have been if you had not taken a Policy Loan. The combination of an increasing loan balance, deductions for contract charges and fees, and unfavorable investment performance may cause the Policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the Policy. Also, if you do not repay a Policy Loan, total outstanding Policy Debt is subtracted from the Death Benefit and Surrender Value otherwise payable.


SURRENDERS AND WITHDRAWALS
--------------------------------------------------------------------------------


SURRENDERS. While your Policy is in force, you may surrender the Policy. Your Policy terminates on the day we receive your written request, or the surrender effective date requested by you, whichever is later.

Upon surrender, we pay you the Net Surrender Value determined as of the day we receive your written request. The Net Surrender Value equals the Policy Value, minus the surrender charge, minus any Policy Debt. The Surrender Charge is described in "Charges and Deductions - Surrender Charge" below. We pay you the Net Surrender Value of the Policy within seven days of our receiving your complete written request or on the effective surrender date you request, whichever is later. The Policy cannot be reinstated once it is surrendered. You may receive the surrender proceeds in a lump sum or under any of the settlement options described in "Settlement Options" below. We have set forth the tax consequences of surrendering the Policy in "Federal Taxes" below.


PARTIAL WITHDRAWAL.  General.  While the Policy is in force after the first
                     --------
Policy Year, you may receive a portion of the Net Surrender Value by making a partial withdrawal from your Policy. The minimum partial withdrawal amount is $500. You may not withdraw an amount that would reduce the Net Surrender Value below $500 or reduce the Face Amount below $50,000. We deduct a partial withdrawal service fee of $10 from your withdrawal proceeds.

We subtract the amount withdrawn from your Policy Value. You may specify how much of your partial withdrawal you wish taken from each Sub-Account or from the Fixed Account. You may not withdraw from the Fixed Account more than the total withdrawal amount times the ratio of the Fixed Account to your total Policy Value immediately before the withdrawal.

You must request the partial withdrawal in writing. Your request is effective on the date received. Before we pay any partial withdrawal, you must provide us with a completed withholding form.

Effect on Face Amount. If you have selected Death Benefit Option 1, a partial
----------------------
withdrawal reduces the Face Amount of your Policy as well as the Policy Value.
 We reduce the Face Amount by the amount of the partial withdrawal. The Face Amount after a partial withdrawal may not be less than $50,000. If you have previously increased the Face Amount of your Policy, your partial withdrawals first reduce the Face Amount of the most recent increase, then the most recent increases successively, then the coverage under the original Policy.

Under Option 2, a reduction in Policy Value as a result of a partial withdrawal typically results in a dollar for dollar reduction in the life insurance proceeds payable under the Policy.

Tax Consequences. The tax consequences of partial withdrawals are discussed in
-----------------
"Federal Taxes" below.


SETTLEMENT OPTIONS
--------------------------------------------------------------------------------

We pay the surrender proceeds or Death Benefit proceeds under the Policy in a lump sum or under one of the Settlement Options that we then offer. You may request a Settlement Option by notifying us in writing at


                                 24  PROSPECTUS
the address given on the first page of this Prospectus. We transfer to our Fixed Account any amount placed under a Settlement Option, which amount will not be affected thereafter by the investment performance of the Separate Account.
 We do not permit surrenders or partial withdrawals after payment under a settlement option commences.

The amount applied to a Settlement Option must include at least $5,000 of Policy Value and result in installment payments of not less than $50. When the proceeds are payable, we inform you concerning the rate of interest we credit to funds left with us. We guarantee that the rate of interest will be at least 3.5%. We may pay interest in excess of the guaranteed rate.

We currently offer the five Settlement Options described below:

  Option A - Interest.  We hold the proceeds, credit interest to them and pay
  --------------------
  out the funds when the person entitled to them requests.

  Option B - Fixed Payments.  We pay a selected monthly income until the
  --------------------------
  proceeds, and any interest credits, are exhausted.

  Option C - Life Income Guaranteed Period Certain.  We pay the proceeds in a
  -------------------------------------------------
  monthly income for as long as the payee lives, or you may also select a guarantee period of between five and twenty years. If a guarantee period is selected, we make monthly payments at least until the payee dies. If the payee dies before the end of the guarantee period, we continue payments to a successor payee until the end of the guarantee period. If no guarantee period is selected or if the payee dies after the end of the guarantee period, we stop payments when the payee dies. It is possible for the payee to receive only one payment under this option, if the payee dies before the second payment is due and you did not choose a guarantee period.

  Option D - Joint and Survivor.  We pay the proceeds in a monthly income to two
  ------------------------------
  payees for as long as either payee is alive. Payments stop when both payees have died. It is possible for the payees to receive only one payment, if both payees die before the second payment is due.

  Option E - Period Certain.  We pay the proceeds in monthly installments for a
  --------------------------
  specified number of years, from five to twenty-five years. If the payee dies before the end of the specified period, we pay the remaining guaranteed payments to a successor payee.

In addition, we may agree to other Settlement Option plans. Write or call us to obtain information about them.

You may request that the proceeds of the Policy be paid under a Settlement Option by submitting a request to us in writing before the death of the Insured.
 If at the time of the Insured's death, no Settlement Option is in effect, the Beneficiary may choose a Settlement Option after the Death Benefit is payable and before it is paid. If you change the Beneficiary, the existing choice of Settlement Option becomes invalid and you may either notify us that you wish to continue the pre-existing choice of Settlement Option or select a new one.


MATURITY
--------------------------------------------------------------------------------

In most states, the Policies have no Maturity Date. Your Policy will continue after the Insured reaches age 100 as long as the Net Surrender Value is sufficient to cover Monthly Deductions. In those states, following the Insured's 100th birthday, we will waive any cost of insurance charge or policy fee.

Policies issued in some states, however, are required to mature on the Maturity Date. In those states, if your Policy is in force on the Maturity Date, we pay you the Net Surrender Value in a lump sum or you may apply the Net Surrender Value to a Settlement Option.


LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------


LAPSE AND GRACE PERIOD. If the Net Surrender Value is less than the Monthly Deduction due on a Monthly Deduction Day and the Safety Net Premium feature is not in effect, your Policy may lapse. We give you a 61-day Grace Period in which to pay an adequate amount of additional Premium to keep the Policy in force after the end of the Grace Period.

At least 30 days before the end of the Grace Period, we send you a notice informing you of the amount to be paid by you before the end of the Grace Period to prevent your Policy from terminating. The amount shown in the notice will be sufficient to cover the Monthly Deduction(s) due and unpaid. You may pay additional Premium if you wish.

The Policy continues in effect through the Grace Period. If the Insured dies during the Grace Period, we pay a Death Benefit in accordance with your instructions. However, we reduce the proceeds by an amount equal to Monthly Deduction(s) due and unpaid. See "Death Benefits and Optional Insurance Benefits" on page 21. If you do not pay us the amount shown in the notice before the end of the Grace Period, your Policy ends at the end of the Grace Period.


                                 25  PROSPECTUS

REINSTATEMENT. If the Policy lapses, you may apply for reinstatement by paying to us the reinstatement Premium and any applicable charges required under the Policy. You must request reinstatement within five years of the date the Policy entered a Grace Period. The reinstatement Premium equals an amount sufficient to (1) cover all unpaid Monthly Deductions for the Grace Period, and (2) keep your Policy in force for three months. If a Policy Loan was outstanding at the time of your Policy's lapse, you must either repay or reinstate the loan before we reinstate your Policy. In addition, we may require you to provide evidence of insurability satisfactory to us. The Face Amount upon reinstatement cannot exceed the Face Amount of your Policy at its lapse. The Policy Value on the reinstatement date reflects the Policy Value at the time of termination of the Policy plus the Premium paid at the time of reinstatement. All Policy charges continue to be based on your original Issue Date. You cannot reinstate the Policy once it has been surrendered.


CANCELLATION AND CONVERSION RIGHTS
--------------------------------------------------------------------------------


FREE-LOOK PERIOD.  You may cancel your Policy by returning it to us within ten
(10) days after you receive it, or after whatever longer period may be permitted by state law. If you return your Policy, the Policy terminates and, in most states, we pay you an amount equal to your Policy Value on the date we receive the Policy from you, plus any charges previously deducted. Your Policy Value usually reflects the investment experience of the Sub-Accounts and the Fixed Account as you have allocated your Net Premium. In some states, however, we are required to send you the amount of your Premiums. In those states, our current procedure is to allocate any Premium received before the end of the free-look period as described in "Allocation of Premium" above. In the future, however, if you live in one of those states, we reserve the right to delay allocating your Premiums to the Sub-Accounts you have selected until 10 days after the Issue Date or, if your state's free-look period is longer than ten days, for ten days plus the period required by state law. We will allocate Premiums received during that time to the Fixed Account . Since state laws differ as to the consequences of returning a Policy, you should refer to your Policy for specific information about your circumstances.


CONVERSION. In addition, during the first two Policy Years or the first two years after an increase in the Face Amount, if the Policy is in force you may amend the Policy to convert it into a non-variable universal life insurance policy. We will accomplish this by transferring all of your Policy Value to the Fixed Account and ending your right under the Policy to allocate Policy Value to the Sub-Accounts. We will not require evidence of insurability. We will not charge you to perform this amendment.

The net amount at risk (i.e., the difference between the Death Benefit and the Policy Value) under the amended policy will be equal to or less than the net amount at risk under the previous coverage. Premiums and charges under the amended policy will be based on the same risk classification as the previous coverage.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------


PREMIUM TAX CHARGE AND PREMIUM EXPENSE CHARGE. Before we allocate a Premium to the Policy Value, we subtract the Premium Tax Charge and the Premium Expense Charge.

The Premium Expense Charge equals 3.5% of all Premiums for the first ten policy years, and 1.5% thereafter. Of this charge, 2% of the 3.5% charge in the first ten policy years is intended to help us pay for: (a) actual sales expenses, which include agents' sales commissions and other sales and distribution expenses; and (b) certain Federal taxes and other expenses related to the receipt of Premiums.

The Premium Tax Charge equals 2.5% of all Premiums. We do not vary the Premium Tax Charge to reflect the actual premium tax rate in individual states, or the absence of premium tax in certain states. Accordingly, the portion of this charge attributable to state premium taxes may be more or less than the premium taxes assessed in your state. We may impose the Premium Tax Charge in states that do not impose a premium tax. State premium tax rates vary from 0% to 4%. The current North Carolina premium tax rate is 1.9%.


MONTHLY DEDUCTION. On the Issue Date and on each Monthly Deduction Day, we deduct from your Policy Value a Monthly Deduction to cover certain charges and expenses in connection with the Policy. The Monthly Deduction is the sum of the following four items:

1) the Policy Fee;

2) the mortality and expense risk charge;

3) the cost of insurance charge for your Policy; and

4) the cost of additional benefits provided by a rider, if any.

We allocate the mortality and expense risk charge pro rata among the Sub-Accounts in proportion to the amount of your Policy Value in each Sub-Account. We allocate the remainder of the Monthly Deduction pro rata among the Sub-Accounts and the Fixed Account, unless you specify otherwise.


                                 26  PROSPECTUS

POLICY FEE. The monthly policy fee is $7.50 per month This charge compensates us in part for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports. In those states that do not have maturity date, the Policy Fee is waived after the Insured's age 100.


MORTALITY AND EXPENSE RISK CHARGE. For the first fourteen Policy Years, the monthly mortality and expense risk charge is calculated at an annual rate of 0.72% of the net Policy Value allocated to the Sub-Accounts. Thereafter, we intend to charge an annual rate of 0.36%, and we guarantee that we will not charge more than 0.48%. The mortality and expense risk charge is not assessed against your Policy Value in the Fixed Account. This charge compensates us for the mortality and expense risks that we assume in relation to the Policies. The mortality risk assumed includes the risk that the cost of insurance charges specified in the Policy will be insufficient to meet claims. We also assume a risk that, on the Monthly Deduction Day preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policy.


COST OF INSURANCE CHARGE. The cost of insurance is determined monthly. The cost of insurance charge is determined by multiplying the applicable current cost of insurance rate per $1,000 by the net amount risk for each Policy Month.
 The Net Amount at Risk is (a) - (b), where: (a) is the Death Benefit as of the prior Monthly Deduction Day divided by 1.0032737; and (b) is the Policy Value as of the prior Monthly Deduction Day. The cost of insurance rate is individualized depending on the Insured's age at issue of the Policy, Policy Year, gender and payment class, thus, the rate differs from year to year. The rates are determined by us, but they will never be more than the guaranteed rates shown in the table on Page 9 of your Policy. Please see the following example.

         Example (40-Year Old Non-Smoking Male):
         ---------------------------------------
Face Amount                                       $150,000
Death Benefit Option                                     1
Policy Value on the Prior Monthly Deduction Day   $ 30,000
Insured's Attained Age                                  40
Corridor Percentage                                    250%
Death Benefit                                     $150,000


On the Monthly Deduction Day in this example, the Death Benefit as then computed would be $150,000, because the Face Amount ( $150,000) is greater than the Policy Value multiplied by the applicable corridor percentage ($30,000 X 250% =
 $75,000). Since the Policy Value on that date is $30,000, the cost of insurance charges per $1000 are applied to the difference in the net amount at risk of $119,510.55(( $150,000/1.0032737) - $30,000).

Assume that the Policy Value in the above example was $70,000. The Death Benefit would then be $175,000( 250% X $70,000), since this is greater than the Face Amount ( $175,000). The cost of insurance rates in this case would be applied to the net amount at risk of $104,428.97 (($175,000/1.0032737) -
 $70,000).

The Policy Value may vary monthly, based on the investment performance of the Sub-Accounts you have selected, the addition of interest credited to your Fixed Account (if any), the deduction of charges, and any other Policy transaction.
 Under Policies with an Option 1 Death Benefit, increases in the Policy Value generally decrease the net amount at risk; conversely, decrease in the Policy Value increase the net amount at risk. Since the cost of insurance charge is based on the net amount at risk, your cost of insurance charge probably will be correspondingly different each month. Under Policies with an Option 2 Death Benefit, however, the net amount at risk does not vary with changes in the Policy Value, unless your Policy's death benefit is determined under a corridor percentage. In that circumstance, increases in the Policy Value increase the net amount at risk. See "Policy Value" on page 12. Accordingly, a change in the Policy Value does not affect your monthly cost of insurance charge, unless it increases your net amount at risk.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The cost of insurance charge for increases reflects circumstances, such as the Insured's age and health status, at the time of the increase. The cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates, but we guarantee that we will never charge you a cost of insurance rate higher than the guaranteed cost of insurance rates shown in the Policy.

We base the cost of insurance rate on the sex, issue age, Policy Year and premium rating class of the Insured, and on the Face Amount. However, we issue unisex policies in Montana and in connection with Qualified Plans. We charge a lower current cost of insurance rate for Policies with a Face Amount of $200,000 or above and further lower the current rate for Policies with a Face Amount of $1,000,000 or above. If an increase in Face Amount of your Policy would raise the total Face Amount above one of these break points, only the amount of the increase above the breakpoint is eligible for a lower current cost of insurance rate. Although we base the current cost of insurance rate on our expectations as to future mortality experience, that rate will never exceed a maximum cost of insurance rate based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Smoker and Non-Smoker Mortality Table based on the Insured's sex and age last birthday. Our cost of insurance rates for unisex Policies will never exceed a maximum based on the 1980 CSO Table B assuming a blend of 80% male and 20% female lives.


                                 27  PROSPECTUS

If we ever charge you a cost of insurance rate during the first five Policy Years that is greater than the rate provided by the rate scale in effect on the Issue Date we will notify you. For 60 days after we mail that notice, you may surrender your Policy without paying any surrender charge.

In those states that do not have a Maturity Date, beginning on the Policy Anniversary following the Insured's 100th birthday, we waive all cost of insurance charges and monthly policy fees.


RIDER CHARGES. If your Policy includes one or more riders, a charge applicable to each rider you purchased is made from your Policy Value each month. The charge is to compensate us for the anticipated cost of providing these benefits and is specified on the applicable rider. The Rider Charges are summarized in the table on page 10 of this Prospectus. For a description of the optional riders, see "Optional Insurance Benefits" beginning on page 22.


SEPARATE ACCOUNT INCOME TAXES. We are not currently deducting or maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax from the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient.


PORTFOLIO CHARGES. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Policy Value. The third table in "Fee Tables" above contains a summary of current estimates of those charges and expenses. These charges and expenses are deducted from the assets of the Portfolios. For more detailed information, please refer to the Prospectuses for the appropriate Portfolios.

We receive compensation from the investment advisers or administrators of some of the Portfolios. Such compensation is consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of the Separate Account assets invested in the relevant Portfolio and generally may range up to
0.25% annually of net assets.    We receive Rule 12b-1 fees or service fees
directly from some of the Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolios' shares held by corresponding Sub-Accounts.


SURRENDER CHARGE. If you surrender your Policy, we may subtract a surrender charge from the surrender proceeds. The surrender charge equals the amount shown in the surrender charge table in your Policy, plus any additional surrender charge due to increases in the Face Amount of your Policy. The amount of the surrender charge decreases over time.

Initial Surrender Charge.  When we issue your Policy, we determine the initial
-------------------------
surrender charge. To determine the initial surrender charge, we multiply the Initial Face Amount of your Policy by a rate per thousand dollars of Face Amount. The applicable rate depends on the Insured's age at issue, sex and status as a smoker or non-smoker. For example, if the Insured is age 40 when your Policy is issued, the applicable rates per thousand are as follows:


Male Non-Smoker         $     19.50
Male Smoker             $     23.72
Female Non-Smoker       $     17.28
Female Smoker           $19.24
Unisex Non-Smoker       $     19.06
Unisex Smoker           $     22.82



Accordingly, if the Insured were a male non-smoker age 40 and the Policy's Face Amount were $150,000, the surrender charge initially would be $2,925.

The rates for each category are greater or lesser according to the age of the Insured when your Policy is issued. The maximum rates are as follows:

Male Non-Smoker                                                              $53.98
Male Smoker                                                                  $54.11
Female Non-Smoker                                                            $53.74
Female Smoker                                                                $54.01
Unisex Non-Smoker                                                            $53.72
Unisex Smoker                                                                $54.01


If you surrender your Policy after fourteen Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Face Amount of your Policy, as explained below). Before that time, we determine the applicable surrender charge by multiplying the initial surrender charge on your Policy by the appropriate surrender charge percentage for the Policy Year in which the surrender occurs. The applicable surrender charge percentage depends on the Insured's sex, age when your Policy was issued, and the number of years elapsed since your Policy was issued. For example, the following




                                 28  PROSPECTUS
surrender charge percentage rates would apply if the Insured were 40 years old when your Policy was issued:

                     MALE,    MALE,    FEMALE,    FEMALE,   UNISEX,      UNISEX,
                   NONSMOKER  SMOKER  NONSMOKER   SMOKER   NONSMOKER      SMOKER
   POLICY YEAR      AGE 40    AGE 40    AGE 40    AGE 40     AGE 40       AGE 40
   -----------      ------    ------    ------    ------     ------       ------
        1            100%      100%      100%      100%       100%         100%
        2            100%      100%      100%      100%       100%         100%
        3            100%      100%      100%      100%       100%         100%
        4            100%      100%      100%      100%       100%         100%
        5            100%      100%      100%      100%       100%         100%
        6             91%       91%       91%       91%        91%          91%
        7             82%       82%       82%       82%        82%          82%
        8             73%       73%       73%       73%        73%          73%
        9             64%       64%       64%       64%        64%          64%
       10             55%       55%       55%       55%        55%          55%
       11             46%       46%       46%       46%        46%          46%
       12             37%       37%       37%       37%        37%          37%
       13             28%       28%       28%       28%        28%          28%
       14             18%       18%       18%       18%        18%          18%
       15              0%        0%        0%        0%         0%           0%

Thus, in the example given above, if the Policy were surrendered during the 10th Policy Year, the surrender charge would equal $1,608.75($2,925 X 55%). A different surrender charge percentage rate might apply if the Insured is older than 40 when the Policy is issued.

Surrender Charge on Increases in Initial Face Amount.  If you increase the
-----------------------------------------------------
Initial Face Amount of your Policy, we determine an additional surrender charge amount applicable to the amount of the increase. We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and smoking status at the time of the increase, rather than at the time your Policy was issued.

The surrender charge on the increase also decreases over a fourteen Policy Year period, starting from the effective date of the increase. The schedule of surrender charge percentages applicable to the additional surrender charge is based on the Insured's age at the time of the increase. If you surrender your Policy or make a partial withdrawal, we separately calculate the surrender charge applicable to the Initial Face amount and each increase and add those amounts to determine the total surrender charge.

If you decrease the Face Amount, the applicable surrender charge remains the same.

We include in your Policy a table showing the surrender charge rates and the surrender charge percentages applicable under the Policies. For additional information concerning the rates applicable to you, please consult your agent.
 In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for the Policies.

The Premium Expense Charge (in part) and the surrender charge are imposed to cover our actual sales expenses, which include agents' sales commissions and other sales and distribution expenses. We expect to recover total sales expenses of the Policies over the life of the Policies. However, the Premium Expense Charge and surrender charge paid with respect to a particular Policy may be higher or lower than the distribution expenses we incurred in connection with that Policy. To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the mortality and expense charge on the Separate Account assets and the other charges imposed under the Policies.

We do not subtract any portion of the then applicable surrender charge from a partial withdrawal. We do, however, subtract a partial withdrawal service fee of $10 from the amount withdrawn, to cover our expenses relating to the partial withdrawal.


TRANSFER FEE. We currently are not charging a transfer fee. The Policy, however, permits us to charge a transfer fee of $10 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Sub-Account(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

We will deduct the transfer fee from the Policy Value that remains in the Sub-Account(s) or Fixed Account from which we process your transfer. If that amount is insufficient to pay the transfer fee, we will deduct the fee from the transferred amount.


                                 29  PROSPECTUS

GENERAL POLICY PROVISIONS
--------------------------------------------------------------------------------


BENEFICIARIES. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We provide a form to be completed, signed and filed with us. Your request for a change in Beneficiary or Contingent Beneficiary takes effect upon our filing of a signed and completed form, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we divide the Death Benefit among the surviving Beneficiaries.

Different rules may apply if your Policy was issued in connection with a Qualified Plan.


ASSIGNMENT. You may assign your Policy as collateral security, unless it was issued in connection with a Qualified Plan. You must notify us in writing if you assign the Policy. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment.


DIVIDENDS.  We do not pay any dividend under the Policies.


ABOUT US
--------------------------------------------------------------------------------


LINCOLN BENEFIT LIFE COMPANY. Lincoln Benefit Life Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group. Our offices are located at 2940 S. 84th Street, Lincoln, NE 68506-4142; however, our mailing address is P.O. Box 80469, Lincoln, NE 68501-0469. Please see also "General Information and History" in the SAI.


THE SEPARATE ACCOUNT. Lincoln Benefit Life Variable Life Account is a segregated asset account of Lincoln Benefit. Lincoln Benefit owns the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Policy Value of the Policies offered by this Prospectus, these assets may not be used to pay any liabilities of Lincoln Benefit other than those arising from the Policies. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, losses or any investment experience of Lincoln Benefit's other assets. Lincoln Benefit is obligated to pay all amounts promised to Policy Owners under the Policies.

The Separate Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Sub-Accounts or the Portfolios. Values allocated to the Separate Account rise and fall with the values of shares of the Portfolios and are also reduced by Policy charges. We use the Separate Account to fund the Policies and our other variable universal life insurance policies. We account separately for each type of variable life insurance policy funded by the Separate Account.


FEDERAL TAXES
--------------------------------------------------------------------------------


INTRODUCTION. The following discussion is general and is not intended as tax advice. Lincoln Benefit makes no guarantee regarding the tax treatment of any Policy or transaction involving a Policy. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. Our general discussion of the tax treatment of this Policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Policy cannot be made in the Prospectus. For detailed information, you should consult with a qualified tax adviser familiar with your situation. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax adviser.


TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT. Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The Separate Account is not an entity separate from


                                 30  PROSPECTUS

Lincoln Benefit and its operations form a part of Lincoln Benefit. Therefore, the Separate Account is not taxed separately as a "Regulated Investment Company" under Subchapter M of the Tax Code. Investment income and realized capital gains are automatically applied to increase reserves under the Policies. Under current federal tax law, Lincoln Benefit believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Policies. Generally, reserves are amounts that Lincoln Benefit is legally required to accumulate and maintain in order to meet future obligations under the Policies. Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF POLICY BENEFITS. In order to qualify as a life insurance policy for federal income tax purposes, the policy must meet the definition of a life insurance policy set forth in Section 7702 of the Tax Code. Section 7702 limits the amount of premiums that may be invested in a policy that qualifies as life insurance. The Policy is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is generally excluded from the Beneficiary's gross income under Section 101(a) of the Tax Code and you are generally not taxed on increases in the Policy Value until a distribution occurs.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will generally be excludable from the Beneficiary's income, and amounts attributable to earnings on that income (occurring after the Insured's death), which will be includable in the Beneficiary's income.

If a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide any of the tax advantages normally provided by life insurance.
 Lincoln Benefit has the right to amend the Policies to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premium paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. If your Policy is not a Modified Endowment Contract, policy loans are not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered even if the policy is not a Modified Endowment Contract. Withdrawals and loans from Modified Endowment Contracts are subject to less favorable tax treatment. Loans, if not repaid, and withdrawals reduce the contract's death benefit and cash value. For an additional discussion of Modified Endowment Contracts, please see "Federal Taxes - Modified Endowment Contracts" on page 32.

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Policy,

.. revoke an assignment,

.. pledge the Policy, or

.. obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement. We no longer sell life insurance contracts to corporate and self-employed tax-qualified retirement pension and profit sharing plans subject to Section 401.


MODIFIED ENDOWMENT CONTRACTS. A life insurance policy is treated as a "Modified Endowment Contract" under Section 7702A of the Tax Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay" test of
Section 7702A. The seven-pay test limits the amount of premiums that can be paid into the


                                 31  PROSPECTUS
contract before the Policy will become a Modified Endowment Contract. We will not accept any Premiums that cause the Policy to become a Modified Endowment Contract unless we receive from you a written acknowledgment that the Policy will become a Modified Endowment Contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a Modified Endowment Contract will not cause the new policy to be a Modified Endowment Contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a Modified Endowment Contract for a new life insurance policy will always cause the new policy to be a Modified Endowment Contract.

If your Policy is not issued as a Modified Endowment Contract, it can become a Modified Endowment Contract under certain circumstances. If your Policy is materially changed at any time, your policy must be tested to determine whether it has become a Modified Endowment Contract. A material change includes certain increases in the policy's death benefit and the addition or increase of certain riders. Your Policy will be treated as though it were a new contract on the day the material change takes effect, a new seven-pay limit will be calculated, and a new seven-pay period will begin. Additionally, if the benefits provided by your Policy are reduced during the first 7 years of the policy or during a "seven-pay period", the seven-pay test will be applied as though the policy were intially issued with the reduced benefits. If the cumulative premiums paid into the Policy prior to the reduction in benefits are in excess of the seven-pay limit for the reduced benefit, then your policy will become a Modified Endowment Contract.

If a contract is classified as a Modified Endowment Contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Policy loan (including unpaid interest that is added to the loan balance) from a Modified Endowment Contract, or assign or pledge any part of the value of the Policy, such amount is treated as a distribution. Withdrawals and distributions made from a Modified Endowment Contract before the Insured's death are treated as taxable income first, then as recovery of the investment in the contract. The taxable portion of any distribution from a Modified Endowment Contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Tax Code); or

.. any distribution that is part of a series of substantially equal periodic payments (paid not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All Modified Endowment Contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one Modified Endowment Contract in determining the taxable portion of any distributions from any of the contracts required to be aggregated.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit Life Company is required to withhold federal income tax at a rate of 10% from taxable distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


DIVERSIFICATION REQUIREMENTS. For a Policy to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Policy will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the Policy Value over the investment in the contract.
 Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause a policy owner to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Subaccount investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under the Policy are different than those described by the IRS in private and public rulings in which it found that policy owners were not owners of separate account assets. For example, if your Policy offers more than twenty
(20) investment alternatives you have the choice to allocate premiums and policy values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in your being


                                 32  PROSPECTUS
treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Policy. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Policy will be successful.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no pending material legal proceedings to which the Separate Account is a party. Lincoln Benefit is engaged in routine lawsuits, which, in our management's judgment, are not of material importance to its respective total assets or material with respect to the Separate Account.


LEGAL MATTERS
--------------------------------------------------------------------------------

All matters of Nebraska law pertaining to the Policy, including the validity of the Policy and our right to issue the Policy under Nebraska law, have been passed upon by Michael J. Velotta, Senior Vice President, General Counsel, and Secretary of Lincoln Benefit.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2005, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the Statement of Additional Information.


                                 33  PROSPECTUS

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Please refer to this list for the meaning of the following terms:

ACCUMULATION UNIT - An accounting unit of measurement, which we use to calculate the value of a Sub-Account.

AGE - The Insured's age at his or her last birthday.

ATTAINED AGE - The Insured's age at the last Policy Anniversary.

BENEFICIARY(IES) - The person(s) named by you to receive the Death Benefit under the Policy. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Policy. You may change the Beneficiary or Contingent Beneficiary at any time, except irrevocable Beneficiaries may not be changed without their consent

DEATH BENEFIT - The amount payable to the Beneficiary under the Policy upon the death of the Insured, before payment of any unpaid Policy Debt or Policy Charges.

FACE AMOUNT - The initial amount of insurance under your Policy, adjusted for any changes in accordance with the terms of your Policy.

FIXED ACCOUNT - The portion of the Policy Value allocated to our general account.

GRACE PERIOD - A 61-day period during which the Policy remains in force so as to permit you to pay sufficient additional Premium to keep the Policy from lapsing.

INSURED - The person whose life is Insured under the Policy.

ISSUE DATE - The date on which the Policy is issued, which shall be used to determine Policy Anniversaries, Policy Years and Policy Months.

LOAN ACCOUNT - An account established for amounts transferred from the Sub-Accounts and the Fixed Account as security for outstanding Policy loans.

MATURITY DATE - In states where the Policy has a Maturity Date, it is the Policy Anniversary following the Insured's 100th birthday. In most states, the Policy does not have a Maturity Date.

MONTHLY AUTOMATIC PAYMENT - A method of paying a Premium each month automatically, for example by bank draft or salary deduction.

MONTHLY DEDUCTION - The amount deducted from Policy Value on each Monthly Deduction Day for the policy fee, mortality and expense risk charge, cost of insurance charge, and the cost of any benefit riders.

MONTHLY DEDUCTION DAY - The same day in each month as the Issue Date. If a month does not have that day, the deduction will be made as of the last day of the month. The day of the month on which Monthly Deductions are taken from your Policy Value.

NET DEATH BENEFIT - The Death Benefit, less any Policy Debt.

NET INVESTMENT FACTOR - The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET POLICY VALUE - The Policy Value, less any Policy Debt.

NET PREMIUM - The Premium less the Premium Tax Charge and the Premium Expense Charge.

NET SURRENDER VALUE - The Policy Value less any applicable surrender charges and less any unpaid Policy Debt. The Net Surrender Value must be positive for the Policy to remain in effect, unless the Safety Net Premium feature is in effect.

POLICY ANNIVERSARY - The same day and month as the Issue Date for each subsequent year the Policy remains in force.

POLICY DEBT - The sum of all unpaid Policy loans and accrued loan interest.

POLICY OWNER ("YOU" "YOUR") - The person(s) having the rights and privileges of ownership defined in the Policy. The Policy Owner may or may not be the same person as the Insured. If your Policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

POLICY VALUE - The sum of the values of your interests in the Sub-Accounts of the Separate Account, the Fixed Account and the Loan Account. The amount from which the Monthly Deductions are made and the Death Benefit is determined.

POLICY YEAR - Each twelve-month period beginning on the Issue Date and each Policy Anniversary.

PORTFOLIO(S) - The underlying funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM - Amounts paid to us as premium for the Policy by you or on your behalf.

QUALIFIED PLAN - A pension or profit-sharing plan established by a corporation, partnership, sole proprietor or other eligible organization that is qualified for favorable tax treatment under Section 401(a) or 403(b) of the Tax Code.

SAI - Statement of Additional Information, which is available upon request.


                                 34  PROSPECTUS

SAFETY NET PREMIUM - A feature under which we guarantee that, regardless of declines in your Policy Value, your Policy does not enter the Grace Period if your total Premiums paid since the Issue Date, less any partial withdrawals and outstanding Policy loans made by you, are at least as great as the monthly Safety Net Premium amount times the number of months since the Issue Date.

SEPARATE ACCOUNT - The Lincoln Benefit Life Variable Life Account, which is a segregated investment account of Lincoln Benefit.

SUB-ACCOUNT - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

SURRENDER VALUE - The Policy Value less any applicable surrender charges.

TAX CODE, CODE- The Internal Revenue Code of 1986, as amended.

VALUATION DATE - Each day the New York Stock Exchange is open for business. We do not determine Accumulation Unit Value on days on which the New York Stock Exchange is closed for trading.

VALUATION PERIOD - The period of time over which we determine the change in the value of the Sub-Accounts in order to price Accumulation Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

WE, US, OUR - Our company, Lincoln Benefit Life Company, sometimes referred to as "Lincoln Benefit."

YOU, YOUR - The person having the rights and privileges of ownership in the Policy.


                                 35  PROSPECTUS

WHERE YOU CAN FIND MORE INFORMATION
--------------------------------------------------------------------------------

You can call us at 1-800-865-5237 to ask us questions, request information about the Policy, and obtain copies of the Statement of Additional Information, personalized illustrations or other documents. You also can write to us at the address given on the first page of this Prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2006. The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this Prospectus. You can obtain a free copy of the SAI upon request, by writing us or calling at the number given above. You should read the Statement of Additional Information because you are bound by the terms contained in it.

We file reports and other information with the Securities and Exchange Commission. You may read and copy any document we file with the SEC, including the Statement of Information at the SEC's public reference room in Washington, DC 20549. Please call the SEC at 1-800-SEC-0330 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's web site at http:// www.sec.gov. Copies of any of the information filed with the SEC may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street NE, Room 1580, Washington, DC 20549-2001.

                          LINCOLN BENEFIT LIFE COMPANY

             THROUGH ITS LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                           1940 ACT FILE NO. 811-9154

                          1933 ACT FILE NO. 333-47717


                                 36  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION
                           CONSULTANT FLEXIBLE PREMIUM
                   VARIABLE UNIVERSAL LIFE INSURANCE POLICIES



            DATE OF STATEMENT OF ADDITIONAL INFORMATION: May 1, 2006


                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

                     DEPOSITOR: LINCOLN BENEFIT LIFE COMPANY


This Statement of Additional Information is not a prospectus. Please review the Prospectus, which contains information concerning the Policies described above. You may obtain a copy of the Prospectus without charge by calling us at 1-800-865-5237 or writing to us at the address immediately below. The defined terms used in this Statement of Additional Information are as defined in the Prospectus.


                          Lincoln Benefit Life Company
                                                  P.O. Box 80469
                          Lincoln, Nebraska 68501-0469





                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY..............................................
     Description of Lincoln Benefit Life Company.............................
     State Regulation of Lincoln Benefit.....................................
     Lincoln Benefit Life Variable Life Account..............................
EXPERTS......................................................................
ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY...............
     Replacement of Modified Endowment Contracts.............................
     Computation of Policy Value.............................................
     Transfers Authorized by Telephone.......................................
GENERAL POLICY PROVISIONS....................................................
     Statements to Policy Owners.............................................
     Limit on Right to Contest...............................................
     Suicide.................................................................
     Misstatement as to Age and Sex..........................................
ADDITIONAL INFORMATION ABOUT CHARGES.........................................
DISTRIBUTOR..................................................................
DISTRIBUTION OF THE POLICY...................................................

FINANCIAL STATEMENTS.........................................................

                         GENERAL INFORMATION AND HISTORY

     Description Of Lincoln Benefit Life Company. Lincoln Benefit Life Company is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506-4142. We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York.

     Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by the Allstate Corporation.

     Except as discussed below for variable contracts, under our reinsurance agreements with Allstate Life, substantially all contract related assets and liabilities are transferred to Allstate Life. Through these reinsurance agreements, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Allstate Life's commitments under the reinsurance agreements support our general account obligations and related assets are invested and managed by Allstate Life. Accordingly, except as discussed below for variable contracts, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not directly reflected in our financial statements. The amounts reflected in our financial statements directly relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreements. While the reinsurance agreements provide us with financial backing from Allstate Life, they do not create a direct contractual relationship between Allstate Life and you.

     Under Lincoln Benefit's reinsurance agreements with Allstate Life, Lincoln Benefit reinsures all reserve liabilities with Allstate Life except for those relating to variable contracts (including the Policies). Lincoln Benefit's variable contract assets and liabilities (other than those arising out of fixed interest benefits such as the Fixed Account) are held in legally-segregated unitized Separate Accounts and are retained by Lincoln Benefit. However, Lincoln Benefit's economic risks and returns related to such variable contracts are transferred to Allstate Life.

     State Regulation of Lincoln Benefit. We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

     Lincoln Benefit Life Variable Life Account. Lincoln Benefit Life Variable Life Account was originally established in 1990, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.


                                     EXPERTS

     The financial statements of Lincoln Benefit Life Company as of December 31, 2005 and 2004 and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph relating to a change in method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

     The financial statements of the sub-accounts comprising Lincoln Benefit Life Variable Life Account as of December 31, 2005 and for each of the periods in the two year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.




         ADDITIONAL INFORMATION CONCERNING THE OPERATION OF YOUR POLICY

     Replacement of Modified Endowment Contracts. If you replace a modified endowment contract issued by another insurer with a Policy, your Policy will also be deemed a modified endowment contract. Our ability to determine whether a replaced Policy issued by another insurer is a modified endowment contract is based solely on the sufficiency of the Policy data we receive from the other insurer. We do not consider ourselves liable to you if that data is insufficient to accurately determine whether the replaced Policy is a modified endowment contract. You should discuss this issue with your tax adviser if it pertains to your situation. Based on the information provided to us, we will notify you as to whether you can contribute more Premiums to your Policy without causing it to become a modified endowment contract.

     Computation of Policy Value. On each Valuation Date, the portion of your Policy Value in a particular Subaccount will equal:

     (1)  The total value of your Accumulation Units in the Subaccount; plus

     (2) Any Net Premium received from you and allocated to the Subaccount during the current Valuation Period; plus

     (3) Any Policy Value transferred to the Subaccount during the current Valuation Period; minus

     (4) Any Policy Value transferred from the Subaccount during the current Valuation Period; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge) from the Subaccount during the current Valuation Period; minus

     (6) The portion of any Monthly Deduction allocated to the Subaccount during the current Valuation Period for the Policy Month following the Monthly Deduction Day.

     On each Valuation Date, the portion of your Policy Value in the Fixed Account will equal:

     (1)  Any Net Premium allocated to it, plus

     (2)  Any Policy Value transferred to it from the Subaccounts; plus

     (3)  Interest credited to it; minus

     (4)  Any Policy Value transferred out of it; minus

     (5) Any amounts withdrawn by you (plus the applicable withdrawal charge); minus

     (6)  The portion of any Monthly Deduction allocated to the Fixed Account.

     All Policy Values equal or exceed those required by law. Detailed explanations of methods of calculation are on file with the appropriate regulatory authorities.

     Transfers Authorized by Telephone. You may make transfers by telephone. To give a third party authorization, you must first send us a completed authorization form.

     The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day that the NYSE and we are open for business, at that day's price.


                            GENERAL POLICY PROVISIONS

     Statements to Policy Owners. We will maintain all records relating to the Separate Account and the Subaccounts. Each year we will send you a report showing information concerning your Policy transactions in the past year and the current status of your Policy. The report will include information such as the Policy Value as of the end of the current and the prior year, the current Death Benefit, Surrender Value, Policy Debt, partial withdrawals, earnings, Premiums paid, and deductions made since the last annual report. We will also include any information required by state law or regulation. If you ask us, we will send you an additional report at any time. We may charge you up to $25 for this extra report. We will tell you the current charge before we send you the report.

     In addition, we will send you the reports required by the 1940 Act. We will mail you confirmation notices or other appropriate notices of Policy transactions quarterly or more frequently if required by law. You should therefore give us prompt written notice of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly with any questions.

     Limit on Right to Contest. We may not contest the insurance coverage under the Policy after the Policy has been in force for two years while the Insured is alive. If the Policy has lapsed and been reinstated, we may not contest the reinstatement after two years from the date of the reinstatement while the Insured is alive. We may not contest any increase in the Face Amount of the Policy after the increase has been in effect for two years while the Insured is alive.

     Suicide. If the Insured commits suicide while sane or kills him or herself while insane within two years of the Issue Date or within two years of any increase in the Face Amount, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay an amount equal to the Policy Value less any Policy Debt and the Policy will stop. If within two years of the effective date of any increase in the Face Amount the Insured commits suicide while sane or kills him or herself while insane, we will pay a Death Benefit for the increase equal to the total cost of insurance charges.

     Misstatement as to Age and Sex. If the age or sex of the Insured is incorrectly stated in the application, we will adjust the Death Benefit appropriately as specified in the Policy.


                      ADDITIONAL INFORMATION ABOUT CHARGES

     We do not assess a surrender charge on surrenders under Policies issued to employees of Allstate, or to their spouses or minor children if these individuals reside in the State of Nebraska.


                                   DISTRIBUTOR

     ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Policies. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

     Lincoln Benefit does not pay ALFS a commission for distribution of the Policies. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Policies, including liability arising out services we provide on the Policies.

                                            1999     2001     2002     2003    2004     2005
                                           -------- -------- -------- ------- -------- --------
                                           -------- -------- -------- ------- -------- --------
Commission paid to ALFS that were paid        0        0        0       0        0        0
to other broker-dealers and registered
representatives
Commission kept by ALFS                       0        0        0       0        0        0
Other fees paid to ALFS for distribution
services                                      0        0        0       0        0        0

     None of the commission shown in this table relates to the Policies because we began offering these Policies after the periods shown.


                           DISTRIBUTION OF THE POLICY

     Lincoln Benefit offers the Policies on a continuous basis. The Policies are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Registered representatives who sell the Policy will be paid a maximum sales commission of approximately 90% of all Premiums up to the first year Safety Net Premium plus 2.75% of any additional Premiums. Registered representatives also may be eligible for a trail commission of 0.25% of Policy Value on Policies that have been in force for at least five years. In addition, certain bonuses and managerial compensation may be paid. We pay all such commissions and incentives.

     Commissions payable to sales representatives for the sale of the Policy are calculated based on the total Premium payments. If you purchase a Primary Insured Rider, the commissions will vary depending on the allocation of your coverage between the base Policy and the Primary Insured Rider. The same initial Death Benefit will result in the highest commission when there is no Primary Insured Rider, with the commission declining as the portion of the Death Benefit coverage allocated to the Primary Insured Rider increases. Thus, the lowest commission amount is payable when the maximum Primary Insured Rider is purchased.


DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Policies. To contribute to the promotion and marketing of the Policies, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

..    Percentage  Payments  based upon  Policy  Value.  This type of payment is a percentage payment that is based upon the total Policy Value of all Policies that were sold through the firm.

..    Percentage  Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Policies sold through the firm.

..    Fixed payments.  These types of payments are made directly to the firm in a fixed sum without regard to the value of Policies sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not
     limited  to,  sponsorships,   conferences   (national,   regional  and  top
     producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by NASD rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

We are aware that the following firms received payment more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. Some payments may support the sale of all Lincoln Benefit products offered through the firm, which could include fixed life insurance as well as annuity products.

We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Policy.

-------------------------------------------------------
NAME OF FIRM:
-------------------------------------------------------
-------------------------------------------------------
Centaurus Financial, Inc.
-------------------------------------------------------
Associated Financial Group, LLC
-------------------------------------------------------
Associated Securities Corporation
-------------------------------------------------------
C F D Investments, Inc
-------------------------------------------------------
Cambridge Investment Research, Inc.
-------------------------------------------------------
First Financial Planners, Inc.
-------------------------------------------------------
First Tennessee Brokerage, Inc.
-------------------------------------------------------
Legacy Financial Solutions, Inc.
-------------------------------------------------------
National Planning Holdings
-------------------------------------------------------
Securities Service Network, Inc.
-------------------------------------------------------
SFA Insurance Services Inc
-------------------------------------------------------
Terra Securities Corporation
-------------------------------------------------------
Valmark Securities, Inc.
-------------------------------------------------------



                              FINANCIAL STATEMENTS

     The financial statements of the Sub-accounts comprising the Separate Account as of December 31, 2005, and for each of the periods in the two year period then ended, the financial statements of Lincoln Benefit as of December 31, 2005 and 2004, and for each of the three years in the period ended December 31, 2005, and the related financial statement schedules of Lincoln Benefit and the accompanying Reports of Independent Registered Public Accounting Firm appear in the pages that follow. The financial statements and schedules of Lincoln Benefit included herein should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Policies.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
LINCOLN BENEFIT LIFE COMPANY:

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2005 and 2004, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2005. Our audits also included the financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

                          LINCOLN BENEFIT LIFE COMPANY
                STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                     YEAR ENDED DECEMBER 31,
                                                                      ------------------------------------------------------
(IN THOUSANDS)                                                              2005                2004               2003
                                                                      ----------------    ---------------    ---------------
REVENUES
Net investment income                                               $         13,632    $        11,234    $        11,434
Realized capital gains and losses                                               (174)                 5                 73
                                                                      ----------------    ---------------    ---------------

INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE                              13,458             11,239             11,507
Income tax expense                                                             4,671              3,925              4,092
                                                                      ----------------    ---------------    ---------------

NET INCOME                                                                     8,787              7,314              7,415
                                                                      ----------------    ---------------    ---------------

OTHER COMPREHENSIVE LOSS, AFTER-TAX
Change in unrealized net capital gains and losses                             (4,772)            (1,786)            (3,557)
                                                                      ----------------    ---------------    ---------------

COMPREHENSIVE INCOME                                                $          4,015    $         5,528     $        3,858
                                                                      ================    ===============    ===============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION

(IN THOUSANDS, EXCEPT PAR VALUE DATA)                                                              DECEMBER 31,
                                                                                       -------------------------------------
                                                                                             2005                2004
                                                                                       -----------------    ----------------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $266,457 and $234,371)     $          267,545   $         242,799
   Short-term                                                                                     3,824              30,408
                                                                                       -----------------    ----------------
      Total investments                                                                         271,369             273,207

Cash                                                                                              8,349              10,532
Reinsurance recoverable from Allstate Life Insurance Company                                 18,350,983          17,083,056
Reinsurance recoverable from non-affiliates                                                   1,019,850             839,738
Receivable from affiliates, net                                                                  10,394              27,449
Current income taxes receivable                                                                       -                  38
Other assets                                                                                     96,059              83,853
Separate accounts                                                                             2,718,509           2,368,312
                                                                                       -----------------    ----------------
        TOTAL ASSETS                                                                 $       22,475,513   $      20,686,185
                                                                                       =================    ================

LIABILITIES
Contractholder funds                                                                 $       17,462,104   $      16,231,489
Reserve for life-contingent contract benefits                                                 1,892,194           1,671,729
Unearned premiums                                                                                26,992              23,362
Deferred income taxes                                                                               591               3,257
Current income taxes payable                                                                      4,769                   -
Other liabilities and accrued expenses                                                          101,103             122,800
Separate accounts                                                                             2,718,509           2,368,312
                                                                                       -----------------    ----------------
        TOTAL LIABILITIES                                                                    22,206,262          20,420,949
                                                                                       -----------------    ----------------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares authorized, 25 thousand shares
   issued and outstanding                                                                         2,500               2,500
Additional capital paid-in                                                                      180,000             180,000
Retained income                                                                                  86,044              77,257
Accumulated other comprehensive income:
   Unrealized net capital gains and losses                                                          707               5,479
                                                                                       -----------------    ----------------
        Total accumulated other comprehensive income                                                707               5,479
                                                                                       -----------------    ----------------
        TOTAL SHAREHOLDER'S EQUITY                                                              269,251             265,236
                                                                                       -----------------    ----------------
        TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                   $       22,475,513   $      20,686,185
                                                                                       =================    ================

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                                    YEAR ENDED DECEMBER 31,
                                                                      ----------------------------------------------------
(IN THOUSANDS)                                                             2005              2004               2003
                                                                      ---------------    --------------    ---------------
COMMON STOCK                                                        $         2,500    $        2,500    $         2,500
                                                                      ---------------    --------------    ---------------

ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                                  180,000           130,305            126,750
Capital contribution                                                              -            49,695              3,555
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                        180,000           180,000            130,305
                                                                      ---------------    --------------    ---------------

RETAINED INCOME
Balance, beginning of year                                                   77,257            69,943             62,528
Net income                                                                    8,787             7,314              7,415
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                         86,044            77,257             69,943
                                                                      ---------------    --------------    ---------------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                    5,479             7,265             10,822
Change in unrealized net capital gains and losses                            (4,772)           (1,786)            (3,557)
                                                                      ---------------    --------------    ---------------
Balance, end of year                                                            707             5,479              7,265
                                                                      ---------------    --------------    ---------------

TOTAL SHAREHOLDER'S EQUITY                                          $       269,251    $      265,236    $       210,013
                                                                      ===============    ==============    ===============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS

                                                                                         YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
(IN THOUSANDS)                                                                     2005             2004            2003
                                                                               ------------    -------------    ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                                   $      8,787    $       7,314    $      7,415
Adjustments to reconcile net income to net cash provided by operating activities:
          Amortization and other non-cash items                                       466              293               2
          Realized capital gains and losses                                           174               (5)            (73)
          Changes in:
             Reserve for life-contingent contract benefits and
              contractholder funds, net of reinsurance recoverables                 3,041          (11,474)         (1,358)
             Income taxes                                                           4,709            1,438             184
             Receivable/payable to affiliates, net                                 17,055          (50,781)        (89,833)
             Other operating assets and liabilities                               (22,674)          49,016         (10,111)
                                                                               ------------    -------------    ------------
                Net cash provided by (used in) operating activities                11,558           (4,199)        (93,774)
                                                                               ------------    -------------    ------------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
          Proceeds from sales                                                       5,066            1,007          19,930
          Investment collections                                                   22,557           15,667          32,686
          Investments purchases                                                   (67,948)         (45,793)        (67,729)
Change in short-term investments                                                   26,584          (29,301)          2,094
                                                                               ------------    -------------    ------------
                Net cash used in investing activities                             (13,741)         (58,420)        (13,019)
                                                                               ------------    -------------    ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution                                                                   -             49,695             -
                                                                               ------------    -------------    ------------
               Net cash provided by financing activities                               -             49,695             -
                                                                               ------------    -------------    ------------

NET DECREASE IN CASH                                                               (2,183)         (12,924)       (106,793)
CASH AT BEGINNING OF YEAR                                                          10,532           23,456         130,249
                                                                               ------------    -------------    ------------
CASH AT END OF YEAR                                                          $      8,349    $      10,532    $     23,456
                                                                               ============    =============    ============

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the 2005 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products to individual customers through several distribution channels. The principal products are deferred and immediate fixed annuities, variable annuities, interest sensitive-life and traditional life insurance, variable life insurance and accident and health insurance.

     The Company is authorized to sell life insurance, retirement and investment products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. For 2005, the top geographic locations for statutory premiums and annuity considerations for the Company were California, Florida, Texas and Pennsylvania. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements.

     The Company distributes its products through multiple intermediary distribution channels, including Allstate exclusive agencies, independent agencies, banks and broker-dealers. The Company sells products through independent agencies affiliated with master brokerage agencies. Although the Company currently benefits from agreements with financial services entities that market and distribute its products, change in control of these non-affiliated entities could negatively impact the Company's sales.

     The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures have considered proposals that, if enacted, could impose a greater tax burden on the Company or could have an adverse impact on the tax treatment of some insurance products offered by the Company, including favorable policyholder tax treatment currently applicable to life insurance and annuities. Legislation that reduced the federal income tax rates applicable to certain dividends and capital gains realized by individuals, or other proposals, if adopted, that reduce the taxation, or permit the establishment, of certain products or investments that may compete with life insurance or annuities could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws have negatively affected the demand for the types of life insurance used in estate planning.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

     Fixed income securities include bonds, mortgage-backed, commercial mortgage-backed and asset-backed securities. Fixed income securities may be sold prior to their contractual maturity ("available for sale") and are carried at fair value. The fair value of publicly traded fixed income securities is based upon independent market quotations. The difference between amortized cost and fair value, net of deferred income taxes, are reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales. Cash received from maturities and pay-downs is reflected as a component of investment collections.

     Short-term investments are carried at cost or amortized cost, which approximates fair value.

     Investment income consists of interest and is recognized on an accrual basis. Interest income on mortgage-backed, commercial mortgage-backed and asset-backed securities is determined using the effective yield method, considering estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

     Realized capital gains and losses include gains and losses on investment dispositions, and write-downs in value due to other than temporary declines in fair value. Dispositions include sales, losses recognized in anticipation of dispositions and other transactions such as calls and prepayments. Realized capital gains and losses on investment dispositions are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities when the decline in fair value is deemed other than temporary (see Note 4).

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 7). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to such revenue such that profits are recognized over the lives of the contracts.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and any amounts assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and early surrender. These revenues are recognized when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Consideration received for such contracts are reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance. Certain variable annuity contracts include embedded derivatives that are separated from the host instrument and accounted for as derivative

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

financial instruments ("subject to bifurcation"). The change in the fair value of derivatives embedded in liabilities and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds and is ceded to ALIC under the reinsurance agreements.

     Interest credited to contractholder funds represents interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates.

     Separate account products include variable annuities and variable life insurance contracts. The assets supporting these products are legally segregated and available only to settle separate account contract obligations. Deposits received are reported as separate accounts liabilities. Contract charges for these products consist of fees assessed against the contractholder account values for contract maintenance, administration, mortality, expense and early surrender. Contract benefits incurred include guaranteed minimum death, income, withdrawal and accumulation benefits incurred on variable annuity and life insurance contracts.

REINSURANCE

     The Company has reinsurance agreements whereby the Company cedes the mortality risk on certain life policies, depending upon the issue year and product, to a pool of twelve non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage. The remaining amounts are ceded to ALIC.

     Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. The Company continues to have primary liability as the direct insurer for the risks reinsured.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities and differences in tax bases of investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets would be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

     The reserve for life-contingent contract benefits, which relates to traditional life, immediate annuities with life contingencies and accident and health insurance, is computed on the basis of long-term actuarial assumptions as to future investment yields, mortality, morbidity, policy terminations and expenses (see Note 6). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products, such as interest-sensitive life, fixed annuities, and variable annuity and life deposits allocated to fixed accounts. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (See Note 6). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SEPARATE ACCOUNTS

     The Company issues variable annuities and variable life insurance contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the separate accounts. The assets of the separate accounts are carried at fair value. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Revenues to the Company from the separate accounts consist of contract charges for maintenance, administration, cost of insurance and surrender of the contract prior to the contractually specified dates and are ceded to ALIC. Deposits to the separate accounts are not included in cash flows.

     Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

LIABILITIES FOR VARIABLE CONTRACT GUARANTEES

     The Company offers various guarantees to variable annuity contractholders including a return of no less than (a) total deposits made on the contract less any customer withdrawals, (b) total deposits made on the contract less any customer withdrawals plus a minimum return or (c) the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (death benefits), upon annuitization (income benefits), upon periodic withdrawal (withdrawal benefits), or at specified dates during the accumulation period (accumulation benefits). Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds in the Statements of Financial Position (See Note 6).

     Pursuant to the adoption of Statement of Position ("SOP") 03-1 in 2004, the liability for death and income benefit guarantees is established equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future separate account fund performance, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the current guaranteed minimum death benefit payments in excess of the current account balance. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the current account balance.

     Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

     Guarantees related to withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

ADOPTED ACCOUNTING STANDARDS

SOP 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN
  NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP
  03-1")

     On January 1, 2004, the Company adopted SOP 03-1. The major provisions of the SOP affecting the Company require:

     - Establishment of reserves primarily related to death benefit and income benefit guarantees provided under variable annuity contracts, all of which are ceded to ALIC;

     - Deferral of sales inducements that meet certain criteria, and amortization using the same method used for deferred policy acquisition costs ("DAC"), all of which are ceded to ALIC.

     The cumulative effect of the change in accounting principle from implementing SOP 03-1 was a loss of $26.9 million, after-tax ($41.4 million, pre-tax) that was ceded to ALIC under the terms of the reinsurance agreements. It was comprised of an increase in contractholder funds of $30 million, pre-tax, and reserves for life-contingent contract benefits of $11.4 million, pre-tax.

AMERICAN INSTITUTE OF CERTIFIED PUBLIC ACCOUNTANTS ("AICPA") TECHNICAL PRACTICE
 AID ("TPA") RE.

 SOP 03-1

     In September 2004, the staff of the AICPA, aided by industry experts, issued a set of technical questions and answers on financial accounting and reporting issues related to SOP 03-1 that will be included in the AICPA's TPAs. The TPA addresses a number of issues related to SOP 03-1 including when it is necessary to establish a liability in addition to the account balance for certain contracts such as single premium and universal life that meet the definition of an insurance contract and have amounts assessed against the contractholder in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function. The impact of adopting the provisions of the TPA was not material to the Company's Statements of Operations and Comprehensive Income or Financial Position.

PENDING ACCOUNTING STANDARDS

FINANCIAL ACCOUNTING STANDARDS BOARD STAFF POSITION NO. FAS 115-1, "THE MEANING
  OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS" ("FSP FAS 115-1")

     In November 2005, the Financial Accounting Standards Board ("FASB") issued FSP FAS 115-1, which nullifies the guidance in paragraphs 10-18 of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" and references existing other than temporary impairment guidance. FSP FAS 115-1 clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell the security has not been made, and also provides guidance on the subsequent accounting for an impaired debt security. FSP FAS 115-1 is effective for reporting periods beginning after December 15, 2005. The adoption of FSP FAS 115-1 may have a material impact on the Company's Statements of Operations and Comprehensive Income but is not expected to have a material impact on the Company's Statements of Financial Position as fluctuations in fair value are already recorded in accumulated other comprehensive income.

STATEMENT OF POSITION 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED
  ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS ("SOP 05-1")

     In October 2005, the AICPA issued SOP 05-1. SOP 05-1 provides accounting guidance for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. Internal replacement contracts are those that are substantially changed from the replaced contract and are accounted for as an extinguishment

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

of the replaced contract. Nonintegrated contract features are accounted for as separately issued contracts. Modifications resulting from the election of a feature or coverage within a contract or from an integrated contract feature generally do not result in an internal replacement contract subject to SOP 05-1 provided certain conditions are met. The provisions of SOP 05-1 are effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company's accounting policy for internal replacements is generally consistent with the accounting guidance prescribed in SOP 05-1. Any impact resulting from the adoption of SOP 05-1 on the Company's results of operations will be ceded to ALIC under the terms of the reinsurance agreements.

STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 154, ACCOUNTING CHANGES AND
  ERROR CORRECTIONS ("SFAS NO. 154")

     In May 2005, the FASB issued SFAS No. 154, which replaces Accounting Principles Board ("APB") Opinion No. 20, Accounting Changes, and FASB Statement No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS No. 154 requires retrospective application to prior periods' financial statements for changes in accounting principle, unless determination of either the period specific effects or the cumulative effect of the change is impracticable or otherwise promulgated. SFAS No. 154 is effective for fiscal years beginning after December 15, 2005. SFAS No. 154, upon adoption, is not expected to have a material effect on the results of operations or financial position of the Company.

3.  RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services provided by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $158.7 million, $161.4 million and $112.6 million in 2005, 2004 and 2003, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER/DEALER SERVICES

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker/dealer affiliate of the Company, whereby ADLLC promotes and markets the fixed and variable annuities sold by the Company to unaffiliated financial services firms. In addition, ADLLC acts as the underwriter of variable annuities sold by the Company. In return for these services, the Company recorded commission expense of $659 thousand, $447 thousand and $138 thousand for the years ended December 31, 2005, 2004 and 2003, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives underwriting and distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker/dealer company, for certain variable annuity and variable life insurance contracts sold by Allstate exclusive agencies. The Company recorded commission expense for these services of $44.6 million, $41.7 million and $35.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, that were ceded to ALIC under the terms of the reinsurance agreements.

REINSURANCE

     The following table summarizes amounts that were ceded to ALIC under the reinsurance agreements:

                                                                                 YEAR ENDED DECEMBER 31,
                                                                       ---------------------------------------------
(IN THOUSANDS)                                                            2005             2004            2003
                                                                       -----------      -----------     ------------
Premiums and contract charges                                      $      461,496  $       405,748  $       546,741
Interest credited to contractholder funds, contract benefits and
     certain expenses                                                   1,483,707        1,354,508        1,272,290

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

STRUCTURED SETTLEMENT OBLIGATIONS

     The Company received premiums of $301 thousand and $3.2 million from AIC in 2004 and 2003, respectively, to assume certain structured settlement obligations at prices determined based upon interest rates in effect at the time of purchase. The Company subsequently ceded these premiums to ALIC under the terms of its reinsurance agreements. The Company did not receive any structured settlement premiums from AIC in 2005.

CAPITAL CONTRIBUTION

     During the fourth quarter of 2004, ALIC made a cash capital contribution of $49.7 million. This transaction was reflected in additional capital paid-in on the Statements of Financial Position.

     During the third quarter of 2003, ALIC authorized the forgiveness of $3.6 million of inter-company debt that the Company owed to ALIC. This transaction was recognized as a non-cash capital contribution and reflected in additional capital paid-in on the Statements of Financial Position.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT

     The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding under the intercompany loan agreement to all its eligible subsidiaries at any given point in time is limited to $1.00 billion. The Company had no amounts outstanding under the agreement at December 31, 2005 and 2004. The Corporation uses commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                                     GROSS UNREALIZED
(IN THOUSANDS)                                AMORTIZED        --------------------------------           FAIR
                                                 COST              GAINS             LOSSES               VALUE
                                             -------------     --------------     --------------     --------------
AT DECEMBER 31, 2005
U.S. government and agencies             $         99,197  $           3,333  $         (1,139)  $         101,391
Corporate                                          91,424              1,133            (1,746)             90,811
Municipal                                             503                 41                  -                544
Mortgage-backed securities                         32,362                209              (606)             31,965
Commercial mortgage-backed securities              27,851                 69              (704)             27,216
Asset-backed securities                            15,120                546               (48)             15,618
                                             -------------     --------------     --------------     --------------
     Total fixed income securities       $        266,457  $           5,331  $         (4,243)  $         267,545
                                             =============     ==============     ==============     ==============

AT DECEMBER 31, 2004
U.S. government and agencies             $         81,655  $           4,793  $           (291)  $          86,157
Corporate                                          81,711              2,871              (725)             83,857
Municipal                                             502                 62                  -                564
Mortgage-backed securities                         28,942                587               (27)             29,502
Commercial mortgage-backed securities              26,391                398              (262)             26,527
Asset-backed securities                            15,170              1,049               (27)             16,192
                                             -------------     --------------     --------------     --------------
     Total fixed income securities       $        234,371  $           9,760    $       (1,332)    $       242,799
                                             =============     ==============     ==============     ==============

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows at December 31, 2005:

                                                                               AMORTIZED                  FAIR
(IN THOUSANDS)                                                                   COST                    VALUE
                                                                           ------------------      -------------------
Due in one year or less                                               $               11,681   $               11,764
Due after one year through five years                                                 84,087                   84,444
Due after five years through ten years                                                87,597                   86,105
Due after ten years                                                                   35,610                   37,649
                                                                           ------------------      -------------------
                                                                                     218,975                  219,962
Mortgage and asset-backed securities                                                  47,482                   47,583
                                                                           ------------------      -------------------
     Total                                                            $              266,457   $              267,545
                                                                           ==================      ===================

     Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on mortgage and asset-backed securities, they are not categorized by contractual maturity. The commercial mortgage-backed securities are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net investment income for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2005               2004               2003
                                                                    --------------     --------------     --------------
Fixed income securities                                         $          13,190   $         11,297   $         11,324
Short-term investments                                                        689                185                384
                                                                    --------------     --------------     --------------
     Investment income, before expense                                     13,879             11,482             11,708
     Investment expense                                                       247                248                274
                                                                    --------------     --------------     --------------
     Net investment income                                      $          13,632   $         11,234   $         11,434
                                                                    ==============     ==============     ==============

REALIZED CAPITAL GAINS AND LOSSES, AFTER-TAX

     Realized capital gains and losses by security type for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Fixed income securities                                          $         (174)  $            5   $            73
Income tax benefit (expense)                                                 60               (2)              (26)
                                                                    -------------     ------------     -------------
Realized capital gains and losses, after-tax                     $         (114)  $            3   $            47
                                                                    =============     ============     =============

     Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Dispositions                                                     $         (174)  $            5   $            73
                                                                    -------------     ------------     -------------
     Realized capital gains and losses                                     (174)               5                73
     Income tax benefit (expense)                                            60               (2)              (26)
                                                                    -------------     ------------     -------------
     Realized capital gains and losses, after-tax                $         (114)  $            3   $            47
                                                                    =============     ============     =============

     Gross gains of $5 thousand and $289 thousand were realized on fixed income securities during 2004 and 2003, respectively. Gross losses of $174 thousand and $216 thousand were realized on sales of fixed income securities during 2005 and 2003, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses on fixed income securities included in accumulated other comprehensive income at December 31 are as follows:

                                                               GROSS UNREALIZED
(IN THOUSANDS)                                   FAIR       -----------------------    UNREALIZED
AT DECEMBER 31, 2005                            VALUE         GAINS       LOSSES       NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                    $     267,545  $     5,331  $   (4,243)  $       1,088
Deferred income taxes                                                                        (381)
                                                                                      -------------
Unrealized net capital gains and losses                                             $         707
                                                                                      =============

                                                               GROSS UNREALIZED
(IN THOUSANDS)                                   FAIR       -----------------------    UNREALIZED
AT DECEMBER 31, 2004                            VALUE         GAINS       LOSSES       NET GAINS
                                              -----------   ----------   ----------   -------------
Fixed income securities                    $     242,799  $     9,760  $   (1,332)  $       8,428
Deferred income taxes                                                                      (2,949)
                                                                                      -------------
Unrealized net capital gains and losses                                             $       5,479
                                                                                      =============

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

(IN THOUSANDS)                                                          2005             2004              2003
                                                                    -------------     ------------     -------------
Fixed income securities                                           $      (7,340)   $      (2,748)   $       (5,473)
Deferred income taxes                                                     2,568              962             1,916
                                                                    -------------     ------------     -------------
Decrease in unrealized net capital gains and losses               $      (4,772)   $      (1,786)   $       (3,557)
                                                                    =============     ============     =============

PORTFOLIO MONITORING

     Inherent in the Company's evaluation of a particular security are assumptions and estimates about the operations of the issuer and its future earnings potential. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the recoverability of principal and interest;
3) the duration and extent to which the fair value has been less than amortized cost; 4) the financial condition, near-term and long-term prospects of the issuer, including relevant industry conditions and trends, and implications of rating agency actions and offering prices; and 5) the specific reasons that a security is in a significant unrealized loss position, including market conditions which could affect access to liquidity.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                LESS THAN 12 MONTHS                     12 MONTHS OR MORE
                                    --------------------------------------   --------------------------------------       TOTAL
($ IN THOUSANDS)                     NUMBER OF       FAIR       UNREALIZED    NUMBER OF       FAIR       UNREALIZED    UNREALIZED
AT DECEMBER 31, 2005                   ISSUES        VALUE        LOSSES       ISSUES         VALUE        LOSSES        LOSSES
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
Fixed income securities
   U.S. Government and
   agencies                                  9   $   46,404    $     (625)            3   $   11,682    $     (514)   $   (1,139)
   Corporate                                18       46,255        (1,059)            8       10,301          (687)       (1,746)
   Mortgage-backed securities                7       24,100          (507)            3        2,970           (99)         (606)
   Commercial mortgage-backed
   securities                                8       16,503          (296)            2        5,669          (408)         (704)
   Asset-backed securities                   -            -             -             1          961           (48)          (48)
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total                                    42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

Investment grade fixed
income securities                           42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
Below investment grade
fixed income securities                      -            -             -             -            -             -             -
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total fixed income
   securities                               42   $  133,262    $   (2,487)           17   $   31,583    $   (1,756)   $   (4,243)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

AT DECEMBER 31, 2004
Fixed income securities
   U.S. government and agencies              5   $   17,511    $     (171)            1   $    4,034    $     (120)   $     (291)
   Corporate                                 6       15,344           (77)            8       11,567          (648)         (725)
   Mortgage-backed securities                4        3,693           (27)            -            -             -           (27)
   Commercial mortgage-backed
   securities                                1        2,925           (89)            1        2,898          (173)         (262)
   Asset-backed securities                   1          984           (27)            -            -             -           (27)
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total                                    17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========
Investment grade fixed
income securities                           17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
Below investment grade
fixed income securities                      -            -             -             -            -             -             -
                                    -----------   ----------    ----------   -----------   ----------    ----------    ----------
   Total fixed income securities            17   $   40,457    $     (391)           10   $   18,499    $     (941)   $   (1,332)
                                    ===========   ==========    ==========   ===========   ==========    ==========    ==========

     At December 31, 2005, the Company had unrealized losses of $4.2 million which related to 59 holdings of fixed income securities with a fair value of $164.8 million. All unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $2.5 million were in an unrealized loss position for a period less than twelve months and $1.8 million were in an unrealized loss position for a period of twelve months or more. Additionally, all unrealized losses were rated investment grade. Investment grade is defined as a security having a rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"), Fitch or Dominion; or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to rising interest rates or changes in credit spreads since the securities were acquired.

     At December 31, 2004, the Company had unrealized losses of $1.3 million which related to 27 holdings of fixed income securities with a fair value of $59.0 million. All unrealized losses related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities did not pose a high risk of being other than temporarily impaired. Unrealized losses totaling $391 thousand were in an unrealized loss position for a period less than twelve months and $941 thousand were in an unrealized loss position for a period of twelve months or more. Additionally, all unrealized losses were rated investment grade.

     As of December 31, 2005, the Company had the intent and ability to hold the fixed income securities with unrealized losses for a period of time sufficient for them to recover in value.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OTHER INVESTMENT INFORMATION

     At December 31, 2005, fixed income securities and short-term investments with a carrying value of $9.8 million were on deposit with regulatory authorities as required by law.

5.  Financial Instruments

     In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since reinsurance recoverables, net, reserve for life-contingent contract benefits and deferred income taxes are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS

(IN THOUSANDS)                                          DECEMBER 31, 2005                   DECEMBER 31, 2004
                                                  -------------------------------     ------------------------------
                                                    CARRYING            FAIR            CARRYING           FAIR
                                                     VALUE             VALUE             VALUE            VALUE
                                                  -------------     -------------     -------------    -------------
Fixed income securities                         $      267,545    $      267,545    $      242,799   $      242,799
Short-term investments                                   3,824             3,824            30,408           30,408
Separate accounts                                    2,718,509         2,718,509         2,368,312        2,368,312

     Fair values of publicly traded fixed income securities are based upon quoted market prices or dealer quotes. Short-term investments are highly liquid investments with maturities of one year or less whose carrying values are deemed to approximate fair value. Separate accounts assets are carried in the Statements of Financial Position at fair value based on quoted market prices.

FINANCIAL LIABILITIES

(IN THOUSANDS)                                             DECEMBER 31, 2005                  DECEMBER 31, 2004
                                                     -------------------------------    -------------------------------
                                                        CARRYING            FAIR           CARRYING           FAIR
                                                         VALUE             VALUE            VALUE             VALUE
                                                     -------------     -------------    -------------    --------------
Contractholder funds on investment contracts       $   14,931,738    $   14,122,657   $   13,778,428   $    13,132,656
Separate accounts                                       2,718,509         2,718,509        2,368,312         2,368,312

     Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts are not considered financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities are valued at the account balance less surrender charges. Immediate annuities without life contingencies are valued at the present value of future benefits using current interest rates. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed annuity contracts' fair value approximates carrying value since the embedded equity options are carried at fair value in the financial statements. Separate accounts liabilities are carried at the fair value of the underlying assets.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments include embedded derivative financial instruments. Derivatives that are embedded in certain variable annuity contracts and equity-indexed annuity contracts are required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation"). Embedded derivative financial instruments are accounted for on a fair value basis. Embedded derivative financial instruments subject to bifurcation are reflected as a component of contractholder funds in the Statements of Financial Position. Changes in the fair value of embedded derivative financial instruments are ceded to ALIC. Reinsurance agreements that cede the value of embedded derivative financial instruments are reflected as a component of reinsurance recoverables in the Statements of Financial Position.

     The following table summarizes the notional amount, fair value and carrying value of the Company's embedded derivative financial instruments:

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2005

Equity-indexed and forward starting
  options in life and annuity product
  contracts                              $   2,356,357     $   (105,754)    $          -     $      (105,754)

Guaranteed accumulation benefits               242,234              288                -                 288

Guaranteed withdrawal benefits                  26,390              (14)               -                 (14)

Other embedded derivative financial
  instruments                                    3,775               (5)               -                  (5)

                                                                               CARRYING          CARRYING
                                            NOTIONAL            FAIR            VALUE             VALUE
(IN THOUSANDS)                               AMOUNT            VALUE            ASSETS         (LIABILITIES)
                                          ------------      ------------     ------------     ---------------
AT DECEMBER 31, 2004

Equity-indexed and forward starting
  options in life and annuity product
  contracts                              $   1,712,610     $    (92,788)    $          -     $       (92,788)

Guaranteed accumulation benefits               104,732               77                -                  77

Other embedded derivative financial
  instruments                                    3,636               (7)               -                  (7)

     The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements, and are not representative of the potential for gain or loss on these agreements.

     Fair value, which is equal to the carrying value, is based on widely accepted pricing and valuation models, which use independent third party data as inputs.

     Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments that the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments at December 31, 2005 or 2004.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

     At December 31, the reserve for life-contingent contract benefits consists of the following:

(IN THOUSANDS)                                                  2005                  2004
                                                           ----------------     ----------------
Immediate annuities                                      $         723,691    $         715,732
Traditional life                                                   821,341              712,618
Other                                                              347,162              243,379
                                                           ----------------      ----------------
  Total reserve for life-contingent contract benefits    $       1,892,194    $       1,671,729
                                                           ================      ================

    The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

             PRODUCT                          MORTALITY                   INTEREST RATE               ESTIMATION METHOD
-----------------------------------   ---------------------------   --------------------------    --------------------------
Immediate annuities                   1983 individual annuity       Interest rate                 Present value of
                                      mortality table               assumptions range from        expected future benefits
                                      1983-a annuity mortality      3.0% - 8.8%                   based on historical
                                      table                                                       experience
                                      Annuity 2000 mortality
                                      table
Traditional life                      Actual company experience     Interest rate                 Net level premium
                                      plus loading                  assumptions range from        reserve method using the
                                                                    4.0% - 8.0%                   Company's withdrawal
                                                                                                  experience rates
Other:
   Variable annuity                   90% of 1994 group annuity     7%                            Projected benefit ratio
   guaranteed minimum death           mortality table with                                        applied to cumulative
   benefits                           internal modifications                                      assessments

                                      Actual company experience                                   Unearned premium;
   Accident & health                  plus loading                                                additional contract
                                                                                                  reserves for traditional
                                                                                                  life

     At December 31, contractholder funds consists of the following:

(IN THOUSANDS)                                           2005                2004
                                                    ----------------    ----------------
Interest-sensitive life                           $       2,516,464   $       2,441,324
Investment contracts:
     Immediate annuities                                    459,893             407,907
     Fixed annuities                                     14,435,800          13,346,872
     Other                                                   49,947              35,386
                                                    ----------------    ----------------
     Total contractholder funds                   $      17,462,104   $      16,231,489
                                                    ================    ================

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The following table highlights the key contract provisions relating to contractholder funds:

                  PRODUCT                             INTEREST RATE               WITHDRAWAL/SURRENDER CHARGES
--------------------------------------------   ----------------------------    -----------------------------------
Interest-sensitive life                        Interest rates credited         Either a percentage of account
                                               range from 3.5% - 6.0%          balance or dollar amount grading
                                                                               off generally over 20 years

Immediate and fixed annuities                  Interest rates credited         Either a declining or a level
                                               range from 2.6% to 8.8%         percentage charge generally over
                                               for immediate annuities         nine years or less. Additionally,
                                               and 0% - 12.0% for fixed        approximately 42.3% of fixed
                                               annuities (which include        annuities are subject to market
                                               equity-indexed annuities        value adjustment for
                                               whose returns are indexed       discretionary withdrawals.
                                               to the S&P 500)
Other:
   Variable guaranteed minimum income          Interest rates used in          Withdrawal and surrender charges
   and secondary guarantees on                 establishing reserves           are based on the terms of the
   interest-sensitive life and fixed           range from 1.75% to 10.3%       related interest-sensitive life
   annuities                                                                   or fixed annuity contract.

     Contractholder funds activity for the years ended December 31 is as follows:

(IN THOUSANDS)                                           2005                2004
                                                    ----------------    ----------------
Balance, beginning of year                       $      16,231,489    $     13,802,815
Impact of adoption of SOP 03-1(1)                                -             135,665
Deposits                                                 2,822,820           2,992,683
Interest credited                                          779,071             747,512
Benefits                                                  (373,164)           (266,718)
Surrenders and partial withdrawals                      (1,735,777)           (916,028)
Net transfers to separate accounts                         (70,542)            (76,316)
Contract charges                                          (206,363)           (168,083)
Other adjustments                                           14,570             (20,041)
                                                    ----------------    ----------------
Balance, end of year                             $      17,462,104    $     16,231,489
                                                    ================    ================

(1) The increase in contractholder funds due to the adoption of SOP 03-1 reflects the establishment of reserves for certain liabilities that are primarily related to income benefit guarantees provided under variable annuity contracts and secondary guarantees on interest-sensitive life and certain fixed annuity contracts. These reserves were ceded to ALIC under the terms of the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                                         DECEMBER 31,
   ($ IN MILLIONS)                                                                  2005            2004
                                                                               --------------   -------------
   IN THE EVENT OF DEATH
     Separate account value                                                   $       2,084.2  $      1,824.6
     Net amount at risk (1)                                                   $         148.1  $        176.7
     Average attained age of contractholders                                      59.54 years     59.90 years

   AT ANNUITIZATION
     Separate account value                                                   $         372.3  $        391.2
     Net amount at risk (2)                                                   $           0.7  $          0.6
     Weighted average waiting period until annuitization options available         3.64 years      4.06 years

   FOR CUMULATIVE PERIODIC WITHDRAWALS
     Separate account value                                                   $          23.2  $            -
     Net amount at risk (3)                                                   $             -  $            -

   ACCUMULATION AT SPECIFIED DATES
     Separate account value                                                   $         229.6  $         95.4
     Net amount at risk (4)                                                   $             -  $            -
     Weighted average waiting period until guarantee date                         13.37 years     13.37 years

   (1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.
   (2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
   (3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance at the balance sheet date.
   (4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2005, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits, accumulation and withdrawal benefits were $21 million, $36 million, $(288) thousand and $14 thousand, respectively. As of December 31, 2004, reserves for variable annuity contracts and secondary guarantee liabilities related to death benefits, income benefits and accumulation benefits were $19 million, $25 million and $(77) thousand, respectively.

7.  REINSURANCE

     The Company has entered into reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and certain expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies with a pool of twelve non-affiliated reinsurers. The Company continues to have primary liability as the direct insurer for risks reinsured.

     Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. At December 31, 2005, 94.7% of the total reinsurance recoverables were related to ALIC and 5.3% were related to non-affiliated reinsurers. Substantially all of the non-affiliated reinsurance recoverables are due from companies rated A- or better by S&P.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

(IN THOUSANDS)                                                         2005              2004              2003
                                                                   -------------     -------------     -------------
PREMIUMS AND CONTRACT CHARGES
Direct                                                           $    840,691      $    742,557      $    870,257
Assumed                                                                 6,572             3,785                 2
Ceded:
   Affiliate                                                         (461,496)         (405,748)         (546,741)
   Non-affiliate                                                     (385,767)         (340,594)         (323,518)
                                                                   -------------     -------------     -------------
Premiums and contract charges, net of reinsurance                $          -      $          -      $          -
                                                                   =============     =============     =============

     The effects of reinsurance on interest credited to contractholder funds, contract benefits and certain expenses for the years ended December 31 are as follows:

(IN THOUSANDS)                                                       2005                2004                2003
                                                                ----------------     --------------     ---------------
INTEREST CREDITED TO CONTRACTHOLDER FUNDS, CONTRACT
   BENEFITS AND CERTAIN EXPENSES
Direct                                                        $      1,959,229     $    1,735,510     $     1,602,127
Assumed                                                                  7,658              4,972                 202
Ceded:
   Affiliate                                                        (1,483,707)        (1,354,508)         (1,272,290)
   Non-affiliate                                                      (483,180)          (385,974)           (330,039)
                                                                ----------------     --------------     ---------------
Interest credited to contractholder funds, contract
   benefits and certain expenses, net of reinsurance          $              -     $            -     $             -
                                                                ================     ==============     ===============

8.  COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES

LEASES

     The Company leases certain office facilities and computer equipment. Total rent expense for all leases was $469 thousand, $681 thousand and $879 thousand in 2005, 2004 and 2003, respectively, and was ceded to ALIC under the terms of the reinsurance agreements.

     Minimum rental commitments under operating leases with an initial or remaining term of more than one year as of December 31, 2005 are as follows:

(IN THOUSANDS)                             OPERATING
                                            LEASES
                                         --------------
2006                                   $        51,196
2007                                            48,810
2008                                             3,936
2009                                                 -
2010                                                 -
Thereafter                                           -
                                         --------------
                                       $       103,942
                                         ==============

GUARANTEES

The Company has issued universal life insurance contracts to third parties who finance the premium payments on the universal life insurance contracts through a commercial paper program. The Company has issued a repayment guarantee on the outstanding commercial paper balance that is fully collateralized by the cash surrender value of the universal life insurance contracts. At December 31, 2005, the amount due under the commercial paper program is $57 million and the cash surrender value of the policies is $58 million. The repayment guarantee expires April 30, 2006. These contracts are ceded to ALIC under the terms of the reinsurance agreements.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     In the normal course of business, the Company provides standard indemnifications to counterparties in contracts in connection with numerous transactions, including acquisitions and divestures. The types of indemnifications typically provided include indemnifications for breach of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees, ceded to ALIC, was not material as of December 31, 2005.

REGULATION

    The Company is subject to changing social, economic and regulatory conditions. From time to time regulatory authorities seek to impose additional regulations regarding agent and broker compensation and otherwise expand overall regulation of insurance products and the insurance industry. The ultimate changes and eventual effects of these initiatives on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES

BACKGROUND

    The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" sub-section below, please note the following:

     - These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including but not limited to, the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation or otherwise and, in some cases, the timing of their resolutions relative to other similar matters involving other companies; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

     - In the lawsuits, plaintiffs seek a variety of remedies including equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought include punitive damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. In our experience, when specific monetary demands are made in pleadings, they bear little relation to the ultimate loss, if any, to the Company.

     - In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

     - For the reasons specified above, it is not possible at this time to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an on-going basis and follows the provisions of SFAS No. 5, "Accounting for Contingencies" when making accrual and disclosure decisions.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

          When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

     - Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved and may be material to the Company's operating results or cash flows for a particular quarter or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below as they are resolved over time is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

     AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters include a lawsuit filed in December 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws, a class action filed in August 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act, breach of contract and ERISA violations, and a lawsuit filed in October 2004 by the EEOC alleging age discrimination with respect to a policy limiting the rehire of agents affected by the agency program reorganization. AIC is also defending a certified class action filed by former employee agents who terminated their employment prior to the agency program reorganization. These plaintiffs have asserted breach of contract and ERISA claims and are seeking actual damages including benefits under Allstate employee benefit plans and payments provided in connection with the reorganization, as well as punitive damages. In late March 2004, in the first EEOC lawsuit and class action lawsuit, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also "concluded that, on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs have asked the court to clarify and/or reconsider its memorandum and order. The case otherwise remains pending. A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in April 2005. In these matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization. In addition, AIC has been defending certain matters relating to its life agency program reorganization announced in 2000. These matters have been the subject of an investigation by the EEOC with respect to allegations of age discrimination and retaliation and conciliation discussions between AIC and the EEOC. The outcome of these disputes is currently uncertain.

OTHER MATTERS

     The Corporation and some of its subsidiaries, including the Company, have received interrogatories and demands for information from regulatory and enforcement authorities relating to various insurance products and practices. The areas of inquiry include variable annuity market timing and late trading. The Corporation and some of its subsidiaries, including the Company, have also received interrogatories and

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

demands for information from authorities seeking information relevant to on-going investigations into the possible violation of antitrust or insurance laws by unnamed parties and, in particular, seeking information as to whether any person engaged in activities for the purpose of price fixing, market allocation, or bid rigging. The Company believes that these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various authorities into the practices, policies and procedures relating to insurance and financial services products. The Corporation and its subsidiaries have responded and will continue to respond to these inquiries.

     Various other legal and regulatory actions are currently pending that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection in excess of amounts currently reserved, as they are resolved over time is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

9. INCOME TAXES

     The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 2002 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

     The components of the deferred income tax liabilities at December 31 are as follows:



(IN THOUSANDS)                                          2005            2004
                                                    -------------   -------------
Unrealized net capital gains                      $        (381)  $      (2,949)
Difference in tax bases of investments                     (208)           (306)
Other liabilities                                            (2)             (2)
                                                    -------------   -------------
         Net deferred liabilities                 $        (591)  $      (3,257)
                                                    =============   =============

     The components of income tax expense for the years ended December 31 are as follows:

(IN THOUSANDS)                                      2005            2004            2003
                                                 ------------    ------------    ------------
Current                                        $      4,769    $       3,877   $       2,999
Deferred                                                (98)              48           1,093
                                                 ------------    ------------    ------------
     Total income tax expense                  $      4,671    $       3,925   $       4,092
                                                 ============    ============    ============

The Company received an income tax refund of $38 thousand in 2005 and paid income taxes of $2.5 million and $4.3 million in 2004 and 2003, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

     A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                    2005            2004            2003
                                                 ------------    ------------    ------------
Statutory federal income tax rate                      35.0  %         35.0  %         35.0  %
Other                                                  (0.3)           (0.1)            0.6
                                                 ------------    ------------    ------------
Effective income tax rate                              34.7  %         34.9  %         35.6  %
                                                 ============    ============    ============

     Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. Pursuant to the American Jobs Creation Act of 2004 ("the 2004 Act"), the Company can reduce the policyholders surplus account in 2005 and 2006 without incurring any tax liability. The remaining aggregate balance in this account at December 31, 2005, was $340 thousand, which prior to the 2004 Act would have resulted in federal income taxes payable of $119 thousand if such amounts had been distributed or deemed distributed from the policyholders surplus account. No provision for taxes has ever been made for this item as the Company had no prior intention of incurring such tax liability. The Company expects to utilize the 2004 Act provision in 2006, thereby eliminating this remaining potential tax liability.

10.  STATUTORY FINANCIAL INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. The State of Nebraska requires insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

    Statutory accounting practices primarily differ from GAAP since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing investments and establishing deferred taxes on a different basis.

     Statutory net income for 2005, 2004, and 2003 was $8.8 million, $7.4 million and $8.4 million, respectively. Statutory capital and surplus as of December 31, 2005 and 2004 was $267.5 million and $255.5 million, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2006 without prior approval of the Nebraska Department of Insurance is $26.8 million. In the twelve-month period beginning January 1, 2005 the Company did not pay any dividends.

                          LINCOLN BENEFIT LIFE COMPANY
                          NOTES TO FINANCIAL STATEMENTS

11.  OTHER COMPREHENSIVE INCOME

     The components of other comprehensive (loss) income on a pretax and after-tax basis for the years ended December 31 are as follows:

(IN THOUSANDS)

                                                                                    2005
                                                                     ------------------------------------
                                                                                                 AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                  PRETAX        TAX           TAX
                                                                     ---------    ---------     ---------
   Unrealized holding (losses) gains arising during the period     $  (7,514)   $    2,628    $  (4,886)
   Less: reclassification adjustments                                   (174)           60         (114)
                                                                     ---------    ---------     ---------
   Unrealized net capital gains and losses                            (7,340)        2,568       (4,772)
                                                                     ---------    ---------     ---------
   Other comprehensive (loss) income                               $  (7,340)   $    2,568    $  (4,772)
                                                                     =========    =========     =========

                                                                                    2004
                                                                    -------------------------------------
                                                                                                AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                 PRETAX         TAX           TAX
                                                                    ----------    ---------    ----------
   Unrealized holding (losses) gains arising during the period     $  (2,743)   $      960    $  (1,783)
   Less: reclassification adjustments                                      5            (2)           3
                                                                    ----------    ---------    ----------
   Unrealized net capital gains and losses                            (2,748)          962       (1,786)
                                                                    ----------    ---------    ----------
   Other comprehensive (loss) income                               $  (2,748)   $      962    $  (1,786)
                                                                    ==========    =========    ==========

                                                                                    2003
                                                                    -------------------------------------
                                                                                                 AFTER-
UNREALIZED CAPITAL GAINS AND LOSSES:                                  PRETAX        TAX           TAX
                                                                     ---------    ---------     ---------
   Unrealized holding (losses) gains arising during the period     $  (5,349)   $   1,873     $  (3,476)
   Less: reclassification adjustments                                    124          (43)           81
                                                                     ---------    ---------     ---------
   Unrealized net capital gains and losses                            (5,473)       1,916        (3,557)
                                                                     ---------    ---------     ---------
   Other comprehensive (loss) income                               $  (5,473)   $   1,916     $  (3,557)
                                                                     =========    =========     =========

         -------------------------------------------------------
         LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2005 AND FOR THE PERIODS ENDED DECEMBER 31, 2005 AND 2004, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Life Account (the "Account") as of December 31, 2005, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Life Account as of December 31, 2005, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 10, 2006

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                               AIM Variable     AIM Variable     AIM Variable     AIM Variable     AIM Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        The Alger
                                   Funds            Funds            Funds            Funds            Funds        American Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   AIM V.I.         AIM V.I.         AIM V.I.
                                 AIM V.I.          Capital        Demographic        Mid Cap         AIM V.I.
                                Basic Value     Appreciation        Trends         Core Equity    Premier Equity    Alger Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,561,975  $       214,558  $       302,635  $       468,049  $        46,290  $     8,679,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     5,561,975  $       214,558  $       302,635  $       468,049  $        46,290  $     8,679,982
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,561,975  $       214,558  $       302,635  $       468,049  $        46,290  $     8,679,982
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     5,561,975  $       214,558  $       302,635  $       468,049  $        46,290  $     8,679,982
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      449,634            8,694           50,523           34,390            2,074          221,146
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     4,993,562  $       197,288  $       270,114  $       458,314  $        44,103  $     8,208,540
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.40  $         11.87  $         16.28  $         11.77  $         11.40  $         12.89
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.54  $         11.87  $         16.28  $         11.77  $         11.40  $         12.89
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Federated        Federated
                                 The Alger        The Alger        The Alger        The Alger        Insurance        Insurance
                               American Fund    American Fund    American Fund    American Fund       Series           Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                                                                                      Federated
                                                                                                     Federated     Funds for U.S.
                               Alger Income    Alger Leveraged   Alger MidCap      Alger Small    Capital Income     Government
                                and Growth         AllCap           Growth       Capitalization       Fund II       Securities II
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     5,558,820  $     9,339,747  $    19,691,547  $     6,434,753  $     2,925,609  $     8,125,349
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     5,558,820  $     9,339,747  $    19,691,547  $     6,434,753  $     2,925,609  $     8,125,349
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     5,558,820  $     9,339,747  $    19,691,547  $     6,434,753  $     2,925,609  $     8,125,349
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     5,558,820  $     9,339,747  $    19,691,547  $     6,434,753  $     2,925,609  $     8,125,349
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      540,741          268,538          899,157          271,738          327,249          715,260
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     5,702,595  $     8,672,589  $    16,358,977  $     5,268,652  $     2,991,714  $     8,192,669
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.90  $         15.96  $         20.27  $         11.97  $          9.58  $         14.37
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         13.90  $         15.96  $         20.27  $         11.97  $         15.17  $         17.34
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                  Fidelity         Fidelity         Fidelity         Fidelity         Fidelity
                                 Federated        Variable         Variable         Variable         Variable         Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                  Series        Products Fund    Products Fund    Products Fund    Products Fund    Products Fund
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Federated
                                High Income       VIP Asset           VIP          VIP Equity-          VIP
                               Bond Fund II        Manager        Contrafund         Income           Growth        VIP Index 500
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     8,049,573  $     8,530,190  $    57,583,063  $    37,798,107  $    43,454,499  $    35,316,194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     8,049,573  $     8,530,190  $    57,583,063  $    37,798,107  $    43,454,499  $    35,316,194
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     8,049,573  $     8,530,190  $    57,583,063  $    37,798,107  $    43,454,499  $    35,316,194
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     8,049,573  $     8,530,190  $    57,583,063  $    37,798,107  $    43,454,499  $    35,316,194
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,039,997          567,167        1,855,722       1,482,860         1,289,451          248,916
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     7,992,291  $     8,327,030  $    42,273,201  $   33,398,248   $    43,362,234  $    31,962,050
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         13.11  $         13.13  $         18.43  $        15.24   $         11.95  $         11.88
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         18.89  $         19.06  $         27.16  $        29.68   $         24.85  $         12.69
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                 Fidelity         Fidelity         Fidelity
                                 Variable         Variable         Variable
                                 Insurance        Insurance        Insurance          Janus            Janus            Janus
                               Products Fund    Products Fund    Products Fund    Aspen Series     Aspen Series     Aspen Series
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                              VIP Investment      VIP Money                                          Flexible           Forty
                                Grade Bond         Market        VIP Overseas       Balanced           Bond           Portfolio
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,107,373  $    20,907,451  $    18,143,954  $    28,932,266  $     6,868,491  $       815,931
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $     1,107,373  $    20,907,451  $    18,143,954  $    28,932,266  $     6,868,491  $       815,931
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,107,373  $    20,907,451  $    18,143,954  $    28,932,266  $     6,868,491  $       815,931
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $     1,107,373  $    20,907,451  $    18,143,954  $    28,932,266  $     6,868,491  $       815,931
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       86,785       20,907,451          880,347        1,124,020          604,621           29,477
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $     1,112,203  $    20,907,451  $    13,639,895  $    26,048,460  $     7,342,949  $       724,148
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.08  $         12.72  $         14.83  $         17.33  $         14.93  $         12.82
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.08  $         14.80  $         19.25  $         31.57  $         21.50  $         12.97
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Janus            Janus            Janus
                                                                                  Aspen Series     Aspen Series     Aspen Series
                                   Janus            Janus            Janus          (Service         (Service         (Service
                               Aspen Series     Aspen Series     Aspen Series        Shares)          Shares)          Shares)
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                 Large Cap         Mid Cap         Worldwide        Balanced       Foreign Stock    Mid Cap Value
                                  Growth           Growth           Growth       (Service Shares) (Service Shares) (Service Shares)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    32,099,191  $    36,085,461  $    34,635,084  $     1,401,263  $     4,338,142  $       601,966
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $    32,099,191  $    36,085,461  $    34,635,084  $     1,401,263  $     4,338,142  $       601,966
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    32,099,191  $    36,085,461  $    34,635,084  $     1,401,263  $     4,338,142  $       601,966
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $    32,099,191  $    36,085,461  $    34,635,084  $     1,401,263  $     4,338,142  $       601,966
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,538,792        1,243,469        1,238,737           52,639          292,131           39,447
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $    34,451,893  $    38,802,492  $    33,578,510  $     1,304,761  $     3,533,332  $       592,938
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.64  $         15.15  $         11.83  $         13.60  $         12.78  $         12.58
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         23.05  $         27.49  $         25.55  $         13.60  $         13.11  $         12.58
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                   Janus            Janus            Janus
                               Aspen Series     Aspen Series     Aspen Series        Lazard        MFS Variable     MFS Variable
                                 (Service         (Service         (Service        Retirement        Insurance        Insurance
                                  Shares)          Shares)          Shares)       Series, Inc.         Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                               Risk-Managed     Small Company      Worldwide
                                   Core             Value           Growth          Emerging       MFS Emerging       MFS High
                              (Service Shares) (Service Shares) (Service Shares)     Markets       Growth Series    Income Series
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       182,589  $        64,800  $       627,277  $       481,552  $     6,379,034  $       138,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       182,589  $        64,800  $       627,277  $       481,552  $     6,379,034  $       138,780
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       182,589  $        64,800  $       627,277  $       481,552  $     6,379,034  $       138,780
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       182,589  $        64,800  $       627,277  $       481,552  $     6,379,034  $       138,780
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       14,654            3,942           22,596           25,601          333,457           14,061
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       207,188  $        64,749  $       572,153  $       359,044  $     6,491,244  $       139,080
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.73  $         11.07  $         14.84  $         29.77  $         11.87  $         11.08
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         12.73  $         11.07  $         14.84  $         29.77  $         11.87  $         11.08
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                               MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable     MFS Variable
                                 Insurance        Insurance        Insurance        Insurance        Insurance        Insurance
                                   Trust            Trust            Trust            Trust            Trust            Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                               MFS Investors                        MFS New
                               Growth Stock     MFS Investors      Discovery      MFS Research       MFS Total           MFS
                                  Series        Trust Series        Series           Series        Return Series   Utilities Series
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       133,793  $     3,946,268  $     6,253,850  $     2,625,851  $    16,478,345  $       527,049
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total assets                $       133,793  $     3,946,268  $     6,253,850  $     2,625,851  $    16,478,345  $       527,049
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       133,793  $     3,946,268  $     6,253,850  $     2,625,851  $    16,478,345  $       527,049
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
  Total net assets            $       133,793  $     3,946,268  $     6,253,850  $     2,625,851  $    16,478,345  $       527,049
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       13,514          204,576          399,607          160,015          796,440           22,201
                              ===============  ===============  ===============  ===============  ===============  ===============
Cost of investments           $       126,243  $     3,399,945  $     5,450,862  $     2,512,177  $    15,161,238  $       436,515
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         11.49  $         11.62  $         18.87  $         12.15  $         16.13  $         21.24
                              ===============  ===============  ===============  ===============  ===============  ===============
  Highest                     $         11.49  $         11.62  $         18.87  $         12.15  $         16.13  $         21.24
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
December 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Oppenheimer
                                                 MFS Variable                                                          Variable
                                MFS Variable      Insurance       Oppenheimer      Oppenheimer      Oppenheimer        Account
                                 Insurance      Trust (Service      Variable         Variable         Variable      Funds (Service
                                   Trust            Class)       Account Funds    Account Funds    Account Funds    Class ("SC"))
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                   MFS New                                          Oppenheimer      Oppenheimer
                                                  Discovery       Oppenheimer      Oppenheimer      Main Street      Main Street
                                    MFS        Series (Service    Aggressive         Global          Small Cap        Small Cap
                                Value Series        Class)          Growth         Securities          Growth        Growth (SC)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       277,093  $       506,876  $        50,237  $     1,215,707  $     2,180,185  $     7,096,216
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       277,093  $       506,876  $        50,237  $     1,215,707  $     2,180,185  $     7,096,216
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       277,093  $       506,876  $        50,237  $     1,215,707  $     2,180,185  $     7,096,216
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       277,093  $       506,876  $        50,237  $     1,215,707  $     2,180,185  $     7,096,216
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       22,132           32,807            1,017           36,662          126,903          415,956
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       270,607  $       461,179  $        48,656  $     1,082,962  $     1,938,383  $     5,818,380
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.08  $         10.94  $         11.85  $         13.39  $         20.12  $         14.55
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.08  $         10.94  $         11.85  $         13.39  $         20.12  $         14.92
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                   Panorama
                                                 Series Fund,    PIMCO Advisors   PIMCO Advisors   PIMCO Advisors   PIMCO Variable
                              Panorama Series   Inc. (Service       Variable         Variable         Variable         Insurance
                                 Fund, Inc.     Class ("SC"))   Insurance Trust  Insurance Trust  Insurance Trust       Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                Oppenheimer      Oppenheimer
                               International    International        OpCap            OpCap            OpCap           Foreign
                                   Growth        Growth (SC)       Balanced        Renaissance       Small Cap           Bond
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       381,342  $     1,787,906  $     1,663,482  $       168,715  $     5,260,377  $     3,126,858
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       381,342  $     1,787,906  $     1,663,482  $       168,715  $     5,260,377  $     3,126,858
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       381,342  $     1,787,906  $     1,663,482  $       168,715  $     5,260,377  $     3,126,858
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       381,342  $     1,787,906  $     1,663,482  $       168,715  $     5,260,377  $     3,126,858
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      259,416        1,168,566          156,637           12,182          168,171          302,404
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       303,307  $     1,480,877  $     1,583,048  $       167,354  $     4,887,484  $     3,098,302
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         23.24  $         13.57  $         11.07  $         11.03  $         11.91  $         11.78
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         23.24  $         13.57  $         11.20  $         11.03  $         12.22  $         12.09
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               PIMCO Variable   PIMCO Variable   PIMCO Variable                       Putnam           Putnam
                                 Insurance        Insurance         Insurance         Putnam       Variable Trust   Variable Trust
                                   Trust            Trust             Trust       Variable Trust     (Class IA)       (Class IA)
                                Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                          VT
                                                                                        VT                          International
                                                                                  International                       Growth and
                                   Money            PIMCO             PIMCO         Growth and     VT High Yield        Income
                                   Market        Real Return      Total Return        Income         (Class IA)       (Class IA)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,764,647  $       520,832  $     9,810,980  $     2,935,324  $       364,363  $       398,959
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $     1,764,647  $       520,832  $     9,810,980  $     2,935,324  $       364,363  $       398,959
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,764,647  $       520,832  $     9,810,980  $     2,935,324  $       364,363  $       398,959
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $     1,764,647  $       520,832  $     9,810,980  $     2,935,324  $       364,363  $       398,959
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,764,647           41,043          958,104          192,102           47,443           25,991
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,764,647  $       528,085  $    10,021,401  $     2,452,920  $       363,177  $       327,779
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         10.43  $         11.07  $         11.71  $         15.33  $         14.19  $         20.81
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         10.43  $         11.07  $         12.01  $         15.73  $         14.19  $         20.81
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                   Salomon          Salomon          Salomon          Scudder          Scudder
                                                   Brothers         Brothers         Brothers         Variable         Variable
                                   Rydex       Variable Series  Variable Series  Variable Series  Insurance Trust  Insurance Trust
                               Variable Trust    Funds, Inc.      Funds, Inc.       Funds, Inc.       (Class A)        (Class A)
                                Sub-Account      Sub-Account      Sub-Account       Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                     Equity 500       Small Cap
                                Rydex Sector                       High Yield                          Index            Index
                                  Rotation         All Cap            Bond           Investors       (Class A)        (Class A)
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $       233,789  $       516,407  $       443,137  $     1,015,359  $     1,570,936  $       569,171
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $       233,789  $       516,407  $       443,137  $     1,015,359  $     1,570,936  $       569,171
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $       233,789  $       516,407  $       443,137  $     1,015,359  $     1,570,936  $       569,171
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $       233,789  $       516,407  $       443,137  $     1,015,359  $     1,570,936  $       569,171
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       18,423           29,764           46,744           69,832          119,827           39,526
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $       197,807  $       473,062  $       464,569  $       901,732  $     1,428,753  $       503,454
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         17.22  $         16.75  $         11.47  $         11.63  $         15.72  $         19.23
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         17.22  $         16.75  $         11.47  $         11.77  $         15.72  $         19.23
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

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
STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                   Scudder          Scudder          Scudder         Scudder          Scudder       T. Rowe Price
                                  Variable         Variable         Variable        Variable          Variable          Equity
                                  Series I         Series I         Series I        Series I         Series II       Series, Inc.
                                Sub-Account      Sub-Account       Sub-Account     Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                                                    T. Rowe Price
                                                    Global         Growth and                                         Blue Chip
                                    Bond          Discovery          Income       International     Total Return        Growth
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     7,817,962  $     4,971,257  $     1,966,668  $     2,282,445  $     3,659,771  $       626,571
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $     7,817,962  $     4,971,257  $     1,966,668  $     2,282,445  $     3,659,771  $       626,571
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     7,817,962  $     4,971,257  $     1,966,668  $     2,282,445  $     3,659,771  $       626,571
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $     7,817,962  $     4,971,257  $     1,966,668  $     2,282,445  $     3,659,771  $       626,571
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                    1,118,449          331,417          202,332          210,364          160,869           65,132
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     7,685,530  $     3,557,775  $     1,734,911  $     1,968,545  $     3,434,840  $       583,829
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         14.50  $         22.32  $         11.08  $         12.32  $         10.64  $         11.56
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         17.46  $         22.32  $         11.08  $         12.32  $         10.69  $         11.56
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               T. Rowe Price    T. Rowe Price    T. Rowe Price    T. Rowe Price    The Universal    The Universal
                                   Equity           Equity          Equity        International    Institutional    Institutional
                                Series, Inc.     Series, Inc.     Series, Inc.     Series, Inc.      Funds, Inc.      Funds, Inc.
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

                                                T. Rowe Price    T. Rowe Price    T. Rowe Price      Van Kampen       Van Kampen
                               T. Rowe Price       Mid-Cap        New America     International         UIF              UIF
                               Equity Income        Growth          Growth            Stock        Equity Growth      High Yield
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    16,516,363  $    11,005,001  $     1,703,661  $     3,688,271  $     1,291,480  $       204,196
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    16,516,363  $    11,005,001  $     1,703,661  $     3,688,271  $     1,291,480  $       204,196
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    16,516,363  $    11,005,001  $     1,703,661  $     3,688,271  $     1,291,480  $       204,196
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    16,516,363  $    11,005,001  $     1,703,661  $     3,688,271  $     1,291,480  $       204,196
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      757,979          430,724           83,842          240,906           81,584           30,029
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $    15,332,310  $     8,045,410  $     1,459,885  $     2,935,430  $     1,109,369  $       209,041
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         16.78  $         22.52  $         11.26  $         12.99  $         12.44  $         13.39
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         16.78  $         22.52  $         11.26  $         12.99  $         12.59  $         13.39
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                               The Universal    The Universal       Van Eck          Van Eck          Van Eck         Van Kampen
                               Institutional    Institutional      Worldwide        Worldwide        Worldwide     Life Investment
                                Funds, Inc.      Funds, Inc.    Insurance Trust  Insurance Trust  Insurance Trust       Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
                                                                                     Van Eck
                                 Van Kampen       Van Kampen        Van Eck         Worldwide         Van Eck
                                UIF U.S. Mid       UIF U.S.        Worldwide        Emerging         Worldwide           LIT
                                 Cap Value       Real Estate    Absolute Return      Markets        Hard Assets       Government
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $    10,575,733  $     2,344,085  $        22,310  $       350,565  $       688,039  $       112,823
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $    10,575,733  $     2,344,085  $        22,310  $       350,565  $       688,039  $       112,823
                              ===============  ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $    10,575,733  $     2,344,085  $        22,310  $       350,565  $       688,039  $       112,823
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $    10,575,733  $     2,344,085  $        22,310  $       350,565  $       688,039  $       112,823
                              ===============  ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                      564,039          101,563            2,263           17,608           24,803           11,977
                              ===============  ===============  ===============  ===============  ===============  ===============

Cost of investments           $     8,975,682  $     1,941,015  $        22,248  $       306,619  $       552,246  $       111,902
                              ===============  ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         12.69  $         22.41  $          9.95  $         16.81  $         19.15  $         10.76
                              ===============  ===============  ===============  ===============  ===============  ===============

  Highest                     $         12.83  $         22.41  $          9.95  $         16.81  $         19.15  $         10.76
                              ===============  ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2005
-----------------------------------------------------------------------------------------------------------------

                                                  Van Kampen       Van Kampen
                                 Van Kampen    Life Investment  Life Investment
                              Life Investment        Trust            Trust         Wells Fargo     Wells Fargo
                                    Trust         (Class II)       (Class II)     Variable Trust   Variable Trust
                                Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                              ---------------  ---------------  ---------------  ---------------  ---------------

                                                     LIT
                                                  Aggressive      LIT Growth       Wells Fargo      Wells Fargo
                                 LIT Growth         Growth        and Income       VT Advantage     VT Advantage
                                 and Income       (Class II)      (Class II)        Discovery       Opportunity
                              ---------------  ---------------  ---------------  ---------------  ---------------
ASSETS
Investments at fair value     $     1,531,466  $     1,817,473  $     5,753,851  $     4,923,011  $     8,070,199
                              ---------------  ---------------  ---------------  ---------------  ---------------

  Total assets                $     1,531,466  $     1,817,473  $     5,753,851  $     4,923,011  $     8,070,199
                              ===============  ===============  ===============  ===============  ===============

NET ASSETS
Accumulation units            $     1,531,466  $     1,817,473  $     5,753,851  $     4,923,011  $     8,070,199
                              ---------------  ---------------  ---------------  ---------------  ---------------

  Total net assets            $     1,531,466  $     1,817,473  $     5,753,851  $     4,923,011  $     8,070,199
                              ===============  ===============  ===============  ===============  ===============

FUND SHARE INFORMATION
Number of shares                       74,742          336,569          281,224          343,306          333,204
                              ===============  ===============  ===============  ===============  ===============

Cost of investments           $     1,364,913  $     1,570,457  $     4,990,217  $     4,365,901  $     7,273,729
                              ===============  ===============  ===============  ===============  ===============

ACCUMULATION UNIT FAIR VALUE
  Lowest                      $         17.04  $         12.35  $         12.82  $         11.59  $         11.14
                              ===============  ===============  ===============  ===============  ===============

  Highest                     $         17.04  $         12.50  $         13.16  $         11.59  $         11.14
                              ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                     AIM Variable    AIM Variable    AIM Variable    AIM Variable    AIM Variable
                                      Insurance       Insurance       Insurance       Insurance       Insurance       The Alger
                                        Funds           Funds           Funds           Funds           Funds       American Fund
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------   -------------  --------------  --------------  --------------

                                                       AIM V.I.        AIM V.I.        AIM V.I.
                                       AIM V.I.        Capital       Demographic       Mid Cap         AIM V.I.
                                     Basic Value     Appreciation     Trends (a)     Core Equity    Premier Equity   Alger Growth
                                    --------------  --------------   -------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $        4,803  $          126  $            -  $        2,201  $          368  $       17,791
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk             (11,318)              -               -               -               -               -
                                    --------------  --------------   -------------  --------------  --------------  --------------

    Net investment income (loss)            (6,515)            126               -           2,201             368          17,791
                                    --------------  --------------   -------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  1,627,255          48,220          33,890          37,043          24,585         440,783
    Cost of investments sold             1,461,198          45,232          32,195          36,080          23,077         448,499
                                    --------------  --------------   -------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     166,057           2,988           1,695             963           1,508          (7,716)

Realized gain distributions                 61,289               -               -          13,456               -               -
                                    --------------  --------------   -------------  --------------  --------------  --------------

    Net realized gains (losses)            227,346           2,988           1,695          14,419           1,508          (7,716)

Change in unrealized gains
  (losses)                                 134,159          14,943          19,005           8,604             160         916,227
                                    --------------  --------------   -------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                          361,505          17,931          20,700          23,023           1,668         908,511
                                    --------------  --------------   -------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      354,990  $       18,057  $       20,700  $       25,224  $        2,036  $      926,302
                                    ==============  ==============   =============  ==============  ==============  ==============

(a) Previously known as AIM V.I. Dent Demographics

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Federated       Federated
                                      The Alger       The Alger       The Alger       The Alger       Insurance       Insurance
                                    American Fund   American Fund   American Fund   American Fund       Series          Series
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                       Federated
                                                                                                       Federated    Funds for U.S.
                                     Alger Income   Alger Leveraged  Alger MidCap    Alger Small    Capital Income    Government
                                      and Growth        AllCap          Growth      Capitalization     Fund II      Securities II
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)

Dividends                           $       57,959  $            -  $            -  $            -  $      214,377  $      307,857
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -               -               -         (11,911)        (17,508)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            57,959               -               -               -         202,466         290,349
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                    491,184         688,976         425,648         474,985       1,735,993       1,314,227
    Cost of investments sold               517,366         717,088         365,244         426,394       1,841,305       1,322,924
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (26,182)        (28,112)         60,404          48,591        (105,312)         (8,697)

Realized gain distributions                      -               -         608,716               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (26,182)        (28,112)        669,120          48,591        (105,312)         (8,697)

Change in unrealized gains
  (losses)                                 151,728       1,169,240       1,012,890         811,274          85,690        (140,050)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                          125,546       1,141,128       1,682,010         859,865         (19,622)       (148,747)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      183,505  $    1,141,128  $    1,682,010  $      859,865  $      182,844  $      141,602
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                       Fidelity        Fidelity        Fidelity        Fidelity        Fidelity
                                      Federated        Variable        Variable        Variable        Variable        Variable
                                      Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                        Series      Products Fund   Products Fund   Products Fund   Products Fund   Products Fund
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                      Federated
                                     High Income      VIP Asset          VIP         VIP Equity-         VIP
                                     Bond Fund II      Manager        Contrafund        Income          Growth      VIP Index 500
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      747,131  $      225,771  $      128,369  $      585,089  $      195,265  $      538,781
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk             (29,434)        (39,532)       (164,791)       (175,758)       (153,182)        (13,270)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           717,697         186,239         (36,422)        409,331          42,083         525,511
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  3,488,650       1,926,462       2,901,163       3,201,508       4,964,296       2,230,346
    Cost of investments sold             3,484,112       1,939,935       2,298,365       2,958,906       5,320,895       2,077,298
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       4,538         (13,473)        602,798         242,602        (356,599)        153,048

Realized gain distributions                      -           2,894           8,023       1,285,751               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              4,538         (10,579)        610,821       1,528,353        (356,599)        153,048

Change in unrealized gains
  (losses)                                (558,658)        108,808       7,094,081          (7,014)      2,466,653         938,305
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                         (554,120)         98,229       7,704,902       1,521,339       2,110,054       1,091,353
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      163,577  $      284,468  $    7,668,480  $    1,930,670  $    2,152,137  $    1,616,864
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                       Fidelity        Fidelity        Fidelity
                                       Variable        Variable        Variable
                                      Insurance       Insurance       Insurance         Janus           Janus           Janus
                                    Products Fund   Products Fund   Products Fund    Aspen Series    Aspen Series    Aspen Series
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                    VIP Investment    VIP Money                                        Flexible         Forty
                                      Grade Bond        Market       VIP Overseas      Balanced        Bond (b)     Portfolio (c)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       23,112  $      590,544  $       86,459  $      638,367  $      377,980  $        1,363
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -         (45,633)        (52,524)        (89,255)        (14,669)         (1,412)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            23,112         544,911          33,935         549,112         363,311             (49)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                    236,067      11,175,879       1,755,214       2,068,552       1,039,674         130,078
    Cost of investments sold               243,113      11,175,879       1,468,581       1,915,203       1,069,671         120,078
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      (7,046)              -         286,633         153,349         (29,997)         10,000

Realized gain distributions                 13,964               -          67,663               -         210,134               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)              6,918               -         354,296         153,349         180,137          10,000

Change in unrealized gains
  (losses)                                 (11,964)              -       2,211,385       1,368,866        (417,336)         59,056
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                           (5,046)              -       2,565,681       1,522,215        (237,199)         69,056
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       18,066  $      544,911  $    2,599,616  $    2,071,327  $      126,112  $       69,007
                                    ==============  ==============  ==============  ==============  ==============  ==============

(b) Previously known as Flexible Income
(c) Previously known as Capital Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Janus           Janus           Janus
                                                                                     Aspen Series    Aspen Series    Aspen Series
                                        Janus           Janus           Janus          (Service        (Service        (Service
                                     Aspen Series    Aspen Series    Aspen Series      Shares)         Shares)         Shares)
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                       Balanced     Foreign Stock   Mid Cap Value
                                      Large Cap        Mid Cap        Worldwide        (Service        (Service        (Service
                                      Growth (d)        Growth          Growth          Shares)         Shares)         Shares)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      106,165  $            -  $      466,113  $       24,458  $       41,469  $       20,359
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk            (120,643)       (114,197)       (135,064)              -         (21,884)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           (14,478)       (114,197)        331,049          24,458          19,585          20,359
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  2,852,406       5,117,599       4,129,379          51,387       2,081,807          38,460
    Cost of investments sold             3,227,537       6,249,038       4,234,147          49,259       1,793,890          37,616
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                    (375,131)     (1,131,439)       (104,768)          2,128         287,917             844

Realized gain distributions                      -               -               -               -               -          10,728
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)           (375,131)     (1,131,439)       (104,768)          2,128         287,917          11,572

Change in unrealized gains
  (losses)                               1,589,896       5,035,593       1,545,812          63,153         (70,608)          3,776
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                        1,214,765       3,904,154       1,441,044          65,281         217,309          15,348
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    1,200,287  $    3,789,957  $    1,772,093  $       89,739  $      236,894  $       35,707
                                    ==============  ==============  ==============  ==============  ==============  ==============

(d) Previously known as Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                        Janus           Janus           Janus
                                     Aspen Series    Aspen Series    Aspen Series       Lazard       MFS Variable    MFS Variable
                                       (Service        (Service        (Service       Retirement      Insurance       Insurance
                                       Shares)         Shares)         Shares)       Series, Inc.       Trust           Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                     Risk-Managed                      Worldwide
                                         Core       Small Company       Growth
                                       (Service     Value (Service     (Service        Emerging      MFS Emerging      MFS High
                                       Shares)       Shares) (e)        Shares)         Markets      Growth Series   Income Series
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       10,196  $            -  $        6,883  $        1,043  $            -  $        3,522
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            10,196               -           6,883           1,043               -           3,522
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                     81,529          30,488          29,803         218,985         639,807           8,690
    Cost of investments sold                79,927          30,419          28,743         181,292         708,043           8,798
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       1,602              69           1,060          37,693         (68,236)           (108)

Realized gain distributions                 18,507               2               -          12,432               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             20,109              71           1,060          50,125         (68,236)           (108)

Change in unrealized gains
  (losses)                                 (24,362)             51          25,718          71,261         606,016            (973)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                           (4,253)            122          26,778         121,386         537,780          (1,081)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $        5,943  $          122  $       33,661  $      122,429  $      537,780  $        2,441
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                     MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable    MFS Variable
                                      Insurance       Insurance       Insurance       Insurance       Insurance       Insurance
                                        Trust           Trust           Trust           Trust           Trust           Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                    MFS Investors                       MFS New                                           MFS
                                     Growth Stock   MFS Investors     Discovery      MFS Research     MFS Total        Utilities
                                        Series       Trust Series       Series          Series      Return Series       Series
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $          278  $       20,127  $            -  $       15,501  $      290,159  $        1,987
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               278          20,127               -          15,501         290,159           1,987
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                     10,660         208,377         708,222       1,872,869         483,303          49,110
    Cost of investments sold                10,435         191,726         667,623       1,903,777         443,897          41,054
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         225          16,651          40,599         (30,908)         39,406           8,056

Realized gain distributions                      -               -               -               -         568,855               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                225          16,651          40,599         (30,908)        608,261           8,056

Change in unrealized gains
  (losses)                                   6,031         227,306         276,906         187,579        (461,395)         49,825
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                            6,256         243,957         317,505         156,671         146,866          57,881
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $        6,534  $      264,084  $      317,505  $      172,172  $      437,025  $       59,868
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

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LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Oppenheimer
                                                     MFS Variable                                                      Variable
                                     MFS Variable     Insurance      Oppenheimer     Oppenheimer     Oppenheimer       Account
                                      Insurance     Trust (Service     Variable        Variable        Variable     Funds (Service
                                        Trust           Class)      Account Funds   Account Funds   Account Funds   Class ("SC"))
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                                        MFS New                                       Oppenheimer     Oppenheimer
                                                       Discovery      Oppenheimer     Oppenheimer     Main Street     Main Street
                                         MFS        Series (Service   Aggressive        Global        Small Cap       Small Cap
                                     Value Series       Class)        Growth (e)      Securities        Growth       Growth (SC)
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $        1,491  $            -  $            -  $        3,245  $            -  $            -
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -          (5,572)              -               -               -         (27,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             1,491          (5,572)              -           3,245               -         (27,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                    201,711       1,198,887             496         179,148         117,019       2,337,450
    Cost of investments sold               194,823       1,249,396             488         166,306         106,369       1,991,468
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                       6,888         (50,509)              8          12,842          10,650         345,982

Realized gain distributions                  4,441               -               -               -          25,364         179,963
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             11,329         (50,509)              8          12,842          36,014         525,945

Change in unrealized gains
  (losses)                                   3,208         (34,288)          1,581         103,280         136,542         153,249
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                           14,537         (84,797)          1,589         116,122         172,556         679,194
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       16,028  $      (90,369) $        1,589  $      119,367  $      172,556  $      651,937
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For period beginning April 29, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                       Panorama     PIMCO Advisors  PIMCO Advisors  PIMCO Advisors   PIMCO Advisors
                                       Panorama      Series Fund,      Variable        Variable        Variable         Variable
                                        Series      Inc. (Service      Insurance       Insurance       Insurance        Insurance
                                      Fund, Inc.    Class ("SC"))        Trust           Trust           Trust            Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account      Sub-Account
                                    --------------  --------------  --------------  --------------  ---------------  --------------

                                     Oppenheimer     Oppenheimer
                                    International   International     NFJ Small         OpCap           OpCap            OpCap
                                        Growth       Growth (SC)    Cap Value (f)      Balanced     Renaissance (g)    Small Cap
                                    --------------  --------------  --------------  --------------  ---------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $        2,311  $       17,648  $        2,700  $        4,331  $             -  $            -
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -         (12,225)              -          (3,852)               -         (13,045)
                                    --------------  --------------  --------------  --------------  ---------------  --------------

    Net investment income (loss)             2,311           5,423           2,700             479                -         (13,045)
                                    --------------  --------------  --------------  --------------  ---------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                      7,664       1,408,000         335,142         274,870           15,123         692,890
    Cost of investments sold                 6,654       1,313,393         373,188         267,416           16,273         654,493
                                    --------------  --------------  --------------  --------------  ---------------  --------------

      Realized gains (losses)
        on fund shares                       1,010          94,607         (38,046)          7,454           (1,150)         38,397

Realized gain distributions                      -               -          39,420          67,652            3,362         596,279
                                    --------------  --------------  --------------  --------------  ---------------  --------------

    Net realized gains (losses)              1,010          94,607           1,374          75,106            2,212         634,676

Change in unrealized gains
  (losses)                                  41,405          80,057         (10,259)        (36,082)            (927)       (591,106)
                                    --------------  --------------  --------------  --------------  ---------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                           42,415         174,664          (8,885)         39,024            1,285          43,570
                                    --------------  --------------  --------------  --------------  ---------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       44,726  $      180,087  $       (6,185) $       39,503  $         1,285  $       30,525
                                    ==============  ==============  ==============  ==============  ===============  ==============

(f) For period beginning January 1, 2005 and ended May 1, 2005
(g) Previously known as PEA Renaissance

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    PIMCO Advisors
                                       Variable     PIMCO Variable  PIMCO Variable  PIMCO Variable  PIMCO Variable
                                      Insurance       Insurance       Insurance       Insurance       Insurance         Putnam
                                        Trust           Trust           Trust           Trust           Trust       Variable Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                          VT
                                         PEA                                                                         International
                                     Science and       Foreign          Money           PIMCO           PIMCO         Growth and
                                    Technology (f)       Bond           Market       Real Return     Total Return       Income
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $            -  $       88,664  $       54,293  $        8,406  $      353,234  $       21,648
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -         (14,227)              -               -         (27,920)        (11,389)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)                 -          74,437          54,293           8,406         325,314          10,259
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  1,018,018       2,690,174       1,552,763         236,371       4,575,886       2,390,849
    Cost of investments sold             1,088,332       2,658,325       1,552,763         238,705       4,573,006       2,101,665
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     (70,314)         31,849               -          (2,334)          2,880         289,184

Realized gain distributions                      -          23,216               -           6,060         156,436               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            (70,314)         55,065               -           3,726         159,316         289,184

Change in unrealized gains
  (losses)                                 (70,848)         27,614               -          (6,921)       (270,338)        167,032
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                         (141,162)         82,679               -          (3,195)       (111,022)        456,216
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $     (141,162) $      157,116  $       54,293  $        5,211  $      214,292  $      466,475
                                    ==============  ==============  ==============  ==============  ==============  ==============

(f) For period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       Salomon         Salomon         Salomon
                                                                                       Brothers        Brothers        Brothers
                                        Putnam          Putnam                         Variable        Variable        Variable
                                    Variable Trust  Variable Trust      Rydex           Series          Series          Series
                                      (Class IA)      (Class IA)    Variable Trust    Funds, Inc.     Funds, Inc.     Funds, Inc.
                                     Sub-Account     Sub-Account     Sub-Account      Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------
                                                          VT
                                                     International
                                                      Growth and
                                     VT High Yield      Income       Rydex Sector                     High Yield
                                      (Class IA)      (Class IA)       Rotation        All Cap           Bond         Investors
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       22,929  $        2,272  $            -  $        4,404  $       26,076  $       11,862
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -               -               -               -          (1,969)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            22,929           2,272               -           4,404          26,076           9,893
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                      9,035           8,528          22,255          69,396         190,862         480,618
    Cost of investments sold                 9,089           7,327          19,059          65,041         192,538         451,160
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                         (54)          1,201           3,196           4,355          (1,676)         29,458

Realized gain distributions                      -               -               -             363           7,266               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)                (54)          1,201           3,196           4,718           5,590          29,458

Change in unrealized gains
  (losses)                                 (11,470)         41,082          22,223          12,146         (19,174)         13,923
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                          (11,524)         42,283          25,419          16,864         (13,584)         43,381
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $       11,405  $       44,555  $       25,419  $       21,268  $       12,492  $       53,274
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
                                        Scudder        Scudder        Scudder
                                       Variable        Variable       Variable
                                      Insurance       Insurance       Insurance        Scudder         Scudder         Scudder
                                        Trust           Trust           Trust          Variable        Variable        Variable
                                      (Class A)       (Class A)       (Class A)        Series I        Series I        Series I
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                         EAFE         Equity 500       Small Cap
                                     Equity Index        Index           Index                                          Global
                                    (Class A) (h)     (Class A)       (Class A)      Balanced (i)        Bond         Discovery
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $        3,307  $       22,914  $        2,799  $      103,182  $      261,922  $       26,035
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -               -            (866)        (13,935)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)             3,307          22,914           2,799         102,316         247,987          26,035
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                    165,085         305,004          50,352       3,454,340       1,149,856       1,039,797
    Cost of investments sold               144,307         278,831          45,364       3,593,471       1,116,655         795,542
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      20,778          26,173           4,988        (139,131)         33,201         244,255

Realized gain distributions                      -               -          12,003               -          66,764               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             20,778          26,173          16,991        (139,131)         99,965         244,255

Change in unrealized gains
  (losses)                                 (22,555)         32,846           8,963         (54,242)       (170,238)        515,975
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                           (1,777)         59,019          25,954        (193,373)        (70,273)        760,230
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $        1,530  $       81,933  $       28,753  $      (91,057) $      177,714  $      786,265
                                    ==============  ==============  ==============  ==============  ==============  ==============

(h) For period beginning January 1, 2005 and ended July 25, 2005
(i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                        Strong
                                       Scudder         Scudder         Scudder          Strong         Variable     T. Rowe Price
                                       Variable        Variable        Variable      Opportunity      Insurance         Equity
                                       Series I        Series I       Series II     Fund II, Inc.    Funds, Inc.     Series, Inc.
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                                                                     T. Rowe Price
                                      Growth and                         Total        Opportunity    MidCap Growth     Blue Chip
                                        Income       International  Return (e) (i)    Fund II (j)     Fund II (k)       Growth
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       23,673  $       36,077  $            -  $            -  $            -  $          670
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -          (2,014)              -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)            23,673          36,077          (2,014)              -               -             670
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                    144,564         778,548         205,043       7,786,384       4,093,117          89,259
    Cost of investments sold               132,589         737,569         195,587       6,815,331       4,285,937          84,307
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                      11,975          40,979           9,456         971,053        (192,820)          4,952

Realized gain distributions                      -               -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)             11,975          40,979           9,456         971,053        (192,820)          4,952

Change in unrealized gains
  (losses)                                  79,869         232,892         224,931      (1,312,804)         41,278          29,685
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                           91,844         273,871         234,387        (341,751)       (151,542)         34,637
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      115,517  $      309,948  $      232,373  $     (341,751) $     (151,542) $       35,307
                                    ==============  ==============  ==============  ==============  ==============  ==============

(e) For period beginning April 29, 2005 and ended December 31, 2005
(i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
(j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                    T. Rowe Price   T. Rowe Price   T. Rowe Price   T. Rowe Price   The Universal   The Universal
                                        Equity          Equity          Equity      International   Institutional   Institutional
                                     Series, Inc.    Series, Inc.    Series, Inc.    Series, Inc.    Funds, Inc.     Funds, Inc.
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                     T. Rowe Price   T. Rowe Price   T. Rowe Price    Van Kampen      Van Kampen
                                    T. Rowe Price      Mid-Cap       New America    International        UIF             UIF
                                    Equity Income       Growth          Growth          Stock       Equity Growth     High Yield
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $      234,345  $            -  $            -  $       54,237  $        7,130  $       13,431
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                   -               -               -               -          (4,171)              -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)           234,345               -               -          54,237           2,959          13,431
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  1,790,246         787,235         187,976         241,395         707,163           4,785
    Cost of investments sold             1,588,606         591,864         168,369         212,138         646,841           4,680
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     201,640         195,371          19,607          29,257          60,322             105

Realized gain distributions                750,116         602,459               -          11,791               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            951,756         797,830          19,607          41,048          60,322             105

Change in unrealized gains
  (losses)                                (572,896)        634,709          55,920         405,543         100,226         (11,314)
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                          378,860       1,432,539          75,527         446,591         160,548         (11,209)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $      613,205  $    1,432,539  $       75,527  $      500,828  $      163,507  $        2,222
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                                                       Van Eck         Van Eck         Van Eck
                                    The Universal   The Universal     Worldwide       Worldwide       Worldwide       Van Kampen
                                    Institutional   Institutional     Insurance       Insurance       Insurance     Life Investment
                                     Funds, Inc.     Funds, Inc.        Trust           Trust           Trust            Trust
                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                                    --------------  --------------  --------------  --------------  --------------  --------------

                                                                        Van Eck        Van Eck
                                      Van Kampen      Van Kampen       Worldwide       Worldwide        Van Eck
                                     UIF U.S. Mid      UIF U.S.        Absolute        Emerging       Worldwide          LIT
                                      Cap Value      Real Estate        Return          Markets       Hard Assets      Government
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                           $       26,096  $       19,293  $            -  $          615  $          516  $        2,119
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk             (25,269)              -               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net investment income (loss)               827          19,293               -             615             516           2,119
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                  1,998,222         102,581           2,488         112,544         108,048          93,547
    Cost of investments sold             1,757,806          87,797           2,492         102,187          92,065          93,235
                                    --------------  --------------  --------------  --------------  --------------  --------------

      Realized gains (losses)
        on fund shares                     240,416          14,784              (4)         10,357          15,983             312

Realized gain distributions                116,361          42,592               -               -               -               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized gains (losses)            356,777          57,376              (4)         10,357          15,983             312

Change in unrealized gains
  (losses)                                 709,820         207,024              54          40,412         130,418              76
                                    --------------  --------------  --------------  --------------  --------------  --------------

    Net realized and unrealized
      gains (losses) on
      investments                        1,066,597         264,400              50          50,769         146,401             388
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                   $    1,067,424  $      283,693  $           50  $       51,384  $      146,917  $        2,507
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
----------------------------------------------------------------------------------------------------------------------------------

                                      Van Kampen         Van Kampen          Van Kampen
                                    Life Investment    Life Investment     Life Investment       Wells Fargo        Wells Fargo
                                         Trust        Trust (Class II)    Trust (Class II)     Variable Trust     Variable Trust
                                      Sub-Account        Sub-Account         Sub-Account         Sub-Account        Sub-Account
                                   -----------------   ----------------   -----------------   -----------------  -----------------

                                                                                                                    Wells Fargo
                                                             LIT             LIT Growth          Wells Fargo       VT Advantage
                                      LIT Growth         Aggressive          and Income         VT Advantage        Opportunity
                                      and Income      Growth (Class II)      (Class II)       Discovery (k) (l)       (j) (l)
                                   -----------------   ----------------   -----------------   -----------------  -----------------
NET INVESTMENT INCOME (LOSS)
Dividends                          $          11,660  $               -   $          40,324   $               -  $               -
Charges from Lincoln Benefit
  Life Company:
    Mortality and expense risk                     -             (4,824)            (16,956)                  -                  -
                                   -----------------   ----------------   -----------------   -----------------  -----------------

    Net investment income (loss)              11,660             (4,824)             23,368                   -                  -
                                   -----------------   ----------------   -----------------   -----------------  -----------------

NET REALIZED AND UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses)
  on fund shares:
    Proceeds from sales                      217,693            581,553           1,598,060             686,858            636,476
    Cost of investments sold                 192,220            537,507           1,441,041             660,359            601,309
                                   -----------------   ----------------   -----------------   -----------------  -----------------

      Realized gains (losses)
        on fund shares                        25,473             44,046             157,019              26,499             35,167

Realized gain distributions                   25,542                  -             113,865                   -                  -
                                   -----------------   ----------------   -----------------   -----------------  -----------------

    Net realized gains (losses)               51,015             44,046             270,884              26,499             35,167

Change in unrealized gains
  (losses)                                    66,312            111,981             146,928             557,110            796,470
                                   -----------------   ----------------   -----------------   -----------------  -----------------

    Net realized and unrealized
      gains (losses) on
      investments                            117,327            156,027             417,812             583,609            831,637
                                   -----------------   ----------------   -----------------   -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                  $         128,987  $         151,203   $         441,180   $         583,609  $         831,637
                                   =================   ================   =================   =================  =================

(j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
(l) For period begining April 8, 2005 and ended December 31, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       Insurance
                                                Funds                           Funds                           Funds
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                                                               AIM V.I.                        AIM V.I.
                                            AIM V.I. Basic                     Capital                       Demographic
                                                Value                        Appreciation                     Trends (a)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005        2004 (m) (n)        2005          2004 (m)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (6,515) $       (4,955) $          126  $            -  $            -  $            -
Net realized gains (losses)                227,346          (4,480)          2,988              (3)          1,695              11
Change in unrealized gains (losses)        134,159         434,254          14,943           2,327          19,005          11,747
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          354,990         424,819          18,057           2,324          20,700          11,758
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 1,295,995         805,496         210,804          40,782         158,579         160,925
Benefit payments                           (16,550)         (1,033)              -               -            (364)              -
Payments on termination                   (216,626)        (38,670)         (1,963)              -          (3,657)         (1,471)
Loans - net                                (27,563)        (42,225)         (6,535)              -             (37)              -
Records maintenance charge                (584,114)       (316,659)        (54,164)         (6,002)        (56,421)        (37,945)
Transfers among the sub-accounts
  and with the Fixed Account - net         (27,229)      3,951,344          10,272             983           8,405          (1,749)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 423,913       4,358,253         158,414          35,763         106,505         119,760
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          778,903       4,783,072         176,471          38,087         127,205         131,518

NET ASSETS AT BEGINNING OF PERIOD        4,783,072               -          38,087               -         175,430          43,912
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,561,975  $    4,783,072  $      214,558  $       38,087  $      302,635  $      175,430
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 438,932               -           3,491               -          11,447           3,102
      Units issued                         189,048         475,427          18,855           3,535           9,405           8,697
      Units redeemed                      (144,621)        (36,495)         (4,274)            (44)         (2,259)           (352)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 483,359         438,932          18,072           3,491          18,593          11,447
                                    ==============  ==============  ==============  ==============  ==============  ==============

(a)  Previously known as AIM V.I. Dent Demographics
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(n)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             AIM Variable                    AIM Variable
                                              Insurance                       Insurance                       The Alger
                                                Funds                           Funds                       American Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             AIM V.I. Mid
                                               Cap Core                        AIM V.I.
                                                Equity                      Premier Equity                   Alger Growth
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005          2004 (m)          2005          2004 (m)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        2,201  $          141  $          368  $          115  $       17,791  $            -
Net realized gains (losses)                 14,419           4,289           1,508              37          (7,716)       (138,825)
Change in unrealized gains (losses)          8,604           1,131             160           2,027         916,227         555,005
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           25,224           5,561           2,036           2,179         926,302         416,180
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   423,609         109,724          50,531          26,287       2,002,277       1,963,063
Benefit payments                                 -               -               -               -         (12,115)        (11,800)
Payments on termination                     (2,098)            (98)            (70)            (39)       (333,018)       (222,793)
Loans - net                                 (5,967)              -               -               -         (45,510)        (35,970)
Records maintenance charge                 (97,422)        (12,148)        (17,089)         (2,247)       (918,904)       (778,309)
Transfers among the sub-accounts
  and with the Fixed Account - net          11,385          10,279         (15,315)             17        (255,085)       (827,393)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 329,507         107,757          18,057          24,018         437,645          86,798
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          354,731         113,318          20,093          26,197       1,363,947         502,978

NET ASSETS AT BEGINNING OF PERIOD          113,318               -          26,197               -       7,316,035       6,813,057
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      468,049  $      113,318  $       46,290  $       26,197  $    8,679,982  $    7,316,035
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  10,360               -           2,428               -         635,848         624,679
      Units issued                          32,697          10,981           3,916           2,844          74,031         118,964
      Units redeemed                        (3,292)           (621)         (2,284)           (416)        (36,515)       (107,795)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  39,765          10,360           4,060           2,428         673,364         635,848
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                              The Alger                       The Alger                       The Alger
                                            American Fund                   American Fund                   American Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                Alger
                                             Alger Income                     Leveraged                      Alger MidCap
                                              and Growth                        AllCap                          Growth
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       57,959  $       26,930  $            -  $            -  $            -  $            -
Net realized gains (losses)                (26,182)        (42,987)        (28,112)        (60,112)        669,120          55,122
Change in unrealized gains (losses)        151,728         411,866       1,169,240         634,178       1,012,890       1,605,492
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          183,505         395,809       1,141,128         574,066       1,682,010       1,660,614
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 1,011,183       1,201,241       2,152,164       2,288,263       4,640,086       4,554,591
Benefit payments                           (15,273)        (15,927)        (24,617)         (8,678)        (26,914)        (10,514)
Payments on termination                   (222,661)       (191,836)       (349,226)       (286,060)       (639,610)       (444,921)
Loans - net                                (36,466)        (50,161)       (117,482)        (79,265)       (108,035)       (101,290)
Records maintenance charge                (524,622)       (558,570)       (980,882)       (878,724)     (1,987,243)     (1,616,006)
Transfers among the sub-accounts
  and with the Fixed Account - net        (285,086)       (163,694)       (129,168)       (132,993)      1,281,315        (387,730)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 (72,925)        221,053         550,789         902,543       3,159,599       1,994,130
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          110,580         616,862       1,691,917       1,476,609       4,841,609       3,654,744

NET ASSETS AT BEGINNING OF PERIOD        5,448,240       4,831,378       7,647,830       6,171,221      14,849,938      11,195,194
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,558,820  $    5,448,240  $    9,339,747  $    7,647,830  $   19,691,547  $   14,849,938
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 405,479         387,776         548,277         478,640         804,731         685,805
      Units issued                          30,791          45,179          84,793         101,029         187,760         181,186
      Units redeemed                       (36,312)        (27,476)        (48,012)        (31,392)        (20,845)        (62,260)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 399,958         405,479         585,058         548,277         971,646         804,731
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                              Federated                       Federated
                                              The Alger                       Insurance                       Insurance
                                            American Fund                       Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                                                                                            Federated Funds
                                                                               Federated                        for U.S.
                                             Alger Small                    Capital Income                    Government
                                            Capitalization                     Fund II                      Securities II
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $            -  $            -  $      202,466  $      112,571  $      290,349  $      338,267
Net realized gains (losses)                 48,591          (5,462)       (105,312)       (193,878)         (8,697)         76,325
Change in unrealized gains (losses)        811,274         632,174          85,690         390,642        (140,050)       (127,085)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          859,865         626,712         182,844         309,335         141,602         287,507
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   932,327       1,109,635         453,421         499,627       1,536,596       1,883,776
Benefit payments                            (5,469)        (16,101)        (18,360)        (12,549)        (35,882)        (46,474)
Payments on termination                   (266,916)       (162,081)       (136,040)       (166,623)       (307,266)       (491,914)
Loans - net                                (55,840)        (34,494)        (17,820)        (35,460)        (39,241)        (84,419)
Records maintenance charge                (517,067)       (486,360)       (314,809)       (314,183)       (924,457)       (972,411)
Transfers among the sub-accounts
  and with the Fixed Account - net         925,975          23,575      (1,389,813)      1,204,483          99,191      (1,719,735)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               1,013,010         434,174      (1,423,421)      1,175,295         328,941      (1,431,177)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,872,875       1,060,886      (1,240,577)      1,484,630         470,543      (1,143,670)

NET ASSETS AT BEGINNING OF PERIOD        4,561,878       3,500,992       4,166,186       2,681,556       7,654,806       8,798,476
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    6,434,753  $    4,561,878  $    2,925,609  $    4,166,186  $    8,125,349  $    7,654,806
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 445,565         398,606         378,016         254,909         512,152         595,366
      Units issued                         136,419         106,077          29,352         208,909         105,261         130,088
      Units redeemed                       (44,264)        (59,118)       (159,673)        (85,802)        (82,894)       (213,302)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 537,720         445,565         247,695         378,016         534,519         512,152
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                               Fidelity                        Fidelity
                                              Federated                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                                Series                      Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            Federated High
                                             Income Bond                      VIP Asset                          VIP
                                               Fund II                         Manager                        Contrafund
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      717,697  $      573,097  $      186,239  $      175,097  $      (36,422) $      (22,748)
Net realized gains (losses)                  4,538         116,099         (10,579)        (25,821)        610,821         323,936
Change in unrealized gains (losses)       (558,658)        142,649         108,808         248,806       7,094,081       5,067,438
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          163,577         831,845         284,468         398,082       7,668,480       5,368,626
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 1,096,237       1,297,418       1,157,597       1,085,328       8,385,760       7,400,708
Benefit payments                           (21,830)        (46,066)        (28,458)        (15,064)        (87,989)       (264,291)
Payments on termination                   (532,798)       (341,476)       (538,936)       (272,062)     (2,000,848)     (1,639,696)
Loans - net                                 (4,086)       (107,121)       (108,420)        (27,870)       (396,646)       (402,302)
Records maintenance charge                (752,508)       (794,214)       (708,966)       (667,535)     (4,655,682)     (3,793,430)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,855,481)       (999,273)       (142,320)        327,931       5,846,522       2,496,291
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              (2,070,466)       (990,732)       (369,503)        430,728       7,091,117       3,797,280
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS       (1,906,889)       (158,887)        (85,035)        828,810      14,759,597       9,165,906

NET ASSETS AT BEGINNING OF PERIOD        9,956,462      10,115,349       8,615,225       7,786,415      42,823,466      33,657,560
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    8,049,573  $    9,956,462  $    8,530,190  $    8,615,225  $   57,583,063  $   42,823,466
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 651,680         707,491         535,492         504,850       2,255,142       1,995,119
      Units issued                          92,524         300,121         104,711          79,632         539,467         391,140
      Units redeemed                      (216,401)       (355,932)       (126,386)        (48,990)       (131,063)       (131,117)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 527,803         651,680         513,817         535,492       2,663,546       2,255,142
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                        Fidelity                        Fidelity
                                               Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             VIP Equity-
                                                Income                        VIP Growth                    VIP Index 500
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      409,331  $      343,763  $       42,083  $      (58,920) $      525,511  $      306,057
Net realized gains (losses)              1,528,353         319,992        (356,599)       (832,839)        153,048         145,557
Change in unrealized gains (losses)         (7,014)      2,868,056       2,466,653       2,236,711         938,305       2,326,485
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,930,670       3,531,811       2,152,137       1,344,952       1,616,864       2,778,099
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 5,459,368       5,493,676       7,763,291       8,404,421       8,354,182       7,460,852
Benefit payments                          (157,137)       (226,603)        (84,553)       (467,717)       (116,906)         (8,119)
Payments on termination                 (1,649,024)     (2,581,202)     (1,931,224)     (1,755,055)     (1,226,645)       (996,426)
Loans - net                               (277,795)       (248,292)       (286,267)       (303,874)       (423,493)       (136,567)
Records maintenance charge              (3,336,564)     (3,100,842)     (4,150,886)     (3,944,385)     (3,624,540)     (2,895,847)
Transfers among the sub-accounts
  and with the Fixed Account - net        (864,549)        231,028        (319,385)     (2,968,771)         26,630         652,401
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                (825,701)       (432,235)        990,976      (1,035,381)      2,989,228       4,076,294
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,104,969       3,099,576       3,143,113         309,571       4,606,092       6,854,393

NET ASSETS AT BEGINNING OF PERIOD       36,693,138      33,593,562      40,311,386      40,001,815      30,710,102      23,855,709
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   37,798,107  $   36,693,138  $   43,454,499  $   40,311,386  $   35,316,194  $   30,710,102
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,664,935       1,629,748       2,512,280       2,393,325       2,546,509       2,186,961
      Units issued                         135,412         300,701         417,942         465,611         431,612         840,231
      Units redeemed                      (130,884)       (265,514)       (300,546)       (346,656)       (186,130)       (480,683)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,669,463       1,664,935       2,629,676       2,512,280       2,791,991       2,546,509
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Fidelity                        Fidelity                        Fidelity
                                               Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                            Products Fund                   Products Fund                   Products Fund
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            VIP Investment                    VIP Money
                                              Grade Bond                        Market                       VIP Overseas
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       23,112  $        5,371  $      544,911  $      235,101  $       33,935  $       49,598
Net realized gains (losses)                  6,918           3,623               -               -         354,296         222,566
Change in unrealized gains (losses)        (11,964)          5,558               -               -       2,211,385       1,034,466
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           18,066          14,552         544,911         235,101       2,599,616       1,306,630
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   760,870         585,998       7,384,428       5,580,676       2,180,212       2,035,089
Benefit payments                              (202)              -        (412,231)        (52,735)        (57,149)        (22,477)
Payments on termination                    (17,334)         (3,098)     (1,506,328)     (1,487,467)       (596,663)       (480,071)
Loans - net                                (13,601)           (451)         50,978        (488,668)        (82,569)        (91,944)
Records maintenance charge                (276,690)       (146,204)     (2,148,157)     (2,384,276)     (1,169,778)       (951,693)
Transfers among the sub-accounts
  and with the Fixed Account - net          59,335          18,641      (1,427,571)     (5,806,852)      2,718,967       2,541,776
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 512,378         454,886       1,941,119      (4,639,322)      2,993,020       3,030,680
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          530,444         469,438       2,486,030      (4,404,221)      5,592,636       4,337,310

NET ASSETS AT BEGINNING OF PERIOD          576,929         107,491      18,421,421      22,825,642      12,551,318       8,214,008
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,107,373  $      576,929  $   20,907,451  $   18,421,421  $   18,143,954  $   12,551,318
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  53,210          10,356       1,420,211       1,763,579         870,190         645,130
      Units issued                          68,425          44,460       1,007,246       1,573,883         318,373         401,128
      Units redeemed                       (21,693)         (1,606)       (865,715)     (1,917,251)       (116,823)       (176,068)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  99,942          53,210       1,561,742       1,420,211       1,071,740         870,190
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Janus Aspen                     Janus Aspen                     Janus Aspen
                                                Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                                 Forty
                                               Balanced                   Flexible Bond (b)                 Portfolio (c)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005        2004 (m) (o)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      549,112  $      510,651  $      363,311  $      372,095  $          (49) $           24
Net realized gains (losses)                153,349          40,330         180,137          72,129          10,000             456
Change in unrealized gains (losses)      1,368,866       1,534,165        (417,336)       (201,985)         59,056          32,727
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        2,071,327       2,085,146         126,112         242,239          69,007          33,207
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 4,337,596       5,145,448       1,276,104       1,403,937         421,899         146,021
Benefit payments                           (73,415)        (28,087)        (17,180)        (43,433)           (466)              -
Payments on termination                 (1,307,206)     (1,428,531)       (327,405)       (147,120)        (20,012)           (765)
Loans - net                               (308,361)       (214,541)        (64,546)        (26,255)         (4,614)         (2,488)
Records maintenance charge              (2,821,891)     (2,862,021)       (689,518)       (725,800)       (174,115)        (44,436)
Transfers among the sub-accounts
  and with the Fixed Account - net        (533,952)     (1,351,691)       (253,416)       (566,805)        218,546         174,147
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                (707,229)       (739,423)        (75,961)       (105,476)        441,238         272,479
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,364,098       1,345,723          50,151         136,763         510,245         305,686

NET ASSETS AT BEGINNING OF PERIOD       27,568,168      26,222,445       6,818,340       6,681,577         305,686               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   28,932,266  $   27,568,168  $    6,868,491  $    6,818,340  $      815,931  $      305,686
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               1,348,821       1,367,762         419,724         413,572          26,645               -
      Units issued                          68,892          95,672          61,929         103,526          47,582          36,200
      Units redeemed                       (82,735)       (114,613)        (62,617)        (97,374)        (11,103)         (9,555)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               1,334,978       1,348,821         419,036         419,724          63,124          26,645
                                    ==============  ==============  ==============  ==============  ==============  ==============

(b)  Previously known as Flexible Income
(c)  Previously known as Capital Appreciation
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Janus Aspen                     Janus Aspen                     Janus Aspen
                                                Series                          Series                          Series
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                              Large Cap                                                        Worldwide
                                              Growth (d)                    Mid Cap Growth                      Growth
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (14,478) $      (80,866) $     (114,197) $     (112,398) $      331,049  $      203,970
Net realized gains (losses)               (375,131)     (1,038,606)     (1,131,439)     (3,260,011)       (104,768)       (314,525)
Change in unrealized gains (losses)      1,589,896       2,353,234       5,035,593       9,007,675       1,545,812       1,578,755
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                        1,200,287       1,233,762       3,789,957       5,635,266       1,772,093       1,468,200
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 4,920,976       5,700,959       4,860,092       5,496,032       5,093,720       6,078,893
Benefit payments                           (72,311)       (469,790)        (65,117)       (224,324)        (64,421)        (48,522)
Payments on termination                 (1,620,046)     (2,069,212)     (1,974,205)     (1,634,306)     (2,060,163)     (1,824,531)
Loans - net                               (449,589)       (202,572)       (353,315)       (282,918)       (305,226)       (461,418)
Records maintenance charge              (2,958,036)     (3,150,211)     (3,090,983)     (3,057,439)     (3,174,107)     (3,382,363)
Transfers among the sub-accounts
  and with the Fixed Account - net      (1,118,140)     (2,026,192)     (1,813,273)        (72,020)     (1,965,967)     (3,481,958)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions              (1,297,146)     (2,217,018)     (2,436,801)        225,025      (2,476,164)     (3,119,899)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          (96,859)       (983,256)      1,353,156       5,860,291        (704,071)     (1,651,699)

NET ASSETS AT BEGINNING OF PERIOD       32,196,050      33,179,306      34,732,305      28,872,014      35,339,155      36,990,854
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $   32,099,191  $   32,196,050  $   36,085,461  $   34,732,305  $   34,635,084  $   35,339,155
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                               2,081,107       2,175,699       1,999,765       1,938,016       2,163,771       2,279,360
      Units issued                         110,911         214,497         148,500         353,942         109,415         122,314
      Units redeemed                      (164,175)       (309,089)       (272,397)       (292,193)       (227,443)       (237,903)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                               2,027,843       2,081,107       1,875,868       1,999,765       2,045,743       2,163,771
                                    ==============  ==============  ==============  ==============  ==============  ==============

(d)  Previously known as Growth

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Janus Aspen                     Janus Aspen                     Janus Aspen
                                               Series                          Series                          Series
                                              (Service                        (Service                        (Service
                                               Shares)                         Shares)                         Shares)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               Balanced                     Foreign Stock                   Mid Cap Value
                                               (Service                        (Service                        (Service
                                               Shares)                         Shares)                         Shares)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005          2004 (m)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       24,458  $       12,342  $       19,585  $       (7,468) $       20,359  $          172
Net realized gains (losses)                  2,128           1,049         287,917         163,806          11,572             972
Change in unrealized gains (losses)         63,153          27,247         (70,608)        454,141           3,776           5,252
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           89,739          40,638         236,894         610,479          35,707           6,396
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 1,018,308         656,407         704,324         664,095         447,105          94,034
Benefit payments                                 -            (675)        (50,552)         (3,673)              -               -
Payments on termination                    (19,990)         (4,125)       (168,097)       (136,906)        (12,338)            (11)
Loans - net                                (28,425)            (77)        (30,035)        (26,351)           (114)              -
Records maintenance charge                (350,483)       (174,488)       (369,580)       (270,437)       (143,677)        (17,654)
Transfers among the sub-accounts
  and with the Fixed Account - net          20,942         (11,641)       (639,642)      1,671,092         175,478          17,040
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 640,352         465,401        (553,582)      1,897,820         466,454          93,409
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          730,091         506,039        (316,688)      2,508,299         502,161          99,805

NET ASSETS AT BEGINNING OF PERIOD          671,172         165,133       4,654,830       2,146,531          99,805               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    1,401,263  $      671,172  $    4,338,142  $    4,654,830  $      601,966  $       99,805
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  53,119          14,153         381,580         207,657           8,728               -
      Units issued                          53,888          41,865         123,896         279,302          42,251          11,738
      Units redeemed                        (3,996)         (2,899)       (169,008)       (105,379)         (3,124)         (3,010)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 103,011          53,119         336,468         381,580          47,855           8,728
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                              Janus Aspen             Janus Aspen             Janus Aspen
                                                Series                  Series                  Series
                                               (Service                (Service                (Service
                                                Shares)                 Shares)                 Shares)
                                              Sub-Account             Sub-Account             Sub-Account
                                    ------------------------------  --------------  ------------------------------
                                                                                               Worldwide
                                             Risk-Managed            Small Company              Growth
                                             Core (Service          Value (Service             (Service
                                                Shares)                 Shares)                 Shares)
                                    ------------------------------  --------------  ------------------------------
                                         2005          2004 (m)        2005 (e)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       10,196  $           63  $            -  $        6,883  $        3,676
Net realized gains (losses)                 20,109             475              71           1,060             494
Change in unrealized gains (losses)        (24,362)           (237)             51          25,718          19,091
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            5,943             301             122          33,661          23,261
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   148,393           8,397          66,552         285,182         411,744
Benefit payments                                 -               -               -               -               -
Payments on termination                       (815)              -               -          (7,649)         (2,385)
Loans - net                                     (1)              -               -            (882)         (1,862)
Records maintenance charge                 (35,816)         (1,584)         (9,974)       (113,612)        (97,914)
Transfers among the sub-accounts
  and with the Fixed Account - net          56,838             933           8,100         (30,136)        (34,745)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 168,599           7,746          64,678         132,903         274,838
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          174,542           8,047          64,800         166,564         298,099

NET ASSETS AT BEGINNING OF PERIOD            8,047               -               -         460,713         162,614
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      182,589  $        8,047  $       64,800  $      627,277  $      460,713
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     701               -               -          32,763          12,087
      Units issued                          20,056             719           8,604          11,642          24,786
      Units redeemed                        (6,417)            (18)         (2,752)         (2,150)         (4,110)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  14,340             701           5,852          42,255          32,763
                                    ==============  ==============  ==============  ==============  ==============

(e)  For period beginning April 29, 2005 and ended December 31, 2005
(m)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                                Lazard
                                              Retirement             LSA Variable    LSA Variable    LSA Variable
                                             Series, Inc.            Series Trust    Series Trust    Series Trust
                                              Sub-Account             Sub-Account     Sub-Account     Sub-Account
                                    ------------------------------  --------------  --------------  --------------
                                               Emerging             LSA Aggressive                     LSA Basic
                                                Markets                 Growth       LSA Balanced        Value
                                    ------------------------------  --------------  --------------  --------------
                                         2005            2004          2004 (p)        2004 (q)        2004 (n)
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        1,043  $          655  $         (639) $           23  $       (1,384)
Net realized gains (losses)                 50,125             492          52,119          85,005         545,658
Change in unrealized gains (losses)         71,261          49,282         (40,127)        (76,456)       (501,554)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          122,429          50,429          11,353           8,572          42,720
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   168,301         121,557          54,244         134,391         345,686
Benefit payments                                 -             (36)              -               -          (1,004)
Payments on termination                     (7,554)         (1,759)            (63)         (6,914)        (21,987)
Loans - net                                 (3,433)              -             117           1,545         (10,732)
Records maintenance charge                 (84,592)        (39,538)        (19,022)        (45,831)       (107,147)
Transfers among the sub-accounts
  and with the Fixed Account - net         (67,348)        198,864        (434,870)     (1,042,266)     (2,833,512)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                   5,374         279,088        (399,594)       (959,075)     (2,628,696)
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          127,803         329,517        (388,241)       (950,503)     (2,585,976)

NET ASSETS AT BEGINNING OF PERIOD          353,749          24,232         388,241         950,503       2,585,976
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      481,552  $      353,749  $            -  $            -  $            -
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  16,728           1,497          37,819          86,686         234,982
      Units issued                           9,143          15,687           4,803          27,809          53,938
      Units redeemed                        (9,695)           (456)        (42,622)       (114,495)       (288,920)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  16,176          16,728               -               -               -
                                    ==============  ==============  ==============  ==============  ==============

(p) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(q)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(n)  On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------

                                     LSA Variable     LSA Variable     LSA Variable     LSA Variable     LSA Variable
                                     Series Trust     Series Trust     Series Trust     Series Trust     Series Trust
                                      Sub-Account      Sub-Account      Sub-Account      Sub-Account      Sub-Account
                                    ---------------  ---------------  ---------------  ---------------  ---------------

                                                       LSA Capital      LSA Capital    LSA Diversified   LSA Emerging
                                     LSA Blue Chip    Appreciation        Growth           Mid-Cap       Growth Equity
                                    ---------------  ---------------  ---------------  ---------------  ---------------
                                       2004 (r)         2004 (o)         2004 (s)         2004 (t)         2004 (u)
                                    ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          (340) $          (519) $          (229) $        (1,307) $          (942)
Net realized gains (losses)                  15,711           30,720            7,743          160,577          158,026
Change in unrealized gains (losses)         (19,993)         (24,653)         (10,191)        (154,445)        (100,118)
                                    ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
  from operations                            (4,622)           5,548           (2,677)           4,825           56,966
                                    ---------------  ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                     66,305           46,141           44,519          144,296          173,999
Benefit payments                             (4,180)               -                -                -                -
Payments on termination                        (383)            (878)          (1,356)          (5,179)         (22,743)
Loans - net                                    (132)              78              (22)            (193)          (4,165)
Records maintenance charge                  (18,715)         (11,844)          (8,306)         (45,905)         (33,373)
Transfers among the sub-accounts
  and with the Fixed Account - net         (228,661)        (348,109)        (117,705)      (1,206,051)      (1,201,999)
                                    ---------------  ---------------  ---------------  ---------------  ---------------

Increase (decrease) in net assets
  from policy transactions                 (185,766)        (314,612)         (82,870)      (1,113,032)      (1,088,281)
                                    ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS          (190,388)        (309,064)         (85,547)      (1,108,207)      (1,031,315)

NET ASSETS AT BEGINNING OF PERIOD           190,388          309,064           85,547        1,108,207        1,031,315
                                    ---------------  ---------------  ---------------  ---------------  ---------------

NET ASSETS AT END OF PERIOD         $             -  $             -  $             -  $             -  $             -
                                    ===============  ===============  ===============  ===============  ===============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   18,056           28,908            8,275          101,229          101,689
      Units issued                            4,575            5,154           24,475           27,627           46,710
      Units redeemed                        (22,631)         (34,062)         (32,750)        (128,856)        (148,399)
                                    ---------------  ---------------  ---------------  ---------------  ---------------
  Units outstanding at end of
    period                                        -                -                -                -                -
                                    ===============  ===============  ===============  ===============  ===============

(r)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(o)  On April 30, 2004, LSA Capital Appreciation merged into Capital
     Appreciation
(s)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(t) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(u) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                                                                             MFS Variable
                                     LSA Variable    LSA Variable    LSA Variable              Insurance
                                     Series Trust    Series Trust    Series Trust                Trust
                                      Sub-Account     Sub-Account     Sub-Account             Sub-Account
                                    --------------  --------------  --------------  ------------------------------

                                      LSA Equity      LSA Mid Cap      LSA Value             MFS Emerging
                                        Growth           Value          Equity               Growth Series
                                    --------------  --------------  --------------  ------------------------------
                                       2004 (v)        2004 (w)        2004 (x)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $         (303) $       (5,160) $        2,890  $            -  $            -
Net realized gains (losses)                 17,473       1,000,856          31,429         (68,236)        (69,146)
Change in unrealized gains (losses)        (18,113)       (986,720)        (90,454)        606,016         734,107
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                             (943)          8,976         (56,135)        537,780         664,961
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                    28,126         487,482         213,123       1,165,471       1,352,816
Benefit payments                                 -          (3,657)           (741)        (22,764)         (3,030)
Payments on termination                     (1,407)        (83,453)        (28,196)       (234,640)       (197,962)
Loans - net                                     39         (14,094)         (1,200)        (65,763)        (39,205)
Records maintenance charge                  (7,164)       (157,517)        (35,214)       (579,335)       (593,166)
Transfers among the sub-accounts
  and with the Fixed Account - net        (158,972)     (5,425,143)       (710,799)       (373,044)       (116,451)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                (139,378)     (5,196,382)       (563,027)       (110,075)        403,002
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (140,321)     (5,187,406)       (619,162)        427,705       1,067,963

NET ASSETS AT BEGINNING OF PERIOD          140,321       5,187,406         619,162       5,951,329       4,883,366
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $            -  $            -  $    6,379,034  $    5,951,329
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  14,191         415,618          58,416         547,642         507,599
      Units issued                           6,370         109,909         133,728          48,387          67,830
      Units redeemed                       (20,561)       (525,527)       (192,144)        (58,432)        (27,787)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -               -               -         537,597         547,642
                                    ==============  ==============  ==============  ==============  ==============

(v)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(w) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(x)  On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                             MFS Investors
                                               MFS High                      Growth Stock                   MFS Investors
                                            Income Series                       Series                       Trust Series
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005          2004 (m)          2005          2004 (m)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        3,522  $            -  $          278  $            -  $       20,127  $       19,593
Net realized gains (losses)                   (108)              9             225              35          16,651         (19,282)
Change in unrealized gains (losses)           (973)            673           6,031           1,519         227,306         357,957
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            2,441             682           6,534           1,554         264,084         358,268
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   148,980          29,519         137,533          36,593         677,757         685,734
Benefit payments                                 -               -               -               -            (566)        (41,445)
Payments on termination                       (300)              -            (196)            (33)       (174,305)        (97,331)
Loans - net                                   (467)              -          (5,999)              -         (21,380)        (11,107)
Records maintenance charge                 (45,013)         (5,695)        (38,843)         (4,992)       (350,088)       (358,121)
Transfers among the sub-accounts
  and with the Fixed Account - net           8,385             248           1,012             630         (49,449)        120,236
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 111,585          24,072          93,507          32,198          81,969         297,966
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          114,026          24,754         100,041          33,752         346,053         656,234

NET ASSETS AT BEGINNING OF PERIOD           24,754               -          33,752               -       3,600,215       2,943,981
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      138,780  $       24,754  $      133,793  $       33,752  $    3,946,268  $    3,600,215
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   2,282               -           3,070               -         332,535         302,796
      Units issued                          11,034           2,328           9,559           3,145          26,410         173,864
      Units redeemed                          (792)            (46)           (982)            (75)        (19,286)       (144,125)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  12,524           2,282          11,647           3,070         339,659         332,535
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             MFS Variable                    MFS Variable                    MFS Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                               MFS New
                                              Discovery                      MFS Research                     MFS Total
                                                Series                          Series                      Return Series
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $            -  $            -  $       15,501  $       21,602  $      290,159  $      163,855
Net realized gains (losses)                 40,599           6,638         (30,908)        (33,858)        608,261          42,230
Change in unrealized gains (losses)        276,906         350,297         187,579         363,611        (461,395)      1,117,741
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          317,505         356,935         172,172         351,355         437,025       1,323,826
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 1,420,777       1,633,394         387,939         456,835       2,905,818       3,510,105
Benefit payments                            (9,413)            (95)              -         (22,328)        (34,187)         (4,678)
Payments on termination                   (200,076)       (190,664)        (62,225)        (55,009)       (365,251)       (309,060)
Loans - net                                (43,776)        (58,743)        (12,364)         (5,019)        (35,990)        (48,431)
Records maintenance charge                (622,623)       (592,130)       (201,129)       (185,557)     (1,036,070)       (827,389)
Transfers among the sub-accounts
  and with the Fixed Account - net        (268,528)        (57,729)       (844,303)        696,936       1,086,079         508,287
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 276,361         734,033        (732,082)        885,858       2,520,399       2,828,834
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          593,866       1,090,968        (559,910)      1,237,213       2,957,424       4,152,660

NET ASSETS AT BEGINNING OF PERIOD        5,659,984       4,569,016       3,185,761       1,948,548      13,520,921       9,368,261
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    6,253,850  $    5,659,984  $    2,625,851  $    3,185,761  $   16,478,345  $   13,520,921
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 315,687         271,449         282,541         200,205         861,633         664,617
      Units issued                          56,640          69,392          97,619         102,514         189,974         235,539
      Units redeemed                       (40,902)        (25,154)       (164,126)        (20,178)        (30,302)        (38,523)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 331,425         315,687         216,034         282,541       1,021,305         861,633
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                                             MFS Variable
                                             MFS Variable                    MFS Variable                     Insurance
                                              Insurance                       Insurance                     Trust (Service
                                                Trust                           Trust                           Class)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                                                                                MFS New
                                            MFS Utilities                     MFS Value                    Discovery Series
                                                Series                          Series                     (Service Class)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005          2004 (m)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        1,987  $        1,598  $        1,491  $            -  $       (5,572) $       (5,228)
Net realized gains (losses)                  8,056           1,838          11,329              14         (50,509)         70,843
Change in unrealized gains (losses)         49,825          37,570           3,208           3,278         (34,288)         31,907
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           59,868          41,006          16,028           3,292         (90,369)         97,522
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   197,926         167,230         227,965          47,629          64,022          70,437
Benefit payments                                 -               -               -               -            (179)              -
Payments on termination                     (8,806)         (2,982)         (3,834)            (41)         (9,332)        (34,440)
Loans - net                                (11,616)         (4,878)         (3,687)              -          (1,874)         (6,149)
Records maintenance charge                 (81,131)        (41,352)        (64,284)         (7,543)        (48,026)        (45,209)
Transfers among the sub-accounts
  and with the Fixed Account - net         157,657          10,577          36,422          25,146      (1,081,881)        333,317
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 254,030         128,595         192,582          65,191      (1,077,270)        317,956
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          313,898         169,601         208,610          68,483      (1,167,639)        415,478

NET ASSETS AT BEGINNING OF PERIOD          213,151          43,550          68,483               -       1,674,515       1,259,037
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $      527,049  $      213,151  $      277,093  $       68,483  $      506,876  $    1,674,515
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  11,726           3,120           6,047               -         159,599         126,559
      Units issued                          15,627           9,427          33,890           6,114          11,466         131,918
      Units redeemed                        (2,536)           (821)        (16,999)            (67)       (124,746)        (98,878)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  24,817          11,726          22,938           6,047          46,319         159,599
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                     Oppenheimer               Oppenheimer                   Oppenheimer
                                      Variable                  Variable                      Variable
                                    Account Funds            Account Funds                  Account Funds
                                     Sub-Account              Sub-Account                    Sub-Account
                                    --------------  ------------------------------  ------------------------------
                                                                                              Oppenheimer
                                     Oppenheimer              Oppenheimer                     Main Street
                                     Aggressive                 Global                         Small Cap
                                       Growth                 Securities                        Growth
                                    --------------  ------------------------------  ------------------------------
                                       2005 (e)          2005          2004 (m)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $            -  $        3,245  $            -  $            -  $            -
Net realized gains (losses)                      8          12,842             511          36,014          (4,467)
Change in unrealized gains (losses)          1,581         103,280          29,465         136,542          96,739
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            1,589         119,367          29,976         172,556          92,272
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                    56,168         885,021         192,954       1,311,002         746,673
Benefit payments                                 -             (82)              -          (1,021)            (54)
Payments on termination                        (45)         (4,164)            (29)        (23,978)         (3,423)
Loans - net                                      -          (4,262)         (1,193)        (34,102)         (1,884)
Records maintenance charge                  (7,926)       (239,321)        (24,333)       (425,713)       (170,716)
Transfers among the sub-accounts
  and with the Fixed Account - net             451         191,967          69,806         333,457          68,278
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                  48,648         829,159         237,205       1,159,645         638,874
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           50,237         948,526         267,181       1,332,201         731,146

NET ASSETS AT BEGINNING OF PERIOD                -         267,181               -         847,984         116,838
                                    --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $       50,237  $    1,215,707  $      267,181  $    2,180,185  $      847,984
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -          22,765               -          46,336           7,624
      Units issued                           4,282          82,913          23,434          68,309          49,822
      Units redeemed                           (44)        (14,864)           (669)         (6,265)        (11,110)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   4,238          90,814          22,765         108,380          46,336
                                    ==============  ==============  ==============  ==============  ==============

(e)  For period beginning April 29, 2005 and ended December 31, 2005
(m)  For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                             Oppenheimer
                                               Variable                                                     Panorama Series
                                            Account Funds                                                     Fund, Inc.
                                            (Service Class                 Panorama Series                  (Service Class
                                               ("SC"))                        Fund, Inc.                       ("SC"))
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                             Oppenheimer
                                             Main Street                     Oppenheimer                     Oppenheimer
                                              Small Cap                     International                   International
                                             Growth (SC)                        Growth                       Growth (SC)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (27,257) $      (22,277) $        2,311  $          994  $        5,423  $       14,338
Net realized gains (losses)                525,945         165,355           1,010           1,167          94,607         (23,168)
Change in unrealized gains (losses)        153,249         548,406          41,405          32,575          80,057         137,075
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          651,937         691,484          44,726          34,736         180,087         128,245
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   762,794         748,434         140,360         235,517         117,802          95,180
Benefit payments                           (50,287)        (14,829)           (341)              -               -         (10,675)
Payments on termination                   (222,099)       (242,857)         (3,923)         (1,562)       (142,609)        (30,559)
Loans - net                                (21,470)        (11,544)         (3,879)              -          (5,392)        (25,149)
Records maintenance charge                (443,635)       (331,939)        (64,526)        (47,577)        (92,386)        (61,952)
Transfers among the sub-accounts
  and with the Fixed Account - net         354,646       2,620,269          22,253         (15,718)       (180,399)      1,163,430
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 379,949       2,767,534          89,944         170,660        (302,984)      1,130,275
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,031,886       3,459,018         134,670         205,396        (122,897)      1,258,520

NET ASSETS AT BEGINNING OF PERIOD        6,064,330       2,605,312         246,672          41,276       1,910,803         652,283
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    7,096,216  $    6,064,330  $      381,342  $      246,672  $    1,787,906  $    1,910,803
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 451,294         229,622          12,108           2,388         160,723          63,823
      Units issued                         197,499         471,382           4,670          10,812          90,349         237,546
      Units redeemed                      (166,733)       (249,710)           (368)         (1,092)       (119,328)       (140,646)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 482,060         451,294          16,410          12,108         131,744         160,723
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            PIMCO Advisors                  PIMCO Advisors                  PIMCO Advisors
                                               Variable                        Variable                        Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            NFJ Small Cap
                                                Value                       OpCap Balanced              OpCap Renaissance (g)
                                    ------------------------------  ------------------------------  ------------------------------
                                       2005 (f)        2004 (m)          2005        2004 (m) (q)        2005          2004 (m)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        2,700  $        4,180  $          479  $       (3,325) $            -  $        2,127
Net realized gains (losses)                  1,374             633          75,106          18,338           2,212              89
Change in unrealized gains (losses)        (10,259)         10,259         (36,082)        116,516            (927)          2,288
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           (6,185)         15,072          39,503         131,529           1,285           4,504
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   115,983         144,882         428,547         352,880         162,404          41,518
Benefit payments                                 -               -            (399)         (1,119)              -               -
Payments on termination                        (10)              -         (90,219)        (61,566)           (747)              -
Loans - net                                      -               -          (6,729)        (28,077)           (985)              -
Records maintenance charge                 (31,128)        (18,457)       (195,478)       (129,043)        (43,841)         (6,949)
Transfers among the sub-accounts
  and with the Fixed Account - net        (308,162)         88,005          20,889       1,202,764          (6,558)         18,084
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                (223,317)        214,430         156,611       1,335,839         110,273          52,653
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (229,502)        229,502         196,114       1,467,368         111,558          57,157

NET ASSETS AT BEGINNING OF PERIOD          229,502               -       1,467,368               -          57,157               -
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $            -  $      229,502  $    1,663,482  $    1,467,368  $      168,715  $       57,157
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  18,887               -         134,836               -           4,946               -
      Units issued                          12,545          21,362          39,551         178,230          11,801           5,148
      Units redeemed                       (31,432)         (2,475)        (25,293)        (43,394)         (1,455)           (202)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                       -          18,887         149,094         134,836          15,292           4,946
                                    ==============  ==============  ==============  ==============  ==============  ==============

(f)  For period beginning January 1, 2005 and ended May 1, 2005
(g)  Previously known as PEA Renaissance
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(q)  On April 30, 2004, LSA Balanced merged into OpCap Balanced

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            PIMCO Advisors                  PIMCO Advisors
                                               Variable                        Variable                     PIMCO Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                             OpCap Small                   PEA Science and
                                                 Cap                          Technology                     Foreign Bond
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004          2005 (f)          2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $      (13,045) $      (11,294) $            -  $            -  $       74,437  $       32,445
Net realized gains (losses)                634,676         446,890         (70,314)        213,005          55,065          61,099
Change in unrealized gains (losses)       (591,106)        190,782         (70,848)       (198,496)         27,614           8,869
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           30,525         626,378        (141,162)         14,509         157,116         102,413
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   938,005         978,717         138,605         553,971         510,794         374,355
Benefit payments                            (1,273)         (1,687)           (936)           (137)           (689)         (2,906)
Payments on termination                   (137,986)       (114,822)         (6,350)        (58,344)        (85,096)        (66,004)
Loans - net                                (24,412)        (32,630)           (920)         (3,200)        (13,342)        (39,558)
Records maintenance charge                (425,601)       (373,768)        (56,517)       (173,003)       (253,735)       (172,216)
Transfers among the sub-accounts
  and with the Fixed Account - net         567,393        (424,975)     (1,027,089)     (1,040,221)         67,124         461,641
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 916,126          30,835        (953,207)       (720,934)        225,056         555,312
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          946,651         657,213      (1,094,369)       (706,425)        382,172         657,725

NET ASSETS AT BEGINNING OF PERIOD        4,313,726       3,656,513       1,094,369       1,800,794       2,744,686       2,086,961
                                    --------------  --------------  --------------  --------------  --------------  --------------

NET ASSETS AT END OF PERIOD         $    5,260,377  $    4,313,726  $            -  $    1,094,369  $    3,126,858  $    2,744,686
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 356,329         355,998         129,448         202,136         241,045         193,094
      Units issued                         138,602         177,380           8,341         101,805         247,662         200,089
      Units redeemed                       (60,230)       (177,049)       (137,789)       (174,493)       (227,015)       (152,138)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 434,701         356,329               -         129,448         261,692         241,045
                                    ==============  ==============  ==============  ==============  ==============  ==============

(f)  For period beginning January 1, 2005 and ended May 1, 2005

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            PIMCO Variable                  PIMCO Variable                  PIMCO Variable
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                                                              PIMCO Real                     PIMCO Total
                                             Money Market                       Return                          Return
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005          2004 (m)          2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       54,293  $        7,253  $        8,406  $          212  $      325,314  $      108,520
Net realized gains (losses)                      -               -           3,726           1,837         159,316         143,370
Change in unrealized gains (losses)              -               -          (6,921)           (332)       (270,338)         44,354
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           54,293           7,253           5,211           1,717         214,292         296,244
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                 1,493,646       1,027,388         431,355          51,638       2,029,075       1,969,256
Benefit payments                              (132)              -               -               -         (15,043)        (10,600)
Payments on termination                    (14,309)         (1,222)        (12,352)              -        (549,231)       (156,933)
Loans - net                                 (4,101)         (1,707)              -               -         (37,780)        (85,950)
Records maintenance charge                (378,506)       (212,465)       (106,833)         (8,511)       (980,777)       (751,967)
Transfers among the sub-accounts
  and with the Fixed Account - net         (41,850)       (477,728)        139,082          19,525          94,475       2,546,505
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               1,054,748         334,266         451,252          62,652         540,719       3,510,311
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,109,041         341,519         456,463          64,369         755,011       3,806,555

NET ASSETS AT BEGINNING OF PERIOD          655,606         314,087          64,369             -         9,055,969       5,249,414
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $    1,764,647  $      655,606  $      520,832  $       64,369  $    9,810,980  $    9,055,969
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  64,615          31,231           5,938               -         777,966         471,617
      Units issued                         238,418         152,452          58,822           5,957         421,997         448,619
      Units redeemed                      (133,777)       (119,068)        (17,690)            (19)       (376,039)       (142,270)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 169,256          64,615          47,070           5,938         823,924         777,966
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                           Putnam Variable                 Putnam Variable                 Putnam Variable
                                                Trust                      Trust (Class IA)                Trust (Class IA)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                                  VT
                                            International                                                  VT International
                                              Growth and                    VT High Yield                     Growth and
                                                Income                        (Class IA)                  Income (Class IA)
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       10,259  $        9,419  $       22,929  $        9,689  $        2,272  $        1,016
Net realized gains (losses)                289,184         130,406             (54)          3,184           1,201             839
Change in unrealized gains (losses)        167,032         116,365         (11,470)          7,942          41,082          24,870
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          466,475         256,190          11,405          20,815          44,555          26,725
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   235,757         134,838         200,773         247,234          94,855         129,673
Benefit payments                               (74)              -            (333)              -               -               -
Payments on termination                    (84,798)        (37,108)         (5,234)         (1,708)         (3,029)         (2,221)
Loans - net                                (26,524)        (37,394)         (8,417)           (638)           (680)              -
Records maintenance charge                (166,851)        (76,539)        (87,138)        (77,980)        (40,545)        (25,904)
Transfers among the sub-accounts
  and with the Fixed Account - net         783,479         323,480           1,995         (65,980)        109,701          22,828
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 740,989         307,277         101,646         100,928         160,302         124,376
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        1,207,464         563,467         113,051         121,743         204,857         151,101

NET ASSETS AT BEGINNING OF PERIOD        1,727,860       1,164,393         251,312         129,569         194,102          43,001
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $    2,935,324  $    1,727,860  $      364,363  $      251,312  $      398,959  $      194,102
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 126,664         102,911          18,329          10,488          10,666           2,867
      Units issued                         229,062          97,846           8,000          14,151           8,954           8,466
      Units redeemed                      (167,100)        (74,093)           (645)         (6,310)           (446)           (667)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 188,626         126,664          25,684          18,329          19,174          10,666
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                                                                Salomon                         Salomon
                                                                               Brothers                        Brothers
                                                                               Variable                        Variable
                                                Rydex                       Series Funds,                   Series Funds,
                                            Variable Trust                       Inc.                            Inc.
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                             Rydex Sector                                                     High Yield
                                               Rotation                        All Cap                           Bond
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005          2004 (m)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $            -  $            -  $        4,404  $        1,968  $       26,076  $        8,090
Net realized gains (losses)                  3,196              70           4,718           1,113           5,590               8
Change in unrealized gains (losses)         22,223          12,080          12,146          21,794         (19,174)         (2,258)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           25,419          12,150          21,268          24,875          12,492           5,840
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   105,881          81,365         288,090         360,226         321,376         119,350
Benefit payments                                 -               -             (92)              -               -               -
Payments on termination                     (1,311)         (1,573)         (9,477)         (1,777)         (6,946)              -
Loans - net                                 (4,169)              -          (7,404)         (8,589)              -               -
Records maintenance charge                 (32,096)        (17,303)       (115,533)        (77,814)        (99,205)        (13,679)
Transfers among the sub-accounts
  and with the Fixed Account - net           9,492          (2,461)        (49,595)        (27,209)         77,969          25,940
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                  77,797          60,028         105,989         244,837         293,194         131,611
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          103,216          72,178         127,257         269,712         305,686         137,451

NET ASSETS AT BEGINNING OF PERIOD          130,573          58,395         389,150         119,438         137,451               -
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $      233,789  $      130,573  $      516,407  $      389,150  $      443,137  $      137,451
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   8,623           4,269          24,167           8,034          12,438               -
      Units issued                           6,277           4,950          10,998          19,485          43,472          12,466
      Units redeemed                        (1,322)           (596)         (4,342)         (3,352)        (17,282)            (28)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  13,578           8,623          30,823          24,167          38,628          12,438
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Salomon
                                               Brothers                        Scudder                         Scudder
                                               Variable                        Variable                        Variable
                                            Series Funds,                     Insurance                       Insurance
                                                 Inc.                      Trust (Class A)                 Trust (Class A)
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                                                              EAFE Equity                      Equity 500
                                              Investors                    Index (Class A)                 Index (Class A)
                                    ------------------------------  ------------------------------  ------------------------------
                                          2005       2004 (m) (x)      2005 (h)          2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        9,893  $       15,901  $        3,307  $        2,136  $       22,914  $        9,757
Net realized gains (losses)                 29,458          56,323          20,778             237          26,173           2,055
Change in unrealized gains (losses)         13,923          99,704         (22,555)         17,225          32,846          90,875
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           53,274         171,928           1,530          19,598          81,933         102,687
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   257,134         244,872          42,789          79,747         872,247       1,402,434
Benefit payments                                 -               -               -               -               -         (30,218)
Payments on termination                    (38,913)        (15,846)           (499)           (557)        (15,311)         (9,577)
Loans - net                                 (6,297)         (1,128)         (1,052)           (170)           (447)           (810)
Records maintenance charge                (117,467)        (94,306)        (14,759)        (20,948)       (394,703)       (403,375)
Transfers among the sub-accounts
  and with the Fixed Account - net        (402,143)        964,251        (163,265)           (763)       (288,701)        (17,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                (307,686)      1,097,843        (136,786)         57,309         173,085         941,197
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS         (254,412)      1,269,771        (135,256)         76,907         255,018       1,043,884

NET ASSETS AT BEGINNING OF PERIOD        1,269,771               -         135,256          58,349       1,315,918         272,034
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $    1,015,359  $    1,269,771  $            -  $      135,256  $    1,570,936  $    1,315,918
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 115,160               -           7,847           4,031          87,600          20,027
      Units issued                          15,449         210,159           1,620           4,021          31,869          79,334
      Units redeemed                       (44,135)        (94,999)         (9,467)           (205)        (19,564)        (11,761)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  86,474         115,160               -           7,847          99,905          87,600
                                    ==============  ==============  ==============  ==============  ==============  ==============

(h) For period beginning January 1, 2005 and ended July 25, 2005
(m) For period beginning April 30, 2004 and ended December 31, 2004
(x) On April 30, 2004, LSA Value Equity merged into Investors

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Scudder
                                               Variable                        Scudder                         Scudder
                                              Insurance                        Variable                        Variable
                                           Trust (Class A)                     Series I                        Series I
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                           Small Cap Index
                                              (Class A)                        Balanced                          Bond
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004          2005 (i)          2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        2,799  $          938  $      102,316  $       49,486  $      247,987  $      266,185
Net realized gains (losses)                 16,991           1,830        (139,131)          5,213          99,965          69,879
Change in unrealized gains (losses)          8,963          49,457         (54,242)        145,992        (170,238)         17,602
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           28,753          52,225         (91,057)        200,691         177,714         353,666
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   242,659         234,903         247,675         902,212       1,613,576       1,839,635
Benefit payments                              (267)              -            (406)           (512)        (11,682)        (30,877)
Payments on termination                     (5,737)         (1,836)        (49,344)       (134,045)       (284,341)       (297,445)
Loans - net                                    (95)              -          (2,619)        (23,790)        (44,632)        (95,805)
Records maintenance charge                 (87,942)        (69,500)       (139,866)       (413,322)       (753,556)       (786,641)
Transfers among the sub-accounts
  and with the Fixed Account - net          13,890           4,300      (3,328,939)        (43,742)         35,455          15,329
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 162,508         167,867      (3,273,499)        286,801         554,820         644,196
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          191,261         220,092      (3,364,556)        487,492         732,534         997,862

NET ASSETS AT BEGINNING OF PERIOD          377,910         157,818       3,364,556       2,877,064       7,085,428       6,087,566
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $      569,171  $      377,910      $        -  $    3,364,556  $    7,817,962  $    7,085,428
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  20,491          10,077         272,664         248,919         477,581         428,697
      Units issued                          11,827          11,570          15,352          53,016         116,279         205,420
      Units redeemed                        (2,718)         (1,156)       (288,016)        (29,271)        (77,770)       (156,536)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  29,600          20,491               -         272,664         516,090         477,581
                                    ==============  ==============  ==============  ==============  ==============  ==============

(i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Scudder                         Scudder                         Scudder
                                               Variable                        Variable                        Variable
                                               Series I                        Series I                        Series I
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                                Global                        Growth and
                                              Discovery                         Income                      International
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005            2004            2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       26,035  $        8,388  $       23,673  $       11,464  $       36,077  $       19,143
Net realized gains (losses)                244,255          97,015          11,975           2,822          40,979         (21,723)
Change in unrealized gains (losses)        515,975         559,987          79,869         142,152         232,892         243,897
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          786,265         665,390         115,517         156,438         309,948         241,317
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   681,946         701,330         361,114         453,795         322,128         356,428
Benefit payments                            (1,971)              -               -          (1,467)         (7,510)        (23,764)
Payments on termination                   (169,908)       (198,310)        (93,980)        (58,728)        (83,003)        (33,295)
Loans - net                                (39,295)        (26,394)        (12,135)         (4,183)        (12,678)         (4,167)
Records maintenance charge                (376,395)       (301,063)       (173,576)       (173,158)       (166,260)       (160,004)
Transfers among the sub-accounts
  and with the Fixed Account - net         103,847         404,552          (4,639)         16,797         239,450        (138,917)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 198,224         580,115          76,784         233,056         292,127          (3,719)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          984,489       1,245,505         192,301         389,494         602,075         237,598

NET ASSETS AT BEGINNING OF PERIOD        3,986,768       2,741,263       1,774,367       1,384,873       1,680,370       1,442,772
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $    4,971,257  $    3,986,768  $    1,966,668  $    1,774,367  $    2,282,445  $    1,680,370
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 211,091         179,029         169,783         145,974         158,498         158,583
      Units issued                          63,122          81,441          21,247          43,166          97,197          34,043
      Units redeemed                       (51,500)        (49,379)        (13,611)        (19,357)        (70,367)        (34,128)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 222,713         211,091         177,419         169,783         185,328         158,498
                                    ==============  ==============  ==============  ==============  ==============  ==============

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------

                                       Scudder                  Strong                     Strong Variable
                                       Variable               Opportunity                      Insurance
                                      Series II              Fund II, Inc.                    Funds, Inc.
                                     Sub-Account              Sub-Account                     Sub-Account
                                    --------------  ------------------------------  ------------------------------

                                                             Opportunity                    MidCap Growth
                                     Total Return              Fund II                         Fund II
                                    --------------  ------------------------------  --------------  --------------
                                     2005 (e) (i)      2005 (j)          2004          2005 (k)         2004
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       (2,014) $            -  $            -  $            -  $            -
Net realized gains (losses)                  9,456         971,053          72,835        (192,820)       (492,532)
Change in unrealized gains (losses)        224,931      (1,312,804)      1,070,355          41,278       1,016,029
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                          232,373        (341,751)      1,143,190        (151,542)        523,497
                                    --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   522,478         391,761       1,562,808         220,290         902,306
Benefit payments                            (1,405)         (5,314)         (2,337)              -          (1,683)
Payments on termination                   (131,163)        (76,158)       (267,624)        (81,191)       (150,799)
Loans - net                                (20,645)         (9,349)        (51,756)        (12,663)        (33,353)
Records maintenance charge                (287,442)       (180,778)       (654,998)       (109,594)       (408,136)
Transfers among the sub-accounts
  and with the Fixed Account - net       3,345,575      (7,579,036)        (96,456)     (4,054,297)        (36,326)
                                    --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions               3,427,398      (7,458,874)        489,637      (4,037,455)        272,009
                                    --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS        3,659,771      (7,800,625)      1,632,827      (4,188,997)        795,506

NET ASSETS AT BEGINNING OF PERIOD                -       7,800,625       6,167,798       4,188,997       3,393,491
                                    --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $    3,659,771  $            -  $    7,800,625  $            -  $    4,188,997
                                    ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                       -         432,587         404,355         326,727         315,377
      Units issued                         361,871          18,760          76,109           5,519         206,511
      Units redeemed                       (19,348)       (451,347)        (47,877)       (332,246)       (195,161)
                                    --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                 342,523               -         432,587               -         326,727
                                    ==============  ==============  ==============  ==============  ==============

(e) For period beginning April 29, 2005 and ended December 31, 2005
(i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
(j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            T. Rowe Price                   T. Rowe Price                   T. Rowe Price
                                            Equity Series,                  Equity Series,                  Equity Series,
                                                 Inc.                            Inc.                            Inc.
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------

                                            T. Rowe Price
                                              Blue Chip                     T. Rowe Price                   T. Rowe Price
                                                Growth                      Equity Income                   Mid-Cap Growth
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005          2004 (m)          2005            2004            2005            2004
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $          670  $        1,027  $      234,345  $      163,352  $            -  $            -
Net realized gains (losses)                  4,952              39         951,756         327,371         797,830         496,647
Change in unrealized gains (losses)         29,685          13,057        (572,896)      1,006,186         634,709       1,004,583
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                           35,307          14,123         613,205       1,496,909       1,432,539       1,501,230
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   475,287         138,184       4,825,859       3,505,152       1,699,531       2,016,689
Benefit payments                                 -               -         (28,053)        (10,381)        (15,532)         (2,416)
Payments on termination                    (12,928)              -        (476,320)       (241,893)       (330,393)       (233,671)
Loans - net                                 (3,212)              -         (97,606)        (82,946)       (113,670)        (71,553)
Records maintenance charge                (130,401)        (16,781)     (1,725,020)     (1,114,543)       (872,695)       (876,073)
Transfers among the sub-accounts
  and with the Fixed Account - net          61,890          65,102         493,372       1,616,235        (440,532)     (1,205,233)
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                 390,636         186,505       2,992,232       3,671,624         (73,291)       (372,257)
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS          425,943         200,628       3,605,437       5,168,533       1,359,248       1,128,973

NET ASSETS AT BEGINNING OF PERIOD          200,628               -      12,910,926       7,742,393       9,645,753       8,516,780
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $      626,571  $      200,628  $   16,516,363  $   12,910,926  $   11,005,001  $    9,645,753
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  18,394               -         799,469         550,946         491,518         513,587
      Units issued                          43,770          19,649         295,096         298,501          36,473         162,455
      Units redeemed                        (7,940)         (1,255)       (110,435)        (49,978)        (39,232)       (184,524)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                  54,224          18,394         984,130         799,469         488,759         491,518
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            T. Rowe Price                  T. Rowe Price                   The Universal
                                            Equity Series,                 International                   Institutional
                                                 Inc.                       Series, Inc.                    Funds, Inc.
                                             Sub-Account                    Sub-Account                     Sub-Account
                                    ------------------------------ ------------------------------ --------------------------------

                                            T. Rowe Price                  T. Rowe Price
                                             New America                   International                   Van Kampen UIF
                                                Growth                         Stock                       Equity Growth
                                    ------------------------------ ------------------------------ --------------------------------
                                         2005            2004           2005            2004           2005       2004(m)(r)(s)(v)
                                    --------------  -------------- --------------  -------------- --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $            -  $          769 $       54,237  $       28,887 $        2,959  $         (1,100)
Net realized gains (losses)                 19,607         184,346         41,048           4,919         60,322              (967)
Change in unrealized gains (losses)         55,920          33,838        405,543         293,461        100,226            81,885
                                    --------------  -------------- --------------  -------------- --------------  ----------------

Increase (decrease) in net assets
  from operations                           75,527         218,953        500,828         327,267        163,507            79,818
                                    --------------  -------------- --------------  -------------- --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   339,584         374,880        479,967         562,856        362,747           302,473
Benefit payments                                 -          (1,461)        (1,123)         (3,362)             -               (32)
Payments on termination                    (76,287)        (51,936)       (76,945)        (34,672)       (37,602)          (13,866)
Loans - net                                 (4,947)        (11,925)       (12,193)        (10,147)       (21,732)           (6,732)
Records maintenance charge                (162,503)       (189,660)      (254,862)       (226,267)      (171,696)          (97,778)
Transfers among the sub-accounts
  and with the Fixed Account - net           6,270      (2,065,566)       235,472         190,732          4,872           727,501
                                    --------------  -------------- --------------  -------------- --------------  ----------------

Increase (decrease) in net assets
  from policy transactions                 102,117      (1,945,668)       370,316         479,140        136,589           911,566
                                    --------------  -------------- --------------  -------------- --------------  ----------------
INCREASE (DECREASE) IN NET ASSETS          177,644      (1,726,715)       871,144         806,407        300,096           991,384

NET ASSETS AT BEGINNING OF PERIOD        1,526,017       3,252,732      2,817,127       2,010,720        991,384                 -
                                    --------------  -------------- --------------  -------------- --------------  ----------------
NET ASSETS AT END OF PERIOD         $    1,703,661  $    1,526,017 $    3,688,271  $    2,817,127 $    1,291,480  $        991,384
                                    ==============  ============== ==============  ============== ==============  ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                 141,554         334,562        251,643         204,346         91,388                 -
      Units issued                          27,312          42,199         53,600          61,233         74,620           118,909
      Units redeemed                       (17,599)       (235,207)       (21,311)        (13,936)       (62,798)          (27,521)
                                    --------------  -------------- --------------  -------------- --------------  ----------------
  Units outstanding at end of
    period                                 151,267         141,554        283,932         251,643        103,210            91,388
                                    ==============  ============== ==============  ============== ==============  ================

(m) For period beginning April 30, 2004 and ended December 31, 2004
(r) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(s) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(v) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                            The Universal                  The Universal                   The Universal
                                            Institutional                  Institutional                   Institutional
                                             Funds, Inc.                    Funds, Inc.                     Funds, Inc.
                                             Sub-Account                    Sub-Account                     Sub-Account
                                    ------------------------------ -------------------------------  ------------------------------

                                                                           Van Kampen UIF                  Van Kampen UIF
                                            Van Kampen UIF                  U.S. Mid Cap                     U.S. Real
                                              High Yield                       Value                           Estate
                                    ------------------------------ -------------------------------  ------------------------------
                                         2005            2004           2005      2004 (m) (t) (w)          2005            2004
                                    --------------  -------------- -------------- ----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $       13,431  $        6,176 $          827 $        (11,753) $       19,293  $        9,667
Net realized gains (losses)                    105             319        356,777            8,997          57,376          14,808
Change in unrealized gains (losses)        (11,314)          4,206        709,820          890,231         207,024         187,501
                                    --------------  -------------- -------------- ----------------  --------------  --------------

Increase (decrease) in net assets
  from operations                            2,222          10,701      1,067,424          887,475         283,693         211,976
                                    --------------  -------------- -------------- ----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   100,055         149,124      1,428,655        1,011,843       1,161,639         533,333
Benefit payments                                 -               -        (24,423)               -            (182)              -
Payments on termination                     (4,746)           (938)      (242,833)        (233,594)        (20,038)           (836)
Loans - net                                 (1,126)           (253)       (44,490)         (78,672)        (17,488)         (9,815)
Records maintenance charge                 (49,606)        (46,747)      (789,560)        (450,952)       (359,291)       (113,919)
Transfers among the sub-accounts
  and with the Fixed Account - net           1,333           6,857      1,517,007        6,527,853         203,513         325,212
                                    --------------  -------------- -------------- ----------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                  45,910         108,043      1,844,356        6,776,478         968,153         733,975
                                    --------------  -------------- -------------- ----------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS           48,132         118,744      2,911,780        7,663,953       1,251,846         945,951

NET ASSETS AT BEGINNING OF PERIOD          156,064          37,320      7,663,953                -       1,092,239         146,288
                                    --------------  -------------- -------------- ----------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $      204,196  $      156,064 $   10,575,733 $      7,663,953  $    2,344,085  $    1,092,239
                                    ==============  ============== ============== ================  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                  11,782           3,085        672,099                -          57,053          10,422
      Units issued                           3,833           9,650        320,671          783,228          52,704          48,681
      Units redeemed                          (361)           (953)      (165,322)        (111,129)         (5,150)         (2,050)
                                    --------------  -------------- -------------- ----------------  --------------  --------------
  Units outstanding at end of
    period                                  15,254          11,782        827,448          672,099         104,607          57,053
                                    ==============  ============== ============== ================  ==============  ==============

(m) For period beginning April 30, 2004 and ended December 31, 2004
(t) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(w) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value

See notes to financial statements.

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
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                               Van Eck                         Van Eck                         Van Eck
                                              Worldwide                       Worldwide                       Worldwide
                                              Insurance                       Insurance                       Insurance
                                                Trust                           Trust                           Trust
                                             Sub-Account                     Sub-Account                     Sub-Account
                                    ------------------------------  ------------------------------  ------------------------------
                                               Van Eck                         Van Eck
                                              Worldwide                       Worldwide                        Van Eck
                                               Absolute                        Emerging                     Worldwide Hard
                                                Return                         Markets                          Assets
                                    ------------------------------  ------------------------------  ------------------------------
                                         2005          2004 (m)          2005          2004 (m)          2005          2004 (m)
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $            -  $            -  $          615  $            -  $          516  $            -
Net realized gains (losses)                     (4)              -          10,357              24          15,983             116
Change in unrealized gains (losses)             54               8          40,412           3,534         130,418           5,375
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from operations                               50               8          51,384           3,558         146,917           5,491
                                    --------------  --------------  --------------  --------------  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                    28,736           2,551         210,819          33,472         309,729          76,223
Benefit payments                                 -               -               -               -               -               -
Payments on termination                        (85)              -          (1,699)            (61)           (939)              -
Loans - net                                      -               -          (5,229)              -          (2,624)              -
Records maintenance charge                  (7,445)           (332)        (58,245)         (4,352)        (85,974)         (7,442)
Transfers among the sub-accounts
  and with the Fixed Account - net          (1,071)           (102)         94,705          26,213         195,325          51,333
                                    --------------  --------------  --------------  --------------  --------------  --------------

Increase (decrease) in net assets
  from policy transactions                  20,135           2,117         240,351          55,272         415,517         120,114
                                    --------------  --------------  --------------  --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS           20,185           2,125         291,735          58,830         562,434         125,605

NET ASSETS AT BEGINNING OF PERIOD            2,125               -          58,830               -         125,605               -
                                    --------------  --------------  --------------  --------------  --------------  --------------
NET ASSETS AT END OF PERIOD         $       22,310  $        2,125  $      350,565  $       58,830  $      688,039  $      125,605
                                    ==============  ==============  ==============  ==============  ==============  ==============

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                     214               -           4,618               -           9,947               -
      Units issued                           2,279             228          23,739           4,689          32,351          10,151
      Units redeemed                          (251)            (14)         (7,508)            (71)         (6,372)           (204)
                                    --------------  --------------  --------------  --------------  --------------  --------------
  Units outstanding at end of
    period                                   2,242             214          20,849           4,618          35,926           9,947
                                    ==============  ==============  ==============  ==============  ==============  ==============

(m) For period beginning April 30, 2004 and ended December 31, 2004

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                           Van Kampen Life                 Van Kampen Life                  Van Kampen Life
                                              Investment                      Investment                       Investment
                                                Trust                           Trust                       Trust (Class II)
                                             Sub-Account                     Sub-Account                      Sub-Account
                                    ------------------------------  ------------------------------  -------------------------------
                                                                            LIT Growth and                   LIT Aggressive
                                            LIT Government                      Income                     Growth (Class II)
                                    ------------------------------  ------------------------------  -------------------------------
                                         2005          2004 (m)          2005            2004            2005      2004 (m) (p) (u)
                                    --------------  --------------  --------------  --------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)        $        2,119  $            -  $       11,660  $        2,520  $      (4,824) $         (2,576)
Net realized gains (losses)                    312              45          51,015           4,969         44,046           (15,623)
Change in unrealized gains (losses)             76             844          66,312          82,820        111,981           135,035
                                    --------------  --------------  --------------  --------------  -------------  ----------------

Increase (decrease) in net assets
  from operations                            2,507             889         128,987          90,309        151,203           116,836
                                    --------------  --------------  --------------  --------------  -------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                   100,381          40,091         928,255         790,171        533,339           328,868
Benefit payments                                 -               -            (847)            (22)          (955)              (22)
Payments on termination                     (7,528)              -         (12,102)         (4,592)       (63,396)         (124,958)
Loans - net                                      -               -         (33,500)        (18,097)       (11,730)          (14,078)
Records maintenance charge                 (29,805)         (3,525)       (298,295)       (154,499)      (239,860)         (133,111)
Transfers among the sub-accounts
  and with the Fixed Account - net           4,000           5,813        (129,253)         38,555         76,314         1,199,023
                                    --------------  --------------  --------------  --------------  -------------  ----------------

Increase (decrease) in net assets
  from policy transactions                  67,048          42,379         454,258         651,516        293,712         1,255,722
                                    --------------  --------------  --------------  --------------  -------------  ----------------

INCREASE (DECREASE) IN NET ASSETS           69,555          43,268         583,245         741,825        444,915         1,372,558

NET ASSETS AT BEGINNING OF PERIOD           43,268               -         948,221         206,396      1,372,558                 -
                                    --------------  --------------  --------------  --------------  -------------  ----------------
NET ASSETS AT END OF PERIOD         $      112,823  $       43,268  $    1,531,466  $      948,221  $   1,817,473  $      1,372,558
                                    ==============  ==============  ==============  ==============  =============  ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                   4,162               -          61,197          15,236        122,242                 -
      Units issued                          15,104           4,356          41,416          50,284         75,102           209,782
      Units redeemed                        (8,783)           (194)        (12,749)         (4,323)       (51,119)          (87,540)
                                    --------------  --------------  --------------  --------------  -------------  ----------------
  Units outstanding at end of
    period                                  10,483           4,162          89,864          61,197        146,225           122,242
                                    ==============  ==============  ==============  ==============  =============  ================

(m) For period beginning April 30, 2004 and ended December 31, 2004
(p) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(u) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------------

                                                  Van Kampen Life
                                                    Investment               Wells Fargo       Wells Fargo
                                                 Trust (Class II)           Variable Trust    Variable Trust
                                                   Sub-Account               Sub-Account       Sub-Account
                                       ----------------------------------  ----------------  ----------------
                                                                            Wells Fargo VT    Wells Fargo VT
                                                  LIT Growth and              Advantage         Advantage
                                                 Income (Class II)            Discovery        Opportunity
                                       ----------------------------------  ----------------  ----------------
                                             2005              2004          2005 (k) (l)      2005 (j) (l)
                                       ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS
Net investment income (loss)           $         23,368  $          7,555  $              -  $              -
Net realized gains (losses)                     270,884            37,710            26,499            35,167
Change in unrealized gains (losses)             146,928           385,963           557,110           796,470
                                       ----------------  ----------------  ----------------  ----------------

Increase (decrease) in net assets
  from operations                               441,180           431,228           583,609           831,637
                                       ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS
  FROM POLICY TRANSACTIONS
Deposits                                        542,764           433,859           512,423           976,911
Benefit payments                                (14,312)                -            (4,264)          (22,275)
Payments on termination                        (157,635)         (119,283)         (119,107)         (120,087)
Loans - net                                     (19,941)            8,388           (46,757)          (24,570)
Records maintenance charge                     (325,786)         (205,079)         (278,856)         (482,944)
Transfers among the sub-accounts
  and with the Fixed Account - net              500,371         2,642,165         4,275,963         6,911,527
                                       ----------------  ----------------  ----------------  ----------------

Increase (decrease) in net assets
  from policy transactions                      525,461         2,760,050         4,339,402         7,238,562
                                       ----------------  ----------------  ----------------  ----------------

INCREASE (DECREASE) IN NET ASSETS               966,641         3,191,278         4,923,011         8,070,199

NET ASSETS AT BEGINNING OF PERIOD             4,787,210         1,595,932                 -                 -
                                       ----------------  ----------------  ----------------  ----------------
NET ASSETS AT END OF PERIOD            $      5,753,851  $      4,787,210  $      4,923,011  $      8,070,199
                                       ================  ================  ================  ================

UNITS OUTSTANDING
  Units outstanding at beginning of
    period                                      402,816           152,685                 -                 -
      Units issued                              172,228           286,152           490,828           784,408
      Units redeemed                           (132,505)          (36,021)          (65,908)          (60,027)
                                       ----------------  ----------------  ----------------  ----------------
  Units outstanding at end of
    period                                      442,539           402,816           424,920           724,381
                                       ================  ================  ================  ================

(j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
(l) For period beginning April 8, 2005 and ended December 31, 2005

See notes to financial statements.

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Lincoln Benefit Life Variable Life Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). To conform to the 2005 presentation, certain amounts in the prior years' financial statements have been reclassified.

      Lincoln Benefit issues five life insurance policies, the Investor's Select, the Consultant, the Consultant SL, the Consultant Protector and the Consultant Accumulator (collectively the "Policies"), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. The Investor's Select and Consultant are closed to new policyholders but continue to accept deposits from existing policyholders. Absent any Policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

AIM VARIABLE INSURANCE FUNDS                                         Large Cap Growth (Previously known as Growth)
   AIM V.I. Basic Value                                              Mid Cap Growth
   AIM V.I. Capital Appreciation                                     Worldwide Growth
   AIM V.I. Demographic Trends (Previously known                  JANUS ASPEN SERIES (SERVICE SHARES)
      as AIM V.I. Dent Demographics)                                 Balanced (Service Shares)
   AIM V.I. Mid Cap Core Equity                                      Foreign Stock (Service Shares)
   AIM V.I. Premier Equity                                           Mid Cap Value (Service Shares)
THE ALGER AMERICAN FUND                                              Risk-Managed Core (Service Shares)
   Alger Growth                                                      Small Company Value (Service Shares)
   Alger Income and Growth                                           Worldwide Growth (Service Shares)
   Alger Leveraged AllCap                                         LAZARD RETIREMENT SERIES, INC.
   Alger Mid Cap Growth                                              Emerging Markets
   Alger Small Capitalization                                     LSA VARIABLE SERIES TRUST
FEDERATED INSURANCE SERIES                                           LSA Aggressive Growth (Merged into Van Kampen LIT Aggressive
   Federated Capital Income Fund II                                    Growth (Class II) on April 30, 2004)
   Federated Funds for U.S. Government Securities II                 LSA Balanced (Merged into OpCap Balanced on April 30, 2004)
   Federated High Income Bond Fund II                                LSA Basic Value (Merged into AIM V.I. Basic Value on
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                              April 30, 2004)
   VIP Asset Manager                                                 LSA Blue Chip (Merged into Van Kampen UIF Equity Growth on
   VIP Contrafund                                                      April 30, 2004)
   VIP Equity-Income                                                 LSA Capital Appreciation (Merged into Capital Appreciation
   VIP Growth                                                          on April 30, 2004)
   VIP Index 500                                                     LSA Capital Growth (Merged into Van Kampen UIF Equity Growth
   VIP Investment Grade Bond                                           on April 30, 2004)
   VIP Money Market                                                  LSA Diversified Mid Cap (Merged into Van Kampen UIF U.S.
   VIP Overseas                                                        Mid Cap Value on April 30, 2004)
JANUS ASPEN SERIES                                                   LSA Emerging Growth Equity (Merged into Van Kampen LIT
   Balanced                                                            Aggressive Growth (Class II) on April 30, 2004)
   Flexible Bond (Previously known as Flexible Income)
   Forty Portfolio (Previously known as Capital Appreciation)

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   LSA Equity Growth (Merged into Van Kampen UIF Equity Growth   SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
     on April 30, 2004)                                             All Cap (Previously known as All Cap Fund)
   LSA Mid Cap Value (Merged into Van Kampen UIF U.S. Mid Cap       High Yield Bond
     Value on April 30, 2004)                                       Investors
   LSA Value Equity (Merged into Investors on April 30, 2004)    SCUDDER VARIABLE INSURANCE TRUST (CLASS A)
MFS VARIABLE INSURANCE TRUST                                        EAFE Equity Index (Class A) (Closed July 25, 2005)
   MFS Emerging Growth Series                                       Equity 500 Index (Class A)
   MFS High Income Series                                           Small Cap Index (Class A)
   MFS Investors Growth Stock Series                             SCUDDER VARIABLE SERIES I
   MFS Investors Trust Series                                       Balanced (Merged into the Total Return Sub-Account of the
   MFS New Discovery Series                                           Scudder Variable Series II on April 29, 2005)
   MFS Research Series                                              Bond
   MFS Total Return Series                                          Global Discovery
   MFS Utilities Series                                             Growth and Income
   MFS Value Series                                                 International
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)                     SCUDDER VARIABLE SERIES II
   MFS New Discovery Series (Service Class)                         Total Return
OPPENHEIMER VARIABLE ACCOUNT FUNDS                               STRONG OPPORTUNITY FUND II, INC.
   Oppenheimer Aggressive Growth                                    Opportunity Fund II (Merged into Wells Fargo VT Advantage
   Oppenheimer Global Securities                                      Opportunity on April 8, 2005)
   Oppenheimer Main Street Small Cap Growth                      STRONG VARIABLE INSURANCE FUNDS, INC.
OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE CLASS ("SC"))           MidCap Growth Fund II (Merged into Wells Fargo VT Advantage
   Oppenheimer Main Street Small Cap Growth (SC)                     Discovery on April 8, 2005)
PANORAMA SERIES FUND, INC.                                       T. ROWE PRICE EQUITY SERIES, INC.
   Oppenheimer International Growth                                 T. Rowe Price Blue Chip Growth
PANORAMA SERIES FUND, INC. (SERVICE CLASS ("SC"))                   T. Rowe Price Equity Income
   Oppenheimer International Growth (SC)                            T. Rowe Price Mid-Cap Growth
PIMCO ADVISORS VARIABLE INSURANCE TRUST                             T. Rowe Price New America Growth
   NFJ Small Cap Value (Closed May 1, 2005)                      T. ROWE PRICE INTERNATIONAL SERIES, INC.
   OpCap Balanced                                                   T. Rowe Price International Stock
   OpCap Renaissance (Previously known as PEA Renaissance)       THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   OpCap Small Cap                                                  Van Kampen UIF Equity Growth
   PEA Science and Technology (Closed May 1, 2005)                  Van Kampen UIF High Yield
PIMCO VARIABLE INSURANCE TRUST                                      Van Kampen UIF U.S. Mid Cap Value
   Foreign Bond                                                     Van Kampen UIF U.S. Real Estate
   Money Market                                                  VAN ECK WORLDWIDE INSURANCE TRUST
   PIMCO Real Return                                                Van Eck Worldwide Absolute Return
   PIMCO Total Return                                               Van Eck Worldwide Emerging Markets
PUTNAM VARIABLE TRUST                                               Van Eck Worldwide Hard Assets
   VT International Growth and Income                            VAN KAMPEN LIFE INVESTMENT TRUST
PUTNAM VARIABLE TRUST (CLASS IA)                                    LIT Government
   VT High Yield (Class IA)                                         LIT Growth and Income
   VT International Growth and Income (Class IA)                 VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
RYDEX VARIABLE TRUST                                                LIT Aggressive Growth (Class II)
   Rydex Sector Rotation                                            LIT Growth and Income (Class II)
                                                                 WELLS FARGO VARIABLE TRUST
                                                                    Wells Fargo VT Advantage Discovery
                                                                    Wells Fargo VT Advantage Opportunity

      The net assets are affected by the investment results of each fund, transactions by policyholders and certain contract expenses (see Note 3). The accompanying financial statements include only policyholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      fixed account ("Fixed Account") described below, the latter being included in the general account of Lincoln Benefit.

      A policyholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

      Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

      Lincoln Benefit provides administrative and insurance services to the policyholders for a fee. Lincoln Benefit also maintains a Fixed Account, to which policyholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

      DIVIDENDS -Dividends declared by the Funds are recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
      Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the policyholders are excluded in the determination of federal income tax liability of Lincoln Benefit.

      USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.    EXPENSES

      SURRENDER CHARGE- In the event the policy is surrendered, a withdrawal charge may be imposed. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. This charge is assessed if the Policy is surrendered during a specified time, which ranges from 9 to 12 years depending upon the Policy, and varies based upon several variables including the policyholder's age and Account value at the time of surrender.

      MONTHLY DEDUCTIONS- On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an

                   LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees.

      COST OF INSURANCE- On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder's death benefit amount and account value. The cost of insurance is recognized as redemption of units.

      MORTALITY AND EXPENSE RISK CHARGE- The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for Investor's Select is recognized as a reduction in the accumulated unit value, while the mortality and expense risk for Consultant, Consultant SL, Consultant Protector, and Consultant Accumulator is recognized as redemption of units.

      ADMINISTRATIVE EXPENSE CHARGE- Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured persons' risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units.

      POLICY FEE- On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units.

      The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.


                              INVESTOR'S                                             CONSULTANT           CONSULTANT
                              SELECT             CONSULTANT SL    CONSULTANT         PROTECTOR            ACCUMULATOR
COST OF INSURANCE             Varies             Varies           Varies             Varies               Varies

ADMINISTRATIVE EXPENSE        Years 1 - 12       Years 1 - 7      N/A                Years 1 - 20         Minimum $0.2496
CHARGE (PER $1,000 INITIAL    .20% of policy     $1.44;                              $0.3504;             Maximum $2.4996
FACE AMOUNT)                  value; 0%          $0 thereafter                       $0.1992
                              thereafter                                             thereafter
                              (deducted
                              annually)

POLICY FEE                    $5.00              $7.50            $7.50              Year 1 $16.50;       $7.50
                                                                                     $6.25 thereafter

MORTALITY AND EXPENSE RISK    Annual rate        Years 1 - 14     Years 1 - 14       Years 1 - 14         Years 1 - 10
CHARGE (AS A % OF TOTAL       0.70%              0.72%;           0.72%;             0.55%;               0.55%;
MONTHLY SUB-ACCOUNT VALUE)    (deducted          0.36%            0.36%              0.15%                0.15%
                              daily)             thereafter       thereafter         thereafter           thereafter

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2005 were as follows:

                                                                                                   Purchases
                                                                                                ---------------
    Investments in the AIM Variable Insurance Funds Sub-Accounts:
          AIM V. I. Basic Value                                                                 $     2,105,942
          AIM V. I. Capital Appreciation                                                                206,761
          AIM V. I. Demographic Trends (a)                                                              140,396
          AIM V. I. Mid Cap Core Equity                                                                 382,206
          AIM V. I. Premier Equity                                                                       43,010

    Investments in the Alger American Fund, The Sub-Accounts:
          Alger Growth                                                                                  896,218
          Alger Income and Growth                                                                       476,218
          Alger Leveraged AllCap                                                                      1,239,764
          Alger MidCap Growth                                                                         4,193,963
          Alger Small Capitalization                                                                  1,487,995

    Investments in the Federated Insurance Series Sub-Accounts:
          Federated Capital Income Fund II                                                              515,037
          Federated Fund for U.S. Government Securities II                                            1,933,519
          Federated High Income Bond Fund II                                                          2,135,882

    Investments in the Fidelity Variable Insurance Products
        Fund Sub-Accounts:
          VIP Asset Manager                                                                           1,746,092
          VIP Contrafund                                                                              9,963,882
          VIP Equity-Income                                                                           4,070,889
          VIP Growth                                                                                  5,997,355
          VIP Index 500                                                                               5,745,086
          VIP Investment Grade Bond                                                                     785,521
          VIP Money Market                                                                           13,661,910
          VIP Overseas                                                                                4,849,831

    Investments in the Janus Aspen Series Sub-Accounts:
          Balanced                                                                                    1,910,435
          Flexible Bond (b)                                                                           1,537,157
          Forty Portfolio (c)                                                                           571,268
          Large Cap Growth (d)                                                                        1,540,782
          Mid Cap Growth                                                                              2,566,601
          Worldwide Growth                                                                            1,984,264

    (a) Previously known as AIM V.I. Dent Demographics
    (b) Previously known as Flexible Income
    (c) Previously known as Capital Appreciation
    (d) Previously known as Growth

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                   Purchases
                                                                                                ---------------
    Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
          Balanced (Service Shares)                                                             $       716,196
          Foreign Stock (Service Shares)                                                              1,547,810
          Mid Cap Value (Service Shares)                                                                536,002
          Risk-Managed Core (Service Shares)                                                            278,831
          Small Company Value (Service Shares) (e)                                                       95,167
          Worldwide Growth (Service Shares)                                                             169,587

    Investments in the Lazard Retirement Series, Inc. Sub-Account:
          Emerging Markets                                                                              237,834

    Investments in the MFS Variable Insurance Trust Sub-Accounts:
          MFS Emerging Growth Series                                                                    529,732
          MFS High Income  Series                                                                       123,797
          MFS Investors Growth Stock  Series                                                            104,445
          MFS Investors Trust Series                                                                    310,473
          MFS New Discovery Series                                                                      984,584
          MFS Research Series                                                                         1,156,289
          MFS Total Return Series                                                                     3,862,717
          MFS Utilities Series                                                                          305,129
          MFS Value Series                                                                              400,225

    Investments in the MFS Variable Insurance Trust (Service
        Class) Sub-Account:
          MFS New Discovery Series (Service Class)                                                      116,044

    Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
          Oppenheimer Aggressive Growth (e)                                                              49,144
          Oppenheimer Global Securities                                                               1,011,552
          Oppenheimer Main Street Small Cap Growth                                                    1,302,028

    Investments in the Oppenheimer Variable Account Funds
        (Service Class ("SC")) Sub-Account:
          Oppenheimer Main Street Small Cap Growth (SC)                                               2,870,104

    Investments in the Panorama Series Fund, Inc. Sub-Account:
          Oppenheimer International Growth                                                               99,918

    Investments in the Panorama Series Fund, Inc. (Service
        Class ("SC")) Sub-Account:
          Oppenheimer International Growth (SC)                                                       1,110,439

    (e) For period beginning April 29, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                   Purchases
                                                                                                ---------------
    Investments in the PIMCO Advisors Variable Insurance Trust Sub-Accounts:
          NFJ Small Cap Value (f)                                                               $       153,945
          OpCap Balanced                                                                                499,611
          OpCap Renaissance (g)                                                                         128,757
          OpCap Small Cap                                                                             2,192,250

    Investments in the PIMCO Advisors Variable Insurance Trust  Sub-Account:
          PEA Science and Technology (f)                                                                 64,810

    Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
          Foreign Bond                                                                                3,012,882
          Money Market                                                                                2,661,804
          PIMCO Real Return                                                                             702,088
          PIMCO Total Return                                                                          5,598,354

    Investments in the Putnam Variable Trust Sub-Account:
          VT International Growth and Income                                                            171,103

    Investments in the Putnam Variable Trust (Class IA) Sub-Accounts:
          VT High Yield (Class IA)                                                                      133,610
          VT International Growth and Income (Class IA)                                               3,142,097

    Investments in the Rydex Variable Trust Sub-Account:
          Rydex Sector Rotation                                                                         100,053

    Investments in the Salomon Brothers Variable Series Funds
        Inc. Sub-Accounts:
          All Cap                                                                                       180,152
          High Yield Bond                                                                               517,398
          Investors                                                                                     182,824

    Investments in the Scudder Variable Insurance Trust (Class
        A) Sub-Accounts:
          EAFE Equity Index (Class A) (h)                                                                31,605
          Equity 500 Index (Class A)                                                                    501,004
          Small Cap Index (Class A)                                                                     227,661

    Investments in the Scudder Variable Series I Sub-Accounts:
          Balanced (i)                                                                                  283,157

    (f) For period beginning January 1, 2005 and ended May 1, 2005
    (g) Previously known as PEA Renaissance
    (h) For period beginning January 1, 2005 and ended July 25, 2005
    (i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                   Purchases
                                                                                                ---------------
    Investments in the Scudder Variable Series I Sub-Accounts (continued):
          Bond                                                                                  $     2,019,426
          Global Discovery                                                                            1,264,055
          Growth and Income                                                                             245,022
          International                                                                               1,106,752

    Investments in the Scudder Variable Series II Sub-Account:
          Total Return (e) (i)                                                                        3,630,428

    Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
          Opportunity Fund II (j)                                                                       327,510

    Investments in the Strong Variable Insurance Funds, Inc. Sub-Account:
          Mid Cap Growth Fund II (k)                                                                     55,662

    Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
          T. Rowe Price Blue Chip Growth                                                                480,565
          T. Rowe Price Equity Income                                                                 5,766,938
          T. Rowe Price Mid-Cap Growth                                                                1,316,404
          T. Rowe Price New America Growth                                                              290,093

    Investments in the T. Rowe Price International Series, Inc. Sub-Account:
          T. Rowe Price International Stock                                                             677,738

    Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
          Van Kampen UIF Equity Growth                                                                  846,710
          Van Kampen UIF High Yield                                                                      64,126
          Van Kampen UIF U.S. Mid Cap Value                                                           3,959,766
          Van Kampen UIF U.S. Real Estate                                                             1,132,617

    Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
          Van Eck Worldwide Absolute Return                                                              22,622
          Van Eck Worldwide Emerging Markets                                                            353,510
          Van Eck Worldwide Hard Assets                                                                 524,080

    Investments in the Van Kampen Life Investment Trust Sub-Accounts:
          LIT Government                                                                                162,713

    (e) For period beginning April 29, 2005 and ended December 31, 2005
    (i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
    (j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
    (k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4. PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                                   Purchases
                                                                                                ---------------
    Investments in the Van Kampen Life Investment
        Trust Sub-Accounts (continued):
          LIT Growth and Income                                                                 $       709,153

    Investments in the Van Kampen Life Investment Trust (Class
        II) Sub-Accounts:
          LIT Aggressive Growth (Class II)                                                              870,440
          LIT Growth and Income (Class II)                                                            2,260,753

    Investments in the Wells Fargo Variable Trust Sub-Accounts:
          Wells Fargo VT Advantage Discovery (k) (l)                                                  5,026,259
          Wells Fargo VT Advantage Opportunity (j) (l)                                                7,875,037
                                                                                                ---------------

                                                                                                $   152,079,575
                                                                                                ===============

    (j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
    (k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
    (l) For period beginning April 8, 2005 and ended December 31, 2005

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  FINANCIAL HIGHLIGHTS

    A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the four years in the period ended December 31, 2005.

    As discussed in Note 3, the expense ratio represent risk charge which is assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each policyholder.

    ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

        * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.

       ** EXPENSE RATIO - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

      *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

          Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                                   Investor's Select Policies
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Account:
    AIM V.I. Basic Value
        2005                              113  $         11.40  $         1,293             0.09%            0.70%            5.00%
        2004 (m) (n)                      131            10.86            1,427             0.00             0.70             8.61

Investments in the Federated
  Insurance Series
  Sub-Accounts:
    Federated Capital
      Income Fund II
        2005                               99            15.17            1,500             6.05             0.70             5.54
        2004                              142            14.37            2,035             3.63             0.70             9.15
        2003                              119            13.16            1,568             6.00             0.70            19.83
        2002                              151            10.99            1,657             4.75             0.70           -24.48
        2001                              162            14.55            2,359             3.38             0.70           -14.33

(m) For period beginning April 30, 2004 and ended December 31, 2004
(n) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Federated
  Insurance Series
  Sub-Accounts (continued):
    Federated Fund for
      U.S. Government
      Securities II
        2005                              150  $         17.34  $         2,596             3.90%            0.70%            1.32%
        2004                              146            17.11            2,495             4.39             0.70             2.88
        2003                              232            16.63            3,860             4.30             0.70             1.65
        2002                              316            16.36            5,172             2.75             0.70             8.29
        2001                              181            15.11            2,741             2.70             0.70             6.28
      Federated High Income
        Bond Fund II
        2005                              195            18.89            3,688             8.30             0.70             1.94
        2004                              283            18.53            5,251             6.04             0.70             9.69
        2003                              362            16.90            6,127             5.81             0.70            21.36
        2002                              234            13.92            3,266            10.39             0.70             0.68
        2001                              266            13.83            3,672            10.88             0.70             0.67

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
      VIP Asset Manager
        2005                              301            19.06            5,734             2.63             0.70             3.32
        2004                              319            18.45            5,881             2.62             0.70             4.73
        2003                              309            17.61            5,444             3.35             0.70            17.15
        2002                              329            15.04            4,958             3.77             0.70            -9.37
        2001                              369            16.59            6,125             3.78             0.70            -4.76
      VIP Contrafund
        2005                              973            27.16           26,418             0.26             0.70            16.12
        2004                              954            23.39           22,318             0.31             0.70            14.67
        2003                              952            20.40           19,422             0.42             0.70            27.57
        2002                              969            15.99           15,485             0.83             0.70            -9.98
        2001                            1,044            17.76           18,541             0.74             0.70           -12.86
      VIP Equity-Income
        2005                              856            29.68           25,396             1.57             0.70             5.13
        2004                              920            28.24           25,965             1.48             0.70            10.75
        2003                              998            25.50           25,437             1.64             0.70            29.42
        2002                            1,061            19.70           20,913             1.78             0.70           -17.53
        2001                            1,169            23.89           27,928             1.63             0.70            -5.62

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
      VIP Growth
        2005                              933  $         24.85  $        23,180             0.47%            0.70%            5.06%
        2004                              966            23.65           22,850             0.26             0.70             2.65
        2003                            1,144            23.04           26,351             0.23             0.70            31.92
        2002                            1,016            17.46           17,730             0.24             0.70           -30.59
        2001                            1,058            25.16           26,634             0.07             0.70           -18.23
      VIP Index 500
        2005                              156            11.88            1,856             1.63             0.70             4.09
        2004                              186            11.41            2,119             1.17             0.70             9.84
        2003                              158            10.39            1,644             1.26             0.70            27.51
        2002                               89             8.15              723             1.16             0.70           -18.50
      VIP Money Market
        2005                              500            14.80            7,396             3.00             0.70             2.32
        2004                              418            14.47            6,049             1.48             0.70             0.50
        2003                              597            14.40            8,597             1.09             0.70             0.29
        2002                            1,481            14.35           21,269             1.57             0.70             0.98
        2001                            1,473            14.21           20,942             3.61             0.70             3.46
      VIP Overseas
        2005                              510            19.25            9,806             0.56             0.70            18.22
        2004                              448            16.28            7,287             0.91             0.70            12.84
        2003                              329            14.43            4,754             0.70             0.70            42.37
        2002                              347            10.13            3,518             0.76             0.70           -20.84
        2001                              358            12.80            4,591             6.92             0.70           -21.72

Investments in the IAI
  Retirement Funds, Inc.
  Sub-Accounts:
    Balanced Portfolio
      2001 (y)                              -              N/A                -             5.21             0.70              N/A
    Regional Portfolio
      2001 (y)                              -              N/A                -             1.51             0.70              N/A
    Reserve Portfolio
      2001 (y)                              -              N/A                -             1.29             0.70              N/A

(y) For the period beginning January 1, 2001 and ended May 15, 2001

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts:
      Balanced
        2005                              407  $         31.57  $        12,853             2.26%            0.70%            7.20%
        2004                              442            29.45           13,003             2.23             0.70             7.77
        2003                              478            27.32           13,059             2.23             0.70            13.25
        2002                              520            24.13           12,551             2.60             0.70            -7.10
        2001                              518            25.97           13,459             2.81             0.70            -5.33
      Flexible Bond (b)
        2005                               93            21.50            2,001             5.52             0.70             1.29
        2004                              102            21.22            2,172             5.76             0.70             3.24
        2003                              132            20.56            2,724             5.09             0.70             5.65
        2002                              149            19.46            2,890             4.61             0.70             9.71
        2001                              141            17.74            2,498             6.04             0.70             6.98
      Forty Portfolio (c)
        2005                               20            12.82              260             0.24             0.70            12.06
        2004 (m) (o)                       12            11.44              141             0.42             0.70            14.43
      Large Cap Growth (d)
        2005                              745            23.05           17,164             0.33             0.70             3.56
        2004                              808            22.26           17,991             0.14             0.70             3.79
        2003                              924            21.45           19,811             0.09             0.70            30.81
        2002                              996            16.39           16,334             0.00             0.70           -27.02
        2001                            1,110            22.47           24,941             0.07             0.70           -25.26
      Mid Cap Growth
        2005                              622            27.49           17,091             0.00             0.70            11.53
        2004                              696            24.65           17,144             0.00             0.70            19.90
        2003                              770            20.56           15,824             0.00             0.70            34.16
        2002                              793            15.32           12,154             0.00             0.70           -28.44
        2001                              891            21.41           19,075             0.00             0.70           -39.88
      Worldwide Growth
        2005                              760            25.55           19,431             1.33             0.70             5.13
        2004                              850            24.31           20,659             0.97             0.70             4.05
        2003                              999            23.36           23,337             1.07             0.70            23.13
        2002                            1,113            18.97           21,122             0.91             0.70           -26.02
        2001                            1,299            25.65           33,315             0.49             0.70           -22.98

(b) Previously known as Flexible Income
(c) Previously known as Capital Appreciation
(d) Previously known as Growth
(m) For period beginning April 30, 2004 and ended December 31, 2004
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares)
  Sub-Account:
      Foreign Stock
      (Service Shares)
        2005                              222  $         12.78  $         2,842             0.92%            0.70%            5.50%
        2004                              241            12.11            2,914             0.35             0.70            17.39
        2003                              178            10.32            1,835             0.61             0.70            32.46
        2002 (z)                          201             7.79            1,569             0.06             0.70           -22.09

Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
      LSA Aggressive Growth
        2004 (p)                            -              N/A                -             0.00             0.70             2.58
        2003                               37            10.10              367             0.00             0.70            37.72
        2002 (z)                            1             7.33               10             0.00             0.70           -26.67
      LSA Balanced
        2004 (q)                            -             N/A                 -             0.30             0.00             1.39
        2003                               49            11.18              546             1.71             0.70            28.32
        2002 (z)                           16             8.71              146             2.54             0.70           -12.90
      LSA Basic Value
        2004 (n)                            -              N/A                -             0.00             0.00             1.66
        2003                               58            10.17              589             0.00             0.70            32.49
        2002 (z)                           24             7.67              182             0.00             0.70           -23.27
      LSA Blue Chip
        2004 (r)                            -              N/A                -             0.00             0.70            -1.90
        2003                               15             9.96              147             0.03             0.70            24.36
        2002 (z)                            7             8.01               59             0.00             0.70           -19.88
      LSA Capital Appreciation
        2004 (o)                            -              N/A                -             0.00             0.70             1.51
        2003                               28            10.61              298             0.00             0.70            29.43
        2002 (z)                            1             8.20                8             0.00             0.70           -17.99

(n) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(p) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(q) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(r) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(z) For the period beginning May 1, 2002 and ended December 31, 2002

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts (continued):
      LSA Capital Growth
        2004 (s)                            -  $           N/A  $             -             0.00%            0.70%            0.72%
        2003                                7            10.07               76             0.27             0.70            22.67
        2002 (z)                            4             8.21               35             0.08             0.70           -17.90
      LSA Disciplined Equity
        2003 (aa)                           -              N/A                -            14.57             0.70              N/A
        2002 (z)                          < 1             8.00                2             0.95             0.70           -20.02
      LSA Diversified Mid Cap
        2004 (t)                            -              N/A                -             0.02             0.70             0.40
        2003                               55            10.31              565             0.10             0.70            31.87
        2002 (z)                           18             7.82              140             0.23             0.70           -21.81
      LSA Emerging Growth
        Equity
        2004 (u)                            -              N/A                -             0.00             0.70             5.54
        2003                               29            10.06              291             0.00             0.70            45.91
        2002 (z)                            1             6.89                9             0.00             0.70           -31.07
      LSA Equity Growth
        2004 (v)                            -              N/A                -             0.00             0.70            -0.72
        2003 (aa)                          12             9.50              120             0.00             0.70            22.61
        2002 (z)                            1             7.75                9             0.00             0.70           -22.50
      LSA Mid Cap Value
        2004 (w)                            -              N/A                -             0.06             0.70             0.18
        2003                              288            11.77            3,381             0.10             0.70            38.80
        2002 (z)                          213             8.48            1,811             0.44             0.70           -15.23
      LSA Value Equity
        2004 (x)                            -              N/A                -             1.18             0.70             0.33
        2003                               19            10.30              195             1.98             0.70            29.53
        2002 (z)                            7             7.95               55             0.00             0.70           -22.50

(s) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(u) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(v) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(w) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(x) On April 30, 2004, LSA Value Equity merged into Investors
(z) For the period beginning May 1, 2002 and ended December 31, 2002
(aa) On April 30, 2003, LSA Disciplined Equity merged into LSA Equity Growth.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class) Sub-Account:
    MFS New Discovery
      Series (Service Class)
        2005                               46  $         10.94  $           507             0.00%            0.70%            4.30%
        2004                              160            10.49            1,675             0.00             0.70             5.47
        2003                              127             9.95            1,259             0.00             0.70            32.50
        2002 (z)                           13             7.51               96             0.00             0.70           -24.92

Investments in the Oppenheimer
  Variable Account Funds
  (Service Class ("SC"))
  Sub-Account:
    Oppenheimer Main Street
      Small Cap Growth (SC)
        2005                              259            14.55            3,771             0.00             0.70             8.95
        2004                              296            13.35            3,945             0.00             0.70            18.34
        2003                              117            11.28            1,321             0.00             0.70            43.24
        2002 (z)                           49             7.88              386             0.00             0.70           -21.24

Investments in the Panorama
  Series Fund, Inc. (Service
  Class ("SC")) Sub-Account:
    Oppenheimer International
      Growth (SC)
        2005                              132            13.57            1,788             0.95             0.70            14.15
        2004                              161            11.89            1,911             1.83             0.70            16.33
        2003                               64            10.22              652             0.32             0.70            44.52
        2002 (z)                           10             7.07               71             0.00             0.70           -29.28

Investments in the PIMCO
  Advisors Variable Insurance
  Trust Sub-Account:
    OpCap Balanced
        2005                               51            11.07              567             0.28             0.70             2.02
        2004 (m) (q)                       55            10.85              599             0.00             0.70             8.52
    OpCap Small Cap
        2005                              161            11.91            1,915             0.00             0.70            -0.64
        2004                              162            11.98            1,941             0.05             0.70            17.06
        2003                              254            10.24            2,599             0.04             0.70            41.66
        2002 (z)                          215             7.23            1,554             0.00             0.70           -27.74

(m) For period beginning April 30, 2004 and ended December 31, 2004
(q) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(z) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
      Foreign Bond
        2005                              122  $         11.78  $         1,435             3.02%            0.70%            4.42%
        2004                              129            11.29            1,456             1.66             0.70             4.82
        2003                              132            10.77            1,421             2.85             0.70             1.54
        2002 (z)                          101            10.60            1,063             2.77             0.70             6.04
      PIMCO Total Return
        2005                              287            11.71            3,366             3.74             0.70             1.73
        2004                              318            11.51            3,655             1.77             0.70             4.15
        2003                              188            11.05            2,074             4.84             0.70             4.31
        2002 (z)                          137            10.60            1,456             2.44             0.70             5.96

Investments in the Putnam
  Variable Trust Sub-Account:
    VT International Growth
      and Income
        2005                               80            15.33            1,226             0.93             0.70            13.31
        2004                               72            13.53              975             0.98             0.70            20.13
        2003                               63            11.26              712             0.77             0.70            36.88
        2002 (z)                           18             8.23              151             0.00             0.70           -17.71

Investments in the Salomon
   Brothers Variable Series
   Funds, Inc. Sub-Account:
      Investors
        2005                               16            11.63              187             1.04             0.70             5.79
        2004 (m) (x)                       45            10.99              490             2.83             0.70             9.94

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
      Balanced
        2005 (i)                            -              N/A                -             6.13             0.70              N/A
        2004                               34            10.85              373             1.68             0.70             5.74
        2003                               38            10.26              388             2.20             0.70            17.11
        2002                               19             8.76              165             2.32             0.70           -12.37

(i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
(m) For period beginning April 30, 2004 and ended December 31, 2004
(x) On April 30, 2004, LSA Value Equity merged into Investors
(z) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (continued):
    Bond
        2005                              114  $         17.46  $         1,987             3.51%            0.70%            1.89%
        2004                              113            17.13            1,929             4.25             0.70             4.64
        2003                              115            16.37            1,878             4.20             0.70             4.33
        2002                              120            15.69            1,887             6.29             0.70             6.90
        2001                              121            14.68            1,775             3.37             0.70             5.00

Investments in the Scudder
  Variable Series II
  Sub-Accounts:
      Total Return
        2005 (e) (i)                       41            10.64              440             0.00             0.70             6.41

Investments in the Universal
  Institutional Funds, Inc
  Sub-Accounts:
    Van Kampen UIF
      Equity Growth
        2005                               53            12.44              661             0.62             0.70            14.90
        2004 (m) (r) (s) (v)               56            10.83              607             0.19             0.70             8.28
    Van Kampen UIF U.S.
    Mid Cap Value
        2005                              299            12.69            3,790             0.29             0.70            11.53
        2004 (m) (t) (w)                  318            11.37            3,616             0.04             0.70            13.75

(e) For period beginning April 29, 2005 and ended December 31, 2005
(i) On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
(m) For period beginning April 30, 2004 and ended December 31, 2004
(r) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(s) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
    Growth
(t) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(v) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
    Growth
(w) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(z) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                          Investor's Select Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
    LIT Aggressive Growth
      (Class II)
        2005                               71  $         12.35  $           880             0.00%            0.70%           10.34%
        2004 (m) (p) (u)                   50            11.20              562             0.00             0.70            11.97
    LIT Growth and Income
      (Class II)
        2005                              208            12.82            2,664             0.77             0.70             8.95
        2004                              197            11.77            2,318             0.50             0.70            13.32
        2003                               71            10.39              738             0.43             0.70            26.79
        2002 (z)                           36             8.19              296             0.00             0.70           -18.07

    (m) For period beginning April 30, 2004 and ended December 31, 2004
    (p) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
    (u) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
    (z) For the period beginning May 1, 2002 and ended December 31, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                     Consultant, Consultant SL, Accumulator, and Protector Policies
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the AIM
  Variable Insurance Funds
  Sub-Accounts:
    AIM V.I. Basic Value
        2005                              370  $         11.54  $         4,269             0.09%            0.00%            5.74%
        2004 (m) (n)                      308            10.91            3,356             0.00             0.00             9.12
    AIM V.I. Capital
      Appreciation
        2005                               18            11.87              215             0.10             0.00             8.84
        2004 (m)                            3            10.91               38             0.00             0.00             9.09
    AIM V.I. Demographics
      Trends (a)
        2005                               19            16.28              303             0.00             0.00             6.21
        2004                               11            15.33              175             0.00             0.00             8.25
        2003 (ab)                           3            14.16               44             0.00             0.00            41.58
    AIM V.I. Mid Cap
      Core Equity
        2005                               40            11.77              468             0.76             0.00             7.62
        2004 (m)                           10            10.94              113             0.25             0.00             9.37
    AIM V.I. Premier Equity
        2005                                4            11.40               46             1.02             0.00             5.65
        2004 (m)                            2            10.79               26             0.88             0.00             7.91

Investments in The Alger
  American Fund Sub-Accounts:
    Alger Growth
        2005                              673            12.89            8,680             0.22             0.00            12.03
        2004                              636            11.51            7,316             0.00             0.00             5.50
        2003                              625            10.91            6,813             0.00             0.00            35.16
        2002                              417             8.07            3,366             0.04             0.00           -32.99
        2001                              346            12.04            4,170             0.23             0.00           -11.82
    Alger Income and Growth
        2005                              400            13.90            5,559             1.05             0.00             3.44
        2004                              405            13.44            5,448             0.52             0.00             7.84
        2003                              388            12.46            4,831             0.31             0.00            29.84
        2002                              343             9.60            3,290             0.62             0.00           -31.10
        2001                              246            13.93            3,428             0.35             0.00           -14.32

    (a) Previously known as AIM V.I. Dent Demographics
    (m) For period beginning April 30, 2004 and ended December 31, 2004
    (n) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
    (ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in The Alger
  American Fund
  Sub-Accounts (continued):
    Alger Leveraged AllCap
        2005                              585  $         15.96  $         9,340             0.00%            0.00%           14.45%
        2004                              548            13.95            7,648             0.00             0.00             8.19
        2003                              479            12.89            6,171             0.00             0.00            34.72
        2002                              381             9.57            3,647             0.01             0.00           -33.91
        2001                              301            14.48            4,358             0.00             0.00           -15.93
    Alger MidCap Growth
        2005                              972            20.27           19,692             0.00             0.00             9.82
        2004                              805            18.45           14,850             0.00             0.00            13.04
        2003                              686            16.32           11,195             0.00             0.00            47.79
        2002                              516            11.05            5,704             0.00             0.00           -29.54
        2001                              369            15.68            5,791             0.00             0.00            -6.52
    Alger Small Capitalization
        2005                              538            11.97            6,435             0.00             0.00            16.88
        2004                              446            10.24            4,562             0.00             0.00            16.57
        2003                              399             8.78            3,501             0.00             0.00            42.34
        2002                              303             6.17            1,872             0.00             0.00           -26.23
        2001                              223             8.36            1,868             0.04             0.00           -29.51

Investments in the Federated
  Insurance Series
  Sub-Accounts:
    Federated Capital Income
      Fund II
        2005                              149             9.58            1,425             6.05             0.00             6.28
        2004                              236             9.01            2,131             3.63             0.00             9.92
        2003                              136             8.20            1,114             6.00             0.00            20.67
        2002                              130             6.80              882             4.75             0.00           -23.95
        2001                               81             8.94              720             3.38             0.00           -13.72
    Federated Fund for U.S.
      Government Securities II
        2005                              385            14.37            5,529             3.90             0.00             2.03
        2004                              366            14.08            5,159             4.39             0.00             3.61
        2003                              363            13.59            4,939             4.30             0.00             2.37
        2002                              409            13.28            5,435             2.75             0.00             9.05
        2001                              210            12.18            2,554             2.70             0.00             7.03

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Federated
  Insurance Series
  Sub-Accounts (continued):
    Federated High Income
      Bond Fund II
        2005                              333  $         13.11  $         4,362             8.30%            0.00%            2.66%
        2004                              368            12.77            4,706             6.04             0.00            10.46
        2003                              345            11.57            3,988             5.81             0.00            22.21
        2002                              184             9.46            1,737            10.39             0.00             1.39
        2001                              144             9.33            1,347            10.88             0.00             1.38

Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts:
      VIP Asset Manager
        2005                              213            13.13            2,796             2.63             0.00             4.04
        2004                              217            12.62            2,734             2.62             0.00             5.47
        2003                              196            11.96            2,342             3.35             0.00            17.97
        2002                              123            10.14            1,245             3.77             0.00            -8.73
        2001                               84            11.11              928             3.78             0.00            -4.09
      VIP Contrafund
        2005                            1,691            18.43           31,165             0.26             0.00            16.94
        2004                            1,301            15.76           20,505             0.31             0.00            15.48
        2003                            1,043            13.65           14,235             0.42             0.00            28.46
        2002                              784            10.63            8,334             0.83             0.00            -9.35
        2001                              564            11.72            6,614             0.74             0.00           -12.24
      VIP Equity-Income
        2005                              814            15.24           12,402             1.57             0.00             5.87
        2004                              745            14.39           10,728             1.48             0.00            11.53
        2003                              632            12.91            8,157             1.64             0.00            30.33
        2002                              458             9.90            4,532             1.78             0.00           -16.95
        2001                              347            11.92            4,134             1.63             0.00            -4.96
      VIP Growth
        2005                            1,697            11.95           20,274             0.47             0.00             5.80
        2004                            1,546            11.29           17,462             0.26             0.00             3.38
        2003                            1,250            10.93           13,651             0.23             0.00            32.85
        2002                              965             8.22            7,938             0.24             0.00           -30.11
        2001                              701            11.77            8,245             0.07             0.00           -17.65

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Fidelity
  Variable Insurance Products
  Fund Sub-Accounts
  (continued):
    VIP Index 500
        2005                            2,636  $         12.69  $        33,460             1.63%            0.00%            4.82%
        2004                            2,361            12.11           28,591             1.17             0.00            10.61
        2003                            2,029            10.95           22,212             1.26             0.00            28.41
        2002                            1,666             8.53           14,210             1.16             0.00           -22.25
        2001                            1,271            10.97           13,935             0.96             0.00           -12.10
    VIP Investment Grade
      Bond
        2005                              100            11.08            1,107             2.74             0.00             2.19
        2004                               53            10.84              577             1.57             0.00             4.45
        2003 (ab)                          10            10.38              107             0.00             0.00             3.80
    VIP Money Market
        2005                            1,062            12.72           13,512             3.00             0.00             3.04
        2004                            1,002            12.35           12,372             1.48             0.00             1.21
        2003                            1,167            12.20           14,229             1.09             0.00             1.00
        2002                            1,399            12.08           16,893             1.57             0.00             1.69
        2001                              962            11.88           11,422             3.61             0.00             4.19
    VIP Overseas
        2005                              562            14.83            8,338             0.56             0.00            19.05
        2004                              423            12.46            5,265             0.91             0.00            13.63
        2003                              316            10.96            3,461             0.70             0.00            43.37
        2002                              205             7.65            1,569             0.76             0.00           -20.28
        2001                              119             9.59            1,139             6.92             0.00           -21.17

Investments in the Janus Aspen
  Series Sub-Accounts :
    Balanced
        2005                              928            17.33           16,079             2.26             0.00             7.95
        2004                              907            16.05           14,565             2.23             0.00             8.53
        2003                              890            14.79           13,163             2.23             0.00            14.05
        2002                              794            12.97           10,298             2.60             0.00            -6.45
        2001                              593            13.86            8,225             2.81             0.00            -4.67
    Flexible Bond (b)
        2005                              326            14.93            4,868             5.52             0.00             2.00
        2004                              317            14.64            4,646             5.76             0.00             3.97
        2003                              281            14.08            3,958             5.09             0.00             6.39
        2002                              200            13.23            2,657             4.61             0.00            10.48
        2001                              108            11.98            1,299             6.04             0.00             7.74

(b) Previously known as Flexible Income
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                   (000s)      Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Janus
  Aspen Series Sub-Accounts
  (continued):
    Forty Portfolio (c)
        2005                               43  $         12.97  $           555             0.24%            0.00%           12.85%
        2004 (m) (o)                       14            11.50              165             0.42             0.00            14.97
    Large Cap Growth (d)
        2005                            1,283            11.64           14,935             0.33             0.00             4.29
        2004                            1,273            11.16           14,205             0.14             0.00             4.52
        2003                            1,252            10.68           13,368             0.09             0.00            31.73
        2002                            1,183             8.11            9,588             0.00             0.00           -26.51
        2001                              977            11.03           10,776             0.07             0.00           -24.73
    Mid Cap Growth
        2005                            1,254            15.15           18,994             0.00             0.00            12.31
        2004                            1,304            13.49           17,589             0.00             0.00            20.75
        2003                            1,168            11.17           13,048             0.00             0.00            35.10
        2002                            1,029             8.27            8,507             0.00             0.00           -27.94
        2001                              792            11.47            9,084             0.00             0.00           -39.45
    Worldwide Growth
        2005                            1,285            11.83           15,204             1.33             0.00             5.87
        2004                            1,314            11.17           14,680             0.97             0.00             4.78
        2003                            1,280            10.66           13,654             1.07             0.00            23.99
        2002                            1,169             8.60           10,055             0.91             0.00           -25.50
        2001                              930            11.54           10,732             0.49             0.00           -22.44

Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Account:
    Balanced (Service Shares)
        2005                              103            13.60            1,401             2.36             0.00             7.66
        2004                               53            12.64              671             2.95             0.00             8.29
        2003 (ab)                          14            11.67              165             1.75             0.00            16.68
    Foreign Stock
      (Service Shares)
        2005                              114            13.11            1,497             0.92             0.00             6.24
        2004                              141            12.34            1,740             0.35             0.00            18.22
        2003                               30            10.44              312             0.61             0.00            33.39
        2002 (z)                           18             7.83              137             0.06             0.00           -21.72

(c) Previously known as Capital Appreciation
(d) Previously known as Growth
(m) For period beginning April 30, 2004 and ended December 31, 2004
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(z) For the period beginning May 1, 2002 and ended December 31, 2002
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                   (000s)      Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares)
  Sub-Account (continued):
    Mid Cap Value
      (Service Shares)
        2005                               48  $         12.58  $           602             5.80%            0.00%           10.00%
        2004 (m)                            9            11.44              100             0.34             0.00            14.35
    Risk-Managed Core
      (Service Shares)
        2005                               14            12.73              183            10.70             0.00            10.91
        2004 (m)                            1            11.48                8             1.57             0.00            14.80
    Small Company Value
      (Service Shares)
        2005 (e)                            6            11.07               65             0.00             0.00            10.74
    Worldwide Growth
      (Service Shares)
        2005                               42            14.84              627             1.27             0.00             5.57
        2004                               33            14.06              461             1.18             0.00             4.53
        2003 (ab)                          12            13.45              163             0.42             0.00            34.53

Investments in the Lazard
  Variable Series Trust
  Sub-Account:
    Emerging Markets
        2005                               16            29.77              482             0.25             0.00            40.78
        2004                               17            21.15              354             0.35             0.00            30.59
        2003 (ab)                           1            16.19               24             0.01             0.00            61.93

Investments in the LSA Variable
Series Trust Sub-Accounts:
    LSA Aggressive Growth
        2004 (p)                            -              N/A                -             0.00             0.00             2.82
        2003 (ab)                           1            14.38               21             0.00             0.00            43.85
    LSA Balanced
        2004 (q)                            -              N/A                -             0.30             0.00             1.62
        2003                               38            10.69              404             1.71             0.00            29.22
        2002                                9             8.27               71             2.54             0.00           -18.30
        2001 (ac)                         < 1            10.13              < 1             9.65             0.00             1.28

(e) For period beginning April 29, 2005 and ended December 31, 2005
(m) For period beginning April 30, 2004 and ended December 31, 2004
(p) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(q) On April 30, 2004, LSA Balanced merged into OpCap Balanced
(ab) For the period beginning February 26, 2003 and ended December 31, 2003
(ac) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                   (000s)      Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts:
    LSA Basic Value
        2004 (n)                            -  $           N/A  $             -             0.00%            0.00%            1.90%
        2003                              177            11.28            1,997             0.00             0.00            33.42
        2002                               54             8.45              463             0.00             0.00           -21.70
        2001 (ac)                           1            10.80               11             0.02             0.00             7.97
    LSA Blue Chip
        2004 (r)                            -              N/A                -             0.00             0.00            -1.67
        2003 (ab)                           3            13.13               43             0.03             0.00            31.34
    LSA Capital Appreciation
        2004 (o)                            -              N/A                -             0.00             0.00             1.74
        2003 (ab)                           1            13.32               11             0.00             0.00            33.19
    LSA Capital Growth
        2004 (s)                            -              N/A                -             0.00             0.00             0.95
        2003 (ab)                           1            13.17                9             0.27             0.00            31.73
    LSA Diversified Mid-Cap
        2004 (t)                            -              N/A                -             0.02             0.00             0.63
        2003                               46            11.70              543             0.10             0.00            32.80
        2002                               17             8.81              147             0.23             0.00           -19.25
        2001 (ac)                         < 1            10.91                5             0.13             0.00             9.08
    LSA Emerging Growth Equity
        2004 (u)                            -              N/A                -             0.00             0.00             5.79
        2003                               73            10.18              741             0.00             0.00            46.93
        2002 (z)                            1             6.93                5             0.00             0.00           -30.75
    LSA Equity Growth
        2004 (v)                            -              N/A                -             0.00             0.00            -0.49
        2003 (ab)                           2            12.97               20             0.00             0.00            29.69
    LSA Mid Cap Value
        2004 (w)                            -              N/A                -             0.06             0.00             0.41
        2003                              128            14.08            1,807             0.10             0.00            39.78
        2002                               74            10.08              743             0.44             0.00            -7.49
        2001 (ac)                           1            10.89                7             0.56             0.00             8.92

(n) On April 30, 2004, LSA Basic Value merged into AIM V. I. Basic Value
(o) On April 30, 2004, LSA Capital Appreciation merged into Capital Appreciation
(r) On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(s) On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
Growth
(t) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF
U.S. Mid Cap Value
(u) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(v) On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
Growth
(w) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid
Cap Value
(z) For the period beginning May 1, 2002 and ended December 31, 2002
(ab) For the period beginning February 26, 2003 and ended December 31, 2003
(ac) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the LSA
  Variable Series Trust
  Sub-Accounts
  (continued):
    LSA Value Equity
        2004 (x)                            -  $           N/A  $             -             1.18%            0.00%            0.56%
        2003                               39            10.74              424             1.98             0.00            30.44
        2002                               18             8.24              148             0.00             0.00           -22.17
        2001 (ac)                         < 1            10.58              < 1             1.42             0.00             5.84

Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
    MFS Emerging Growth
     Series
        2005                              538            11.87            6,379             0.00             0.00             9.19
        2004                              548            10.87            5,951             0.00             0.00            12.96
        2003                              508             9.62            4,883             0.00             0.00            30.22
        2002                              403             7.39            2,981             0.00             0.00           -33.76
        2001                              307            11.15            3,424             0.00             0.00           -33.49
    MFS High Income Series
        2005                               13            11.08              139             4.31             0.00             2.16
        2004 (m)                            2            10.85               25             0.00             0.00             8.47
    MFS Investors Growth
     Stock Series
        2005                               12            11.49              134             0.33             0.00             4.49
        2004 (m)                            3            10.99               34             0.00             0.00             9.94
    MFS Investors Trust
     Series
        2005                              340            11.62            3,946             0.53             0.00             7.31
        2004                              333            10.83            3,600             0.60             0.00            11.35
        2003                              303             9.72            2,944             0.82             0.00            22.14
        2002                              327             7.96            2,604             0.58             0.00           -20.96
        2001                              240            10.07            2,421             0.53             0.00           -15.95
    MFS New Discovery Series
        2005                              331            18.87            6,254             0.00             0.00             5.25
        2004                              316            17.93            5,660             0.00             0.00             6.52
        2003                              271            16.83            4,569             0.00             0.00            33.72
        2002                              202            12.59            2,545             0.00             0.00           -31.63
        2001                              124            18.41            2,291             0.00             0.00            -5.03

(m) For period beginning April 30, 2004 and ended December 31, 2004
(x) On April 30, 2004, LSA Value Equity merged into Investors
(ac) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts (continued):
    MFS Research Series
        2005                              216  $         12.15  $         2,626             0.53%            0.00%            7.80%
        2004                              283            11.28            3,186             0.84             0.00            15.85
        2003                              200             9.73            1,949             0.63             0.00            24.70
        2002                              179             7.80            1,400             0.26             0.00           -24.54
        2001                              141            10.34            1,459             0.01             0.00           -21.25
    MFS Total Return Series
        2005                            1,021            16.13           16,478             1.93             0.00             2.82
        2004                              862            15.69           13,521             1.43             0.00            11.33
        2003                              665            14.10            9,368             1.69             0.00            16.32
        2002                              586            12.12            7,105             1.10             0.00            -5.17
        2001                              199            12.78            2,548             1.79             0.00             0.25
    MFS Utilities Series
        2005                               25            21.24              527             0.54             0.00            16.84
        2004                               12            18.18              213             1.25             0.00            30.20
        2003 (ab)                           3            13.96               44             0.00             0.00            39.61
    MFS Value Series
        2005                               23            12.08              277             0.86             0.00             6.66
        2004 (m)                            6            11.33               68             0.00             0.00            13.26

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Account:
    Oppenheimer Aggressive
       Growth
        2005 (e)                            4            11.85               50             0.00             0.00            18.53
    Oppenheimer Global
      Securities
        2005                               91            13.39            1,216             0.44             0.00            14.06
        2004 (m)                           23            11.74              267             0.00             0.00            17.37
    Oppenheimer Main Street
      Small Cap Growth
        2005                              108            20.12            2,180             0.00             0.00             9.92
        2004                               46            18.30              848             0.00             0.00            19.42
        2003 (ab)                           8            15.32              117             0.00             0.00            53.25

(e) For period beginning April 29, 2005 and ended December 31, 2005
(m) For period beginning April 30, 2004 and ended December 31, 2004
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                                   At December 31,                       For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense          Total
                                   (000s)      Unit Fair Value       (000s)       Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  --------------   ---------------
Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Class ("SC"))
  Sub-Account (continued):
    Oppenheimer Main Street
      Small Cap Growth (SC)
        2005                              223  $         14.92  $         3,326             0.00%            0.00%            9.71%
        2004                              156            13.60            2,119             0.00             0.00            19.18
        2003                              113            11.41            1,284             0.00             0.00            44.24
        2002 (z)                           38             7.91              305             0.00             0.00           -20.87

Investments in the Panorama
  Series Fund, Inc.
  Sub-Account:
      Oppenheimer
        International
        Growth
        2005                               16            23.24              381             0.74             0.00            14.06
        2004                               12            20.37              247             0.69             0.00            17.85
        2003 (ab)                           2            17.29               41             0.00             0.00            72.87

Investments in the PIMCO
  Advisors Variable Insurance
  Trust
    Sub-Accounts:
      NFJ Small Cap Value
        2005 (f)                            -              N/A                -             2.35             0.00              N/A
        2004 (m)                           19            12.15              230             3.64             0.00            21.51
      Opcap Balanced
        2005                               98            11.20            1,096             0.28             0.00             2.74
        2004 (m) (q)                       80            10.90              869             0.00             0.00             9.04
      OpCap Renaissance (g)
        2005                               15            11.03              169             0.00             0.00            -4.53
        2004 (m)                            5            11.56               57             7.44             0.00            15.56
      OpCap Small Cap
        2005                              274            12.22            3,345             0.00             0.00             0.06
        2004                              194            12.21            2,372             0.05             0.00            17.88
        2003                              102            10.36            1,057             0.04             0.00            42.65
        2002 (z)                           21             7.26              151             0.00             0.00           -27.40

(f)  For period beginning January 1, 2005 and ended May 1, 2005
(g)  Previously known as PEA Renaissance
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(q)  On April 30, 2004, LSA Balanced merged into OpCap Balanced
(z)  For the period beginning May 1, 2002 and ended December 31, 2002
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                                   At December 31,                       For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense          Total
                                   (000s)      Unit Fair Value       (000s)       Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  --------------   ---------------
Investments in the PIMCO
  Advisors Variable Insurance
  Trust
    Sub-Accounts (continued):
      PEA Science and
        Technology
        2005 (f)                            -  $           N/A  $             -             0.00%            0.00%             N/A%
        2004                              129             8.45            1,094             0.00             0.00            -5.10
        2003                              202             8.91            1,800             0.00             0.00            63.33
        2002                               54             5.45              293             0.00             0.00           -49.58
        2001 (ac)                           2            10.82               18             0.00             0.00             8.18

Investments in the PIMCO
  Variable Insurance Trust
    Sub-Accounts:
      Foreign Bond
        2005                              140            12.09            1,692             3.02             0.00             5.15
        2004                              112            11.50            1,288             1.66             0.00             5.56
        2003                               61            10.89              666             2.85             0.00             2.26
        2002 (z)                           24            10.65              261             2.77             0.00             6.53
      Money Market
        2005                              169            10.43            1,765             4.49             0.00             2.76
        2004                               65            10.15              656             1.50             0.00             0.88
        2003                               31            10.06              314             0.63             0.00             0.57
      PIMCO Real Return
        2005                               47            11.07              521             2.87             0.00             2.08
        2004 (m)                            6            10.84               64             0.67             0.00             8.39
      PIMCO Total Return
        2005                              536            12.01            6,445             3.74             0.00             2.44
        2004                              460            11.73            5,401             1.77             0.00             4.88
        2003                              284            11.18            3,175             4.84             0.00             5.04
        2002 (z)                          111            10.65            1,182             2.44             0.00             6.45

Investments in the Putnam
  Variable Trust Sub-Account:
    VT International Growth
      and Income
        2005                              109            15.73            1,710             0.93             0.00            14.10
        2004                               55            13.79              752             0.98             0.00            20.98
        2003                               40            11.40              452             0.77             0.00            37.84
        2002 (z)                           19             8.27              153             0.00             0.00           -17.33

(f)  For period beginning January 1, 2005 and ended May 1, 2005
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(z)  For the period beginning May 1, 2002 and ended December 31, 2002
(ac) For the period beginning October 22, 2001 and ended December 31, 2001

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                                   At December 31,                       For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense          Total
                                   (000s)      Unit Fair Value       (000s)       Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  --------------   ---------------
Investments in the Putnam
  Variable Trust (Class IA)
  Sub-Accounts:
    VT High Yield (Class IA)
        2005                               26  $         14.19  $           364             7.45%            0.00%            3.47%
        2004                               18            13.71              251             5.09             0.00            10.99
        2003 (ab)                          10            12.35              130             0.00             0.00            23.53
    VT International Growth
      and Income (Class IA)
        2005                               19            20.81              399             0.77             0.00            14.33
        2004                               11            18.20              194             0.86             0.00            21.31
        2003 (ab)                           3            15.00               43             0.00             0.00            50.02

Investments in the Rydex
  Variable Trust Sub-Account:
    Rydex Sector Rotation
        2005                               14            17.22              234             0.00             0.00            13.71
        2004                                9            15.14              131             0.00             0.00            10.71
        2003 (ab)                           4            13.68               58             0.00             0.00            36.77

Investments in the Salomon
  Brothers Variable Series
  Funds Inc. Sub-Accounts:
    All Cap
        2005                               31            16.75              516             0.97             0.00             4.05
        2004                               24            16.10              389             0.77             0.00             8.31
        2003 (ab)                           8            14.87              119             0.38             0.00            48.67
    High Yield Bond
        2005                               39            11.47              443             8.98             0.00             3.81
        2004 (m)                           12            11.05              137            11.77             0.00            10.50
    Investors
        2005                               70            11.77              828             1.04             0.00             6.53
        2004 (m) (x)                       71            11.05              779             2.83             0.00            10.46

Investments in the Scudder
  Variable Insurance Trust
  (Class A)
  Sub-Accounts:
    EAFE Equity Index
      (Class A)
        2005 (h)                            -              N/A                -             4.89             0.00              N/A
        2004                                8            17.24              135             2.21             0.00            19.06
        2003 (ab)                           4            14.48               58             0.00             0.00            44.76

(h)  For period beginning January 1, 2005 and ended July 25, 2005
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(x)  On April 30, 2004, LSA Value Equity merged into Investors
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                                   At December 31,                       For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense          Total
                                   (000s)      Unit Fair Value       (000s)       Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  --------------   ---------------
Investments in the Scudder
  Variable Insurance Trust
  (Class A)
  Sub-Accounts (continued):
    Equity 500 Index
      (Class A)
        2005                              100  $         15.72  $         1,571             1.59%            0.00%            4.68%
        2004                               88            15.02            1,316             1.23             0.00            10.59
        2003 (ab)                          20            13.58              272             0.05             0.00            35.83
    Small Cap Index
      (Class A)
        2005                               30            19.23              569             0.59             0.00             4.26
        2004                               20            18.44              378             0.35             0.00            17.76
        2003 (ab)                          10            15.66              158             0.01             0.00            56.62

Investments in the Scudder
  Variable Series I
  Sub-Accounts:
    Balanced
        2005 (i)                            -              N/A                -             6.13             0.00              N/A
        2004                              238            12.55            2,991             1.68             0.00             6.48
        2003                              211            11.79            2,489             2.20             0.00            17.93
        2002                              173            10.00            1,733             2.32             0.00           -15.08
        2001                              155            11.77            1,826             1.98             0.00            -6.06
    Bond
        2005                              402            14.50            5,831             3.51             0.00             2.60
        2004                              365            14.13            5,156             4.25             0.00             5.38
        2003                              314            13.41            4,209             4.20             0.00             5.06
        2002                              285            12.76            3,629             6.29             0.00             7.66
        2001                              276            11.85            3,275             3.37             0.00             5.75
    Global Discovery
        2005                              223            22.32            4,971             0.58             0.00            18.19
        2004                              211            18.89            3,987             0.25             0.00            23.34
        2003                              179            15.31            2,741             0.08             0.00            49.09
        2002                              121            10.27            1,245             0.00             0.00           -19.89
        2001                               80            12.82            1,024             0.00             0.00           -24.59
    Growth and Income
        2005                              177            11.08            1,967             1.27             0.00             6.07
        2004                              170            10.45            1,774             0.73             0.00            10.16
        2003                              146             9.49            1,385             0.97             0.00            26.74
        2002                              114             7.49              855             0.80             0.00           -23.13
        2001                               76             9.74              741             0.97             0.00           -11.30

(i)  On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                                   At December 31,                       For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense          Total
                                   (000s)      Unit Fair Value       (000s)       Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  --------------   ---------------
Investments in the Scudder
  Variable Series I
  Sub-Accounts (Continued):
    International
        2005                              185  $         12.32  $         2,282             1.82%            0.00%           16.17%
        2004                              158            10.60            1,680             1.23             0.00            16.53
        2003                              159             9.10            1,443             0.72             0.00            27.75
        2002                              113             7.12              806             0.92             0.00           -18.37
        2001                              111             8.72              966             0.36             0.00           -30.86

Investments in the Scudder
  Variable Series II
  Sub-Accounts:
    Total Return
        2005 (e) (i)                      301            10.69            3,220             0.00             0.00             6.91

Investments in the Strong
  Opportunity Fund II, Inc.
  Sub-Account:
    Opportunity Fund II
        2005 (j)                            -              N/A                -             0.00             0.00              N/A
        2004                              433            18.03            7,801             0.00             0.00            18.22
        2003                              404            15.25            6,168             0.08             0.00            37.00
        2002                              361            11.13            4,016             0.55             0.00           -26.82
        2001                              187            15.21            2,851             0.52             0.00            -3.70

Investments in the Strong
  Variable Insurance Funds,
  Inc. Sub-Accounts:
    Discovery Fund II
        2002 (ad)                           -              N/A                -             0.00             0.00              N/A
        2001                               41            12.66              519             0.95             0.00             4.08
    MidCap Growth Fund II
        2005 (k)                            -              N/A                -             0.00             0.00              N/A
        2004                              327            12.82            4,189             0.00             0.00            19.15
        2003                              315            10.76            3,393             0.00             0.00            34.21
        2002                              237             8.02            1,896             0.00             0.00           -37.55
        2001                              189            12.84            2,425             0.00             0.00           -30.77

(e)  For period beginning April 29, 2005 and ended December 31, 2005
(i)  On April 29, 2005, Scudder Balanced merged into Scudder II Total Return
(j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
(ad) For the period beginning January 1, 2002 and ended May 15, 2002

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NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                             Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------

                                                   At December 31,                       For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------

                                   Units        Accumulation      Net Assets       Investment         Expense          Total
                                   (000s)      Unit Fair Value       (000s)       Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  --------------   ---------------
Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
    T. Rowe Price Blue
      Chip Growth
        2005                               54  $         11.56  $           627             0.16%            0.00%            5.94%
        2004 (m)                           18            10.91              201             1.02             0.00             9.07
    T. Rowe Price Equity
      Income
        2005                              984            16.78           16,516             1.59             0.00             3.92
        2004                              799            16.15           12,911             1.58             0.00            14.92
        2003                              551            14.05            7,743             1.60             0.00            25.50
        2002                              407            11.20            4,563             1.86             0.00           -13.12
        2001                              235            12.89            3,028             1.64             0.00             1.46
    T. Rowe Price Mid-Cap
      Growth
        2005                              489            22.52           11,005             0.00             0.00            14.74
        2004                              492            19.62            9,646             0.00             0.00            18.34
        2003                              514            16.58            8,517             0.00             0.00            38.39
        2002                              347            11.98            4,161             0.00             0.00           -21.25
        2001                              192            15.22            2,918             0.00             0.00            -0.92
    T. Rowe Price New
      America Growth
        2005                              151            11.26            1,704             0.00             0.00             4.47
        2004                              142            10.78            1,526             0.03             0.00            10.88
        2003                              335             9.72            3,253             0.00             0.00            35.10
        2002                               90             7.20              646             0.00             0.00           -28.31
        2001                               50            10.04              503             0.00             0.00           -11.84

Investments in the T. Rowe Price
  International Series, Inc.
  Sub-Account:
    T. Rowe Price
      International Stock
        2005                              284            12.99            3,688             1.67             0.00            16.03
        2004                              252            11.19            2,817             1.20             0.00            13.77
        2003                              204             9.84            2,011             1.37             0.00            30.52
        2002                              149             7.54            1,122             1.25             0.00           -18.29
        2001                               84             9.23              778             2.37             0.00           -22.21

(m)  For period beginning April 30, 2004 and ended December 31, 2004

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------
                                               At December 31,                             For the year ended December 31,
                              ----------------------------------------------------------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                  (000s)       Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
    Van Kampen UIF
      Equity Growth
        2005                               50  $         12.59  $           630             0.62%            0.00%           15.71%
        2004 (m) (r) (s) (v)               35            10.88              384             0.19             0.00             8.79
    Van Kampen UIF High Yield
        2005                               15            13.39              204             7.46             0.00             1.06
        2004                               12            13.25              156             6.39             0.00             9.48
        2003 (ab)                           3            12.10               37             0.00             0.00            20.99
    Van Kampen UIF U.S. Mid
      Cap Value
        2005                              529            12.83            6,785             0.29             0.00            12.31
        2004 (m) (t) (w)                  354            11.43            4,048             0.04             0.00            14.28
    Van Kampen UIF U.S.
      Real Estate
        2005                              105            22.41            2,344             1.12             0.00            17.05
        2004                               57            19.14            1,092             1.56             0.00            36.39
        2003 (ab)                          10            14.04              146             0.00             0.00            40.36

Investments in the Van Eck
  Worldwide Insurance Trust
  Sub-Accounts:
    Van Eck Worldwide
      Absolute Return
        2005                                2             9.95               22             0.00             0.00             0.20
        2004 (m)                          < 1             9.93                2             0.00             0.00            -0.71
    Van Eck Worldwide
      Emerging Markets
        2005                               21            16.81              351             0.30             0.00            32.00
        2004 (m)                            5            12.74               59             0.00             0.00            27.39
    Van Eck Worldwide
      Hard Assets
        2005                               36            19.15              688             0.13             0.00            51.67
        2004 (m)                           10            12.63              126             0.00             0.00            26.27

(m)  For period beginning April 30, 2004 and ended December 31, 2004
(r)  On April 30, 2004, LSA Blue Chip merged into Van Kampen UIF Equity Growth
(s)  On April 30, 2004, LSA Capital Growth merged into Van Kampen UIF Equity
     Growth
(t) On April 30, 2004, LSA Diversified Mid Cap merged into Van Kampen UIF U.S. Mid Cap Value
(v)  On April 30, 2004, LSA Equity Growth merged into Van Kampen UIF Equity
     Growth
(w) On April 30, 2004, LSA Mid Cap Value merged into Van Kampen UIF U.S. Mid Cap Value
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. FINANCIAL HIGHLIGHTS (CONTINUED)

                                           Consultant, Consultant SL, Accumulator, and Protector Policies (continued)
                              ----------------------------------------------------------------------------------------------------
                                               At December 31,                             For the year ended December 31,
                              -------------------------------------------------  -------------------------------------------------
                                   Units        Accumulation      Net Assets       Investment         Expense           Total
                                   (000s)      Unit Fair Value      (000s)        Income Ratio*       Ratio**         Return***
                              ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
Investments in the Van Kampen
  Life Investment Trust
  Sub-Accounts:
    LIT Government
        2005                               10  $         10.76  $           113             2.72%            0.00%            3.54%
        2004 (m)                            4            10.39               43             0.00             0.00             3.95
    LIT Growth and Income
        2005                               90            17.04            1,531             0.94             0.00             9.99
        2004                               61            15.49              948             0.44             0.00            14.38
        2003 (ab)                          15            13.55              206             0.00             0.00            35.47

Investments in the Van Kampen
  Life Investment Trust
  (Class II) Sub-Accounts:
    LIT Aggressive Growth
      (Class II)
        2005                               75            12.50              937             0.00             0.00            11.11
        2004 (m) (p) (u)                   72            11.25              810             0.00             0.00            12.50
    LIT Growth and Income
      (Class II)
        2005                              235            13.16            3,090             0.77             0.00             9.72
        2004                              206            11.99            2,469             0.50             0.00            14.12
        2003                               82            10.51              858             0.43             0.00            27.67
        2002 (z)                           18             8.23              151             0.00             0.00           -17.69

Investments in the Wells Fargo
  Variable Trust Sub-Accounts:
    Wells Fargo VT Advantage
      Discovery
        2005 (k) (l)                      425            11.59            4,923             0.00             0.00            15.86
    Wells Fargo VT Advantage
      Opportunity
        2005 (j) (l)                      724            11.14            8,070             0.00             0.00            11.41

(j) On April 8, 2005, Strong Opportunity Fund II merged into Wells Fargo Advantage VT Opportunity
(k) On April 8, 2005, Strong MidCap Growth Fund II merged into Wells Fargo Advantage VT Discovery
(l)  For period beginning April 8, 2005 and ended December 31, 2005
(m)  For period beginning April 30, 2004 and ended December 31, 2004
(p) On April 30, 2004, LSA Aggressive Growth merged into Van Kampen LIT Aggressive Growth (Class II)
(u) On April 30, 2004, LSA Emerging Growth Equity merged into Van Kampen LIT Aggressive Growth (Class II)
(z)  For the period beginning May 1, 2002 and ended December 31, 2002
(ab) For the period beginning February 26, 2003 and ended December 31, 2003

                                     PART C
                               OTHER INFORMATION

Item 26.
EXHIBITS
         (a) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing establishment of Registrant (1)

         (b)    Custodian Agreement (Not Applicable)

         (c)    (i) Principal Underwriting Agreement (2)

                (ii) Form of Selling Agreement (3)

                (iii) Schedule of Sales Commissions (1)

         (d) Specimen Consultant Flexible Premium Variable Universal Life Policy (1)

         (e)    Application Form (1)

         (f) (1) Certificate of Incorporation of Lincoln Benefit (1)

                (2) By-laws of Lincoln Benefit (1)

         (g) Contracts of Reinsurance (4)

         (h) Fund Participation Agreements:

                (1)        Fund Participation Agreement between Janus Aspen
                           Series and Lincoln Benefit Life Company   (1)

                (2) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund and Fidelity Distributors Corporation. (1)

                (3) Participation Agreement among Lincoln Benefit Life Company and Variable Insurance Products Fund II and Fidelity Distributors Corporation (1)

                (4) (i) Participation Agreement among the Alger American Fund, Lincoln Benefit Life Company and Fred Alger and
                            Company, Incorporated (1)

                           (ii) Service Agreement between Fred Alger Management, Inc. and Lincoln Benefit Life Company (1)

                (5) (i) Participation Agreement between Scudder Variable Life Investment Fund and Lincoln Benefit Life Company
                           (1)

                           (ii) Reimbursement Agreement by and between Scudder, Stevens & Clark, Inc. and Lincoln Benefit Life Company (1)

                           (iii) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Lincoln
                         Benefit Financial Services (1)

                (6) Form of Participation Agreement among Lincoln Benefit Life Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II, Inc., Strong Capital Management, Inc., and Strong Funds Distributors, Inc.
                         (1)

                (7) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Investment Services, Inc., and Lincoln Benefit Life Company (1)

                (8) Form of Participation Agreement among MFS Variable Insurance Trust, Lincoln Benefit Life Company, and Massachusetts Financial Services Company (1)

                (9) Fund Participation Agreement between Lincoln Benefit Life Company, Insurance Management Series and Federated Securities Corp. (1)

                (10) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life Company (5)

                (11) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series Trust (6)

                (12) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc., and
                        Lincoln Benefit Life Company (5)

                (13) Form of Participation Agreement among PIMCO Variable Insurance Trust, Lincoln Benefit Life Company and PIMCO
                            Funds Distributor LLC (7)

                (14) Form of Participation Agreement among Putnam Variable Trust, Putnam Retail Management, Inc., and Lincoln Benefit Life Company (5)

                (15) Form of Participation Agreement among Van Kampen Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company (5)

                (16) (i) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation Trust (7)

                           (ii) Amendment to Participation Agreement among OCC Accumulation Trust, OCC Distributors, and Lincoln
                            Benefit Life Company (8)

                (17)   Form of  Participation  Agreement  among  AIM  Variable
                         Insurance  Funds,  Inc.,  AIM  Distributors,  Inc., and
                        Lincoln Benefit Life Company (5)

                (18) Form of Participation Agreement among Lincoln Benefit Life Company, The Universal Institutional Funds, Inc.
                         and Miller Anderson & Sherrerd, LLP...........(7)

                (19)     Form  of   Participation   Agreement   between  Salomon
                         Brothers   Variable  Series  Funds  Inc.,  and  Salomon
                         Brothers                Asset                Management
                         Inc.........................(7)


(20) Form of Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC and Lincoln Benefit Life Company (11)



     (i)  Administrative Contracts (Not Applicable)

     (j)  Other Material Contracts (Not Applicable)

     (k)  Opinion and Consent of Counsel (9)

     (l)  Actuarial Opinion and Consent (10)

     (m)  Sample Calculations (10)

     (n)  Consent of Independent Registered Public Accounting Firm
          (filed herewith)

     (o)  Omitted financial statements (Not applicable)

     (p)  Initial Capital Arrangements (Not Applicable)

     (q)  Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(ii) (9)

     (r)  Table of Surrender Charge Factors and Percentages (9)

(99) Powers of Attorney for Lawrence W. Dahl, John C. Lounds, Samuel H. Pilch, Kevin R. Slawin,
            Casey J. Sylla, John C. Pintozzi, Steven C. Verney,
            Douglas B. Welch (filed herewith)



-----------------------


     (1) Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed March 11, 1998 (File No. 333- 47717).

     (2) Post-Effective Amendment to Form S-6 for Lincoln Benefit Life Variable Life Account, filed January 22, 1999 (File No. 333-47717).

     (3) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 1, 1999 (File No. 333-50545).

     (4) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed April 21, 1998 (File No. 333-50545).

     (5) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed August 8, 2001 (File No. 333-61146).

     (6) Pre-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed September 29, 1999 (File No. 333-82427).

     (7) Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed July 8, 1999 (File No. 333-82427).

     (8) Post-Effective Amendment to Form N-4 for Lincoln Benefit Life Variable Annuity Account, filed January 17, 2001 (File No. 333-82427, 811-7924).

     (9) Pre-Effective Amendment to Form S-6 of Lincoln Benefit Life Variable Life Account, filed July 24, 1998 (File No. 333-47717).

     (10) Post Effective Amendment to Form N-6 to Registration Statement on Form S-6 of Lincoln Benefit Life Variable Life Account, filed February 21, 2003 (File Number 333-47717).

     (11) Post-effective Amendment on Form N-6 to Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, filed April 4, 2005 (File No. 333-47717, 811-09154)




Item 27.
EXECUTIVE OFFICERS AND DIRECTORS OF LINCOLN BENEFIT

NAME                                POSITION/OFFICE WITH DEPOSITOR
--------------------------          ------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Lawrence W. Dahl              Director, President and Chief Operating Officer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Douglas F. Gaer               Executive Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
John C. Lounds                Director, Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
John C. Pintozzi              Director, Sr. Vice President and Chief Financial Officer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Kevin R. Slawin               Director, Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Casey J. Sylla                Director, Chairman of the Board and Chief Executive Officer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Michael J. Velotta            Director, Sr. Vice President, General Counsel and Secretary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Douglas B. Welch              Director, Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Samuel H. Pilch               Group Vice President and Controller
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Joseph Patrick Rath           Assistant Vice President, Assistant General Counsel and Assistant Secretary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Eric A. Simonson              Sr. Vice President and Chief Investment Officer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Dean M. Way                   Sr. Vice President and Actuary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Karen Gardner                 Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Anson J. Glacy, Jr            Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
John E. Smith                 Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Steven C. Verney              Treasurer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Bob W. Birman                 Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Randy DeCoursey               Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Teresa N. Carnazzo            Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
William F. Emmons             Vice President, Assistant General Counsel & Assistant Secretary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Georgia Feiste                Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Debbie L. Grenemeier          Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Sharyn L. Jenson              Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Heidi Kelle                   Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Scott Lawson                  Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Barb Raymond                  Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Stanley G. Shelley            Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Robert L. Vance               Vice President and Assistant Treasurer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Jeanette Wellsandt            Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Errol Cramer                  Appointed Actuary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Karen Burckhardt              Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Joanne M. Derrig              Assistant Vice President and Chief Privacy Officer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Philip Emmanuele              Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Lisa J. Flanary               Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Maria D. McNitt               Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Mary J. McGinn                Assistant Secretary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Robert L. Park                Assistant Secretary
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Nancy Buffalino               Assistant Treasurer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Barry S. Paul                 Assistant Treasurer
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Robert E. Transon             Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Timothy N. Vander Pas         Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Richard Zaharias              Assistant Vice President
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Nestor Almaria                Authorized Representative
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Lynn Cirrincione              Authorized Representative
--------------------------- ---------------------------------------------------------------------------------
--------------------------- ---------------------------------------------------------------------------------
Dave Simek                    Authorized Representative
--------------------------- ---------------------------------------------------------------------------------



Item 28.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


See Annual Report on Form 10-K of the Allstate Corporation, File No. 1-11840, filed February 23, 2006.



Item 29:
INDEMNIFICATION

     The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

     The By-Laws of ALFS, Inc. (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.
No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

     Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the distributor for any liability that the latter may incur to a Policy Owner or party-in-interest under a Policy, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Policy; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public Policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public
Policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 30.
PRINCIPAL UNDERWRITERS

     ALFS, Inc., ("ALFS") serves as principal underwriter and distributor of the Policies. ALFS is a wholly-owned subsidiary of Allstate Life Insurance Company.
ALFS is a registered broker dealer under the Securities and Exchange Act of 1934, as amended ("Exchange Act"), and is a member of the National Association of Securities Dealers, Inc.

     Lincoln Benefit does not pay ALFS any commission or other compensation. As stated in the SAI, under the underwriting agreement for the Policies, Lincoln
Benefit reimburses ALFS for expenses incurred in distributing the Policies, including liability arising from services Lincoln Benefit provides on the Policies.

     ALFS also serves as distributor for the Lincoln Benefit Life Variable
Annuity Account, which is another separate account of Lincoln Benefit. In addition, ALFS serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ALFS and Lincoln Benefit:

        Allstate Financial Advisors Separate Account I
        Allstate Life Variable Life Separate Account A
        Allstate Life of New York Separate Account A
        Allstate Life of New York Variable Life Separate Account A
        Charter National Variable Annuity Account
        Intramerica Variable Annuity Account


     The following are the directors and officers of ALFS. The principal business address of each of the officers and directors listed below is 3100
Sanders Road, Northbrook, IL 60062.

         Name                               Position with Distributor
      ---------------------------           ------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      John E. Smith               Director, President, Chief Executive Officer
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Casey J. Sylla              Director
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Michael J. Velotta          Director and Secretary
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Marian Goll                 Vice President, Treasurer and Financial Operations Principal
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Andrea J. Schur             Vice President
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Maribel V. Gerstner         Assistant Vice President and Chief Compliance Officer
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Joanne M. Derrig            Assistant Vice President and Chief Privacy Officer
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      William F. Emmons           Assistant Secretary
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Mary J. McGinn              Assistant Secretary
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Barry S. Paul               Assistant Treasurer
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Joseph Patrick Rath         Vice President, General Counsel and Assistant Secretary
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Nancy Buffalino             Assistant Treasurer
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
      Steven C. Verney            Assistant Treasurer
------------------------------- -----------------------------------------------------------------------------



Item 31.
LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

     The Principal Underwriter, ALFS, Inc. is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.


Item 32.
MANAGEMENT SERVICES

         None.

Item 33.
REPRESENTATION OF REASONABLENESS OF FEES

     Lincoln Benefit Life Company hereby represents that the aggregate fees and charges deducted under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Benefit.






SIGNATURES


     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all the requirements for the effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lincoln, and State of Nebraska on April 20, 2006.


                     LINCOLN BENEFIT LIFE VARIABLE
                     LIFE ACCOUNT
                     (Registrant)

                        By: Lincoln Benefit Life Company



                           * By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer



                          LINCOLN BENEFIT LIFE COMPANY
                                   (Depositor)


                            *By: /s/ Lawrence W. Dahl
                ------------------------------------------------
                                Lawrence W. Dahl
                      President and Chief Operating Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities and on April 20, 2006.

(Signature) (Title)


*/s/ Lawrence W. Dahl
-----------------------------------         President, Chief Operating Officer
 Lawrence W. Dahl                            & Director
(Principal Executive Officer)



*/s/ Samuel H. Pilch
----------------------------------          Group Vice President & Controller
Samuel H. Pilch
(Principal Accounting Officer)



*/s/ Steven C. Verney
---------------------------------           Treasurer
Steven C. Verney
(Principal Financial Officer)



*/s/ John C. Lounds
--------------------------------            Director, Vice President
John C. Lounds



*/s/ Douglas B. Welch
--------------------------------            Director, Vice President
Douglas B. Welch



*/s/ John C. Pintozzi
--------------------------------            Director, Senior Vice President and
John C. Pintozzi                                 Chief Financial Officer



*/s/ Kevin R. Slawin
--------------------------------            Director, Vice President
Kevin R. Slawin




*/s/ Casey J. Sylla
--------------------------------            Director, Chairman of the Board
Casey J. Sylla                              and Chief Executive Officer



/s/ Michael J. Velotta
---------------------------------           Director, Senior Vice President,
Michael J. Velotta                          General Counsel and Secretary


*By Michael J. Velotta, pursuant to Power of Attorney.




INDEX TO EXHIBITS

FOR POST-EFFECTIVE AMENDMENT ON FORM N-6

TO REGISTRATION STATEMENT ON FORM S-6

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT



EXHIBIT NO.                                 SEQUENTIAL PAGE NO.


26(n)    Consent of Independent Registered Public Accounting Firm

99       Powers of Attorney for Lawrence W. Dahl, John C. Lounds,
         Samuel H. Pilch, John C. Pintozzi, Kevin R. Slawin, Casey J. Sylla, Steven C. Verney, Douglas B. Welch